       As filed with the Securities and Exchange Commission on February 28, 2002

                                                Securities Act File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                        ------
                  Pre-effective Amendment No.
                                              ----
                                                                        ------
                  Post-Effective Amendment No.  39                        X
                                                --
                                                                        ------

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No.  41                                       X
                                 --

                                 ABN AMRO FUNDS
                       (FORMERLY KNOWN AS ALLEGHANY FUNDS)
               (Exact Name of Registrant as Specified in Charter)

                             161 North Clark Street
                             Chicago, Illinois 60601
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 884-2139

Name and Address of Agent for Service:         Copies to:
Kenneth C. Anderson, President                 Cathy G. O'Kelly, Esq.
ABN AMRO Funds                                 Vedder, Price, Kaufman & Kammholz
161 North Clark Street                         222 North LaSalle Street
Chicago, Illinois 60601                        Chicago, Illinois 60601






It is proposed that this filing will become effective:

   X        immediately upon filing pursuant to paragraph (b); or
--------
            On          pursuant to paragraph (b); or
--------       --------
            60 days after filing pursuant to paragraph (a)(1); or
--------
            On January 25, 2002 pursuant to paragraph (a)(1); or
--------
            75 days after filing pursuant to paragraph (a)(2); or
--------
            On              pursuant to paragraph (a)(2) of Rule 485
--------       ------------


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                              ABN AMRO GROWTH FUND
                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND
                      ABN AMRO/TAMRO LARGE CAP VALUE FUND
                              ABN AMRO VALUE FUND
                      ABN AMRO/VEREDUS SELECT GROWTH FUND
                          ABN AMRO/TALON MID CAP FUND
                 ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND
                            ABN AMRO SMALL CAP FUND
                         ABN AMRO/TAMRO SMALL CAP FUND
                    ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
                           ABN AMRO REAL ESTATE FUND
                         ABN AMRO/VEREDUS SCITECH FUND
                     ABN AMRO/CHICAGO CAPITAL BALANCED FUND
                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND
                       ABN AMRO/CHICAGO CAPITAL BOND FUND
                  ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND
                   ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND
                       ABN AMRO INTERNATIONAL EQUITY FUND

                                 CLASS N SHARES

                         SUPPLEMENT DATED MARCH 1, 2002
                       TO PROSPECTUS DATED MARCH 1, 2002

Effective March 25, 2002, ABN AMRO Asset Management (USA) LLC, (the "Adviser"), on behalf of ABN AMRO SMALL CAP FUND, will terminate the sub-advisory agreement with Delaware Management Company.

Until March 25, 2002, Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103 will serve as the Subadviser of the ABN AMRO SMALL CAP FUND, pursuant to a sub-advisory agreement with the Adviser. ABN AMRO SMALL CAP FUND is managed by a team of investment professionals. Delaware Management Company is a separate series of Delaware Management Business Trust (DMBT), a Delaware business trust organized under the laws of the State of Delaware. DMBT provides a full range of investment advisory services through Delaware Management Company and Delaware Investment Advisers (DIA), another series of DMBT. Delaware Management Company provides investment management services to other registered investment companies. DIA provides investment advisory services to large taxable and tax-exempt institutional accounts. DMBT is an indirect, wholly owned subsidiary of Lincoln National Corporation, which is also known as Lincoln Financial Group. Delaware Management Company receives a fee from the Adviser for its services.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

     ABN AMRO ASSET MANAGEMENT (USA) LLC - CHICAGO CAPITAL MANAGEMENT, INC. MONTAG & CALDWELL, INC. - TAMRO CAPITAL PARTNERS LLC - VEREDUS ASSET MANAGEMENT
                                      LLC

MARCH 1, 2002

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC       -       Veredus Asset
Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

 CLASS N SHARES

EQUITY FUNDS

Large-Cap
ABN AMRO/Chicago Capital Growth Fund
ABN AMRO Growth Fund
ABN AMRO/Montag & Caldwell Growth Fund
ABN AMRO/TAMRO Large Cap Value Fund
ABN AMRO Value Fund
ABN AMRO/Veredus Select Growth Fund

Mid-Cap
ABN AMRO/Talon Mid Cap Fund

Small-Cap
ABN AMRO/Chicago Capital Small Cap Value Fund
ABN AMRO Small Cap Fund
ABN AMRO/TAMRO Small Cap Fund
ABN AMRO/Veredus Aggressive Growth Fund

Sector
ABN AMRO Real Estate Fund
ABN AMRO/Veredus SciTech Fund

BALANCED FUNDS

ABN AMRO/Chicago Capital Balanced Fund
ABN AMRO/Montag & Caldwell Balanced Fund

FIXED INCOME FUNDS

ABN AMRO/Chicago Capital Bond Fund
ABN AMRO/Chicago Capital Municipal Bond Fund

MONEY MARKET FUND

ABN AMRO/Chicago Capital Money Market Fund


INTERNATIONAL FUND



ABN AMRO International Equity Fund

   [ABN AMRO ASSET MANAGEMENT FUNDS LOGO]


          Thank you for your interest in ABN AMRO Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page

CATEGORIES OF ABN AMRO FUNDS                                          3
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks

    EQUITY FUNDS
    LARGE-CAP
    ABN AMRO/Chicago Capital Growth Fund                              4
    ABN AMRO Growth Fund                                              6
    ABN AMRO/Montag & Caldwell Growth Fund                            7
    ABN AMRO/TAMRO Large Cap Value Fund                               8
    ABN AMRO Value Fund                                               9
    ABN AMRO/Veredus Select Growth Fund                              11


    MID-CAP
    ABN AMRO/Talon Mid Cap Fund                                      12


    SMALL-CAP
    ABN AMRO/Chicago Capital Small Cap Value Fund                    14
    ABN AMRO Small Cap Fund                                          16
    ABN AMRO/TAMRO Small Cap Fund                                    18
    ABN AMRO/Veredus Aggressive Growth Fund                          20


    SECTOR FUNDS
    ABN AMRO Real Estate Fund                                        22
    ABN AMRO/Veredus SciTech Fund                                    24


    BALANCED FUNDS
    ABN AMRO/Chicago Capital Balanced Fund                           26
    ABN AMRO/Montag & Caldwell Balanced Fund                         28


    FIXED INCOME FUNDS
    ABN AMRO/Chicago Capital Bond Fund                               30
    ABN AMRO/Chicago Capital Municipal Bond Fund                     32


    MONEY MARKET FUND
    ABN AMRO/Chicago Capital Money Market Fund                       34


    INTERNATIONAL FUND
    ABN AMRO International Equity Fund                               35


FUND EXPENSES                                                        37

INVESTMENT TERMS                                                     39

MORE ABOUT ABN AMRO FUNDS                                            42

    RISK SUMMARY                                                     42

    OTHER INVESTMENT STRATEGIES                                      43


MANAGEMENT OF THE FUNDS                                              46

    THE ADVISERS                                                     46
    ABN AMRO Asset Management (USA) LLC                              46
    Chicago Capital Management, Inc.                                 48
    Montag & Caldwell, Inc.                                          50
    Veredus Asset Management LLC                                     51
    TAMRO Capital Partners LLC                                       54


    THE SUB ADVISERS
    Talon Asset Management, Inc.                                     54
    MFS Institutional Advisors, Inc.                                 54


SHAREHOLDER INFORMATION                                              55
    Opening an Account: Buying Shares                                55
    Exchanging Shares                                                56
    Selling/Redeeming Shares                                         57
    Transaction Policies                                             59
    Account Policies and Dividends                                   60
    Additional Investor Services                                     61
    Distribution Plan 12b-1 Fees                                     61
    Portfolio Transactions and Brokerage Commissions                 62


DIVIDENDS, DISTRIBUTIONS AND TAXES                                   63


FINANCIAL HIGHLIGHTS                                                 64


GENERAL INFORMATION                                             Back Cover

Categories of ABN AMRO Funds


ABN AMRO Funds is a no-load, open-end management investment company that consists of 27 separate investment portfolios, including equity, balanced, fixed income and money market funds; 19 of the portfolios are offered in this prospectus. In addition, other money market funds are offered under a separate prospectus.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
-  capital appreciation and current income
-  a balanced diversified investment

-  a long-term investment


FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income and the obligations are generally secured by the assets of the issuer.

WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS
Fixed income funds may be appropriate if you want:
-  regular income

-  a long-term investment

-  less volatility than equity funds
-  portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
-  want regular income
-  are investing for a short-term objective
-  want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

EQUITY FUNDS: LARGE-CAP

ABN AMRO/Chicago Capital Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500(R) Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity
-  market capitalization over $3 billion

The portfolio manager also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

This Fund may also invest in convertible securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              0.50
1995                                                                             35.55
1996                                                                             25.40
1997                                                                             26.74
1998                                                                             35.45
1999                                                                             23.30
2000                                                                              2.10
2001                                                                            -13.13


  Best quarter:          12/98    23.68%
  Worst quarter:          9/01   -17.68%

EQUITY FUNDS: LARGE-CAP

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index and the Lipper Large-Cap Growth Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                  Since
                         1 Year     5 Years    Inception(1)
---------------------------------------------------------------
ABN AMRO/Chicago
  Capital Growth
  Fund:
  Return Before
    Taxes                -13.13%    13.42%        15.78%
  Return After
    Taxes on
    Distributions        -13.18%    12.00%        14.62%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -7.96%    11.14%        13.41%
---------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, fees or
  expenses)              -11.88%    10.70%        13.99%
---------------------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, fees or
  expenses)              -23.87%     7.50%        11.37%
---------------------------------------------------------------



(1)Fund's inception: December 13, 1993. S&P 500 Index and Lipper Large-Cap Growth Fund Index data computed from November 30, 1993.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: LARGE-CAP

ABN AMRO Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks total return primarily through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks and other equity securities of U.S. companies that have above average earnings growth rates and appear to have strong prospects for capital appreciation. By using a bottom-up approach, the portfolio manager selects broadly diversified investments in various industry sectors. In selecting investments, the portfolio manager seeks a fundamental understanding of each company by examining a combination of factors including:
-  favorable valuation
-  price appreciation
-  price strength over time
-  positive earnings changes
-  earnings surprises
-  accelerated earnings

The portfolio manager combines this fundamental understanding of the companies with quantitative screens that focus on earnings consistency and momentum. The portfolio manager also focuses on companies that have a competitive advantage in their particular industry or sector.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Growth Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.



                           CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.05
1995                                                                             31.60
1996                                                                             21.69
1997                                                                             23.98
1998                                                                             30.23
1999                                                                             12.82
2000                                                                             -4.45
2001                                                                            -24.69


  Best quarter:          12/98    26.49%
  Worst quarter:          9/01   -21.45%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index and the Lipper Large-Cap Growth Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                   Since
                          1 Year     5 Years    Inception(1)
----------------------------------------------------------------
ABN AMRO Growth
  Fund:
  Return Before
    Taxes                 -24.69%     5.56%         8.94%
  Return After
    Taxes on
    Distributions         -24.69%     3.84%         6.98%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -15.03%     4.55%         6.97%
----------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                -11.88%    10.70%        13.54%
----------------------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index (reflects
  no deduction for
  taxes, expenses
  or fees)                -23.87%     7.50%        11.02%
----------------------------------------------------------------



(1)Fund's inception: January 4, 1993. S&P 500 Index and Lipper Large-Cap Growth Fund Index data computed from December 31, 1992.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: LARGE-CAP

ABN AMRO/Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             38.68
1996                                                                             32.72
1997                                                                             31.85
1998                                                                             31.85
1999                                                                             22.51
2000                                                                             -7.36
2001                                                                            -13.33


  Best quarter:         12/98    26.94%
  Worst quarter:         3/01   -15.56%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index, the Lipper Large-Cap Growth Fund Index and the Lipper Large-Cap Core Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                   Since
                          1 Year     5 Years    Inception(1)
----------------------------------------------------------------
ABN AMRO/Montag &
  Caldwell Growth
  Fund:
Return Before
  Taxes                   -13.33%     11.32%        16.99%
  Return After
    Taxes on
    Distributions         -13.33%     10.33%        16.21%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares            -8.12%      9.49%        14.67%
----------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                -11.88%     10.70%        15.16%
----------------------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                -23.87%      7.50%        12.09%
----------------------------------------------------------------
Lipper Large-Cap
  Core Fund Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                -12.83%      9.59%        13.19%
----------------------------------------------------------------


(1)Fund's inception: November 2, 1994. S&P 500 Index, Lipper Large-Cap Growth Fund Index and Lipper Large-Cap Core Fund Index data computed from October 31, 1994.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUND: LARGE-CAP

ABN AMRO/TAMRO Large Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in common stocks of improving quality, large capitalization U.S. companies. The Adviser defines large capitalization stocks as those issued by established well known companies within market capitalization of $6 billion or more. The portfolio manager selects stocks based upon a range of financial criteria including:

-  low valuation relative to history and forecasted earnings growth rate
-  improving credit quality
-  rising earnings estimates

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.
MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE

The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2001                                                                             -0.16


  Best quarter:          12/01   11.19%
  Worst quarter:          9/01   -9.02%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P/BARRA Value Index and the Lipper Large-Cap Value Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                        Since
                          1 Year     Inception(1)
 ----------------------------------------------------
 ABN AMRO/TAMRO
   Large Cap Value
   Fund:
   Return Before
     Taxes                 -0.16%        6.09%
   Return After
     Taxes on
     Distributions         -0.25%        6.01%
   Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares           -0.10%        4.83%
 ----------------------------------------------------
 S&P/BARRA Value
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)               -11.71%       -6.63%
 ----------------------------------------------------
 Lipper Large-Cap
   Value Fund
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)                -8.58%       -4.53%
 ----------------------------------------------------



(1)Fund's inception: November 30, 2000. S&P/BARRA Value Index and Lipper Large-Cap Value Fund Index data computed from 11/30/00.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: LARGE-CAP

ABN AMRO Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through long term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks that are undervalued and have good prospects for earnings growth. The portfolio manager generally focuses on large capitalization stocks that are diversified across many industries. Security selection is based upon a range of financial criteria including:
-  Relatively low price to earnings and price to book ratios
-  Underlying asset values that are not reflected in securities' market price


The Fund may also invest in Real Estate Investment Trusts (REITs), convertible securities and preferred stocks.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


REIT RISK: Real estate investment trusts (REITs) are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.



See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Value Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.



                           CALENDAR YEAR TOTAL RETURN


[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              0.00
1995                                                                             32.02
1996                                                                             20.43
1997                                                                             30.49
1998                                                                              5.47
1999                                                                             11.14
2000                                                                             -0.68
2001                                                                            -12.25


Best quarter:              6/97    15.69%
Worst quarter:             9/98   -18.05%

EQUITY FUNDS: LARGE-CAP

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 1000 Value Index and the Lipper Multi-Cap Value Funds Index. Previously, the Fund's returns were compared to the S&P/BARRA Value Index. The Adviser believes that the Russell 1000 Value Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                Since
                         1 Year    5 Years   Inception(1)
-------------------------------------------------------------
ABN AMRO/Value
  Fund:
  Return Before
    Taxes                -12.25%    5.92%        9.50%
  Return After
    Taxes on
    Distributions        -12.83%    3.15%        6.85%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -7.08%    4.46%        7.16%
-------------------------------------------------------------
Russell 1000
  Value Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                -5.59%   11.13%       14.19%
-------------------------------------------------------------
S&P/BARRA Value
  Index (reflects
  no deduction
  for taxes,
  expenses or
  fees)                  -11.71%    9.49%       13.39%
-------------------------------------------------------------
Lipper Multi-Cap
  Value Fund
  Index (reflects
  no deduction
  for taxes,
  expenses or
  fees)                    1.30%    9.73%       12.43%
-------------------------------------------------------------



(1)Fund's inception: January 4, 1993. S&P/BARRA Value Index, Russell 1000 Value Index and Lipper Multi-Cap Value Fund Index data computed from December 31, 1992.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUND

ABN AMRO/Veredus Select Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a mid-cap company as one having a market capitalization of between approximately $1.5 and $9 billion. The Adviser defines a large-cap company as one having a market capitalization of approximately $9 billion or more. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:

-  expanding sales growth
-  increasing profit margins
-  significant new product development efforts
-  cash flow returns in excess of their cost of capital

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.



VOLATILITY RISK: A diversified portfolio which invests in a fewer number of different stocks than funds with greater numbers of stocks may experience larger price swings.


MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to a fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.



LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.



MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


FUND PERFORMANCE

The Fund commenced operations on December 31, 2001 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report.

EQUITY FUNDS: MID-CAP

ABN AMRO/Talon Mid Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The portfolio manager selects between 30 and 40 stocks based on "bottom-up" fundamental analysis. Important investment criteria include:
-  focused business franchise
-  market share growth
-  experienced shareholder-oriented management team
-  strong or improving balance sheet
- attractive valuation: price-to-earnings multiple is less than the expected earnings growth rate

The portfolio manager takes a long term approach with a focus on maximizing after tax returns.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VOLATILITY RISK: A diversified portfolio which invests in a fewer number of different stocks than funds with greater numbers of stocks may experience larger price swings.


MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             27.35
1996                                                                             26.15
1997                                                                             26.46
1998                                                                             -5.66
1999                                                                             11.44
2000                                                                             27.55
2001                                                                             14.21


  Best quarter:          12/01    25.13%
  Worst quarter:          9/01   -14.98%

EQUITY FUNDS: MID-CAP

The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 400 Mid-Cap Index and the Lipper Mid-Cap Value Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                  Since
                         1 Year     5 Years    Inception(1)
---------------------------------------------------------------
ABN AMRO/Talon
  Mid Cap Fund:
  Return Before
    Taxes                 14.21%     14.13%       17.16%
  Return After
    Taxes on
    Distributions         13.90%     11.93%       14.77%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares            8.94%     10.98%       13.59%
---------------------------------------------------------------
S&P 400 Mid-Cap
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                -0.62%     16.11%       17.45%
---------------------------------------------------------------
Lipper Mid-Cap
  Value Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                 6.73%      9.76%       12.29%
---------------------------------------------------------------



(1)Fund's inception: September 19, 1994. S&P 400 Mid-Cap Index and Lipper Mid-Cap Value Fund Index data computed from September 30, 1994.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: SMALL-CAP

ABN AMRO/Chicago Capital Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in value stocks of small-cap U.S. companies with market capitalizations below $2.25 billion at the time of acquisition, and/or real estate investment trusts (REITS) that the portfolio manager believes have a:

-  low price-to-earnings ratio
-  low relative price-to-book ratio
-  positive or improving cash flow
-  good or improving balance sheet and credit history
-  low stock price relative to historical levels

The portfolio manager may also invest in securities outside the small-cap range and in cash-equivalent securities. In the course of implementing its principal investment strategies, the Fund may experience a relatively high turnover rate (100% to 200%).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.


VOLATILITY RISK: A diversified portfolio which invests in a fewer number of different stocks than funds with greater numbers of stocks, may experience larger price swings.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.


REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.



GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.

EQUITY FUNDS: SMALL-CAP

FUND PERFORMANCE

The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                             -7.77
2000                                                                             25.85
2001                                                                             13.70


  Best quarter:          12/01     20.07%
  Worst quarter:          3/99    -13.28%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index, the Russell 2000 Value Index and the Lipper Small-Cap Value Index. It is not possible to invest in an Index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                      Since
                         1 Year    Inception(1)
---------------------------------------------------
ABN AMRO/Chicago
  Capital Small
  Cap Value Fund:
  Return Before
    Taxes                13.70%       10.90%
  Return After
    Taxes on
    Distributions        11.84%        9.59%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           8.95%        8.30%
---------------------------------------------------
Russell 2000
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                2.49%        9.86%
---------------------------------------------------
Russell 2000
  Value Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               14.02%       12.73%
---------------------------------------------------
Lipper Small-Cap
  Value Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               17.20%       13.42%
---------------------------------------------------


(1)Fund's inception: November 10, 1998. Russell 2000 Index, Russell 2000 Value Index and Lipper Small-Cap Value Index data computed from October 31, 1998.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: SMALL-CAP

ABN AMRO Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small capitalization companies. Generally, no more than 75% of the fund assets will be devoted to either the growth or value strategy at any one time. The portfolio manager selects securities that are diversified across many industry sectors, based on a range of financial criteria including:
-  Above average sales or earnings growth
-  Relatively low price to earnings and price to book ratios
-  Solid and improving fundamentals
-  Competitive advantage in industry or market niche

In the course of implementing its principal investment strategy, the Fund may experience a relatively high turnover rate (over 100%)

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Small Cap Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -6.27
1995                                                                             32.13
1996                                                                             19.42
1997                                                                             15.89
1998                                                                             -6.52
1999                                                                             15.88
2000                                                                              6.10
2001                                                                             -2.36


  Best quarter:          12/01    19.71%
  Worst quarter:          9/98   -23.88%

EQUITY FUNDS: SMALL-CAP

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index and the Lipper Small-Cap Growth Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                  Since
                         1 Year     5 Years    Inception(1)
---------------------------------------------------------------
ABN AMRO Small
  Cap Fund:
  Return Before
    Taxes                 -2.36%     5.40%         7.88%
  Return After
    Taxes on
    Distributions         -2.40%     3.92%         6.45%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -1.44%     3.90%         6.01%
---------------------------------------------------------------
Russell 2000
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                 2.49%     7.52%        10.77%
---------------------------------------------------------------
Lipper Small-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -12.75%     7.70%        11.59%
---------------------------------------------------------------


(1)Fund's inception: January 4, 1993. Russell 2000 Index and Lipper Small Cap Growth Fund Index data computed from December 31, 1992.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUND: SMALL-CAP

ABN AMRO/TAMRO Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small capitalization companies with market capitalizations below $2.25 billion at the time of acquisition. In selecting securities, the portfolio manager looks for the following criteria:

-  above average earnings growth
-  unrecognized valuation
-  high quality management
-  solid and improving fundamentals

The portfolio manager may also invest in real estate investment trusts (REITs) which are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces securities outside the small-cap range and cash-equivalent securities. In the course of implementing its principal investment strategies, the Fund may experience a relatively high turnover rate (100% to 160%).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.


VOLATILITY RISK: A diversified portfolio which invests in a fewer number of different stocks than funds with greater numbers of stocks may experience larger price swings.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.


REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2001                                                                             13.57




  Best quarter:         12/01    17.96%
  Worst quarter:         9/01   -14.63%

EQUITY FUND: SMALL-CAP

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index and the Lipper Small-Cap Core Fund Index. This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                     Since
                         1 Year   Inception(1)
--------------------------------------------------
ABN AMRO/TAMRO
  Small Cap Fund:
  Return Before
    Taxes                13.57%      21.94%
  Return After
    Taxes on
    Distributions        13.10%      21.49%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           8.26%      17.35%
--------------------------------------------------
Russell 2000
  Index (reflects
  no deduction
  for taxes,
  expenses or
  fees)                   2.49%      10.38%
--------------------------------------------------
Lipper Small-Cap
  Core Fund Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                7.13%      16.08%
--------------------------------------------------



(1)Fund's inception: November 30, 2000. Russell 2000 Index and Lipper Small Cap Core Fund Index data computed from 11/30/00.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: SMALL-CAP

ABN AMRO/Veredus Aggressive Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a small-cap company as one having a market capitalization of less than $1.5 billion. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:

-  expanding unit volume growth
-  increasing profit margins
-  significant new product development efforts
-  returns in excess of their cost of capital


The portfolio manager may also invest in mid-cap equity securities. The Adviser defines a mid-cap companies as one having market capitalizations of $1.5 to $9 billion.


To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.


VOLATILITY RISK: A diversified portfolio which invests in a fewer number of different stocks than funds with greater numbers of stocks may experience larger price swings.


MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for Other Investment Strategies.

EQUITY FUNDS: SMALL-CAP

FUND PERFORMANCE

The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                            112.57
2000                                                                             30.18
2001                                                                            -13.16


  Best quarter:          12/99    44.67%
  Worst quarter:          9/98   -22.60%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index, the Russell 2000 Growth Index and the Lipper Small-Cap Growth Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                       Since
                         1 Year     Inception(1)
----------------------------------------------------
ABN AMRO/Veredus
  Aggressive
  Growth Fund:
  Return Before
    Taxes                -13.16%       30.02%
  Return After
    Taxes on
    Distributions        -13.16%       26.32%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -8.02%       23.31%
----------------------------------------------------
Russell 2000
  Index (reflects
  no deduction
  for taxes,
  expenses or
  fees)                    2.49%        3.27%
----------------------------------------------------
Russell 2000
  Growth Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                -9.23%       -0.95%
----------------------------------------------------
Lipper Small-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -12.75%        5.72%
----------------------------------------------------


(1)Fund inception and index data computed from June 30, 1998.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: SECTOR

ABN AMRO Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (REITS) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio manager does not invest in real estate directly. In selecting securities for the Fund, the portfolio manager analyzes long-term trends in property types and geographic regions. The portfolio manager uses a combination of a top-down and a bottom-up approach.

Top-down approach involves:
-  analyzing demographic and economic trends
- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies with:
-  a management stake in performance
-  a strong balance sheet and/or consistent earnings
-  internal growth prospects
-  potential growth from acquisition or development

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


REIT RISK: Real estate investment trusts (REITs) are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.


CONCENTRATION RISK:
- NON-DIVERSIFIED RISK: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

- SECTOR CONCENTRATION RISK: Investments in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because a fund may invest in a limited number of industries within a sector, a fund may be subject to a greater level of market risk and may be more volatile.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:

- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in the Fund with other ABN AMRO Funds and see page 43 for other investment strategies.

EQUITY FUNDS: SECTOR

FUND PERFORMANCE


The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Real Estate Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1998                                                                            -12.35
1999                                                                             -3.33
2000                                                                             28.77
2001                                                                              7.29


  Best quarter:          6/00    11.22%
  Worst quarter:         9/99   -10.05%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan Stanley REIT Index and the Lipper Real Estate Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                      Since
                         1 Year    Inception(1)
---------------------------------------------------
ABN AMRO Real
  Estate Fund:
  Return Before
    Taxes                 7.29%       3.89%
  Return After
    Taxes on
    Distributions         5.19%       2.01%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           4.84%       2.17%
---------------------------------------------------
Morgan Stanley
  REIT Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               12.83%       3.21%
---------------------------------------------------
Lipper Real
  Estate Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               10.12%       2.54%
---------------------------------------------------



(1)Fund's inception: December 30, 1997. Morgan Stanley REIT Index and Lipper Real Estate Fund Index data computed from December 31, 1997.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUND: SECTOR

ABN AMRO/Veredus SciTech Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in the stocks of science and technology companies whose earnings are growing, or are expected to grow, at an accelerated rate. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings) focusing on companies that have:
-  expanding unit volume growth
-  increasing profit margins
-  significant new product development efforts
-  returns in excess of their cost of capital

Representative industries in which the Fund may invest include computers, networking equipment, software, semiconductors, semiconductor capital equipment, communications equipment, communications services, Internet, enhanced media and information services, information technology and services, medical devices, pharmaceutical and biotechnology.

The portfolio manager may invest in all capitalizations, but will primarily invest in small- and mid-cap securities.

To manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SECTOR CONCENTRATION RISK: Investments in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because a fund may invest in a limited number of industries within a sector, a fund may be subject to a greater level of market risk and may be more volatile.

SCIENCE AND TECHNOLOGY SECTOR RISK: Companies which compete on the basis of proprietary science or technology face unique risks. Products or services for given companies may or may not prove to be commercially viable. Additionally, rapid changes in technology may result in a particular company's products or services becoming obsolete.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See Page 42 for a chart that compares the risks of investing in this fund with other ABN AMRO Funds and see page 43 for other investment strategies.

EQUITY FUND: SECTOR

FUND PERFORMANCE

The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2001                                                                             -1.49




  Best quarter:          12/01    33.28%
  Worst quarter:          3/01   -18.37%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Pacific Stock Exchange ("PSE") Technology Fund Index and the Lipper Science & Technology Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                       Since
                         1 Year     Inception(1)
----------------------------------------------------
ABN AMRO/Veredus
  SciTech Fund:
  Return Before
    Taxes                 -1.49%        -6.66%
  Return After
    Taxes on
    Distributions         -1.60%        -6.89%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -0.92%        -5.42%
----------------------------------------------------
Pacific Stock
  Exchange
  ("PSE")
  Technology
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -15.59%       -26.97%
----------------------------------------------------
Lipper Science &
  Technology Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -34.72%       -44.11%
----------------------------------------------------



(1)Fund inception: June 30, 1998. Pacific Stock Exchange ("PSE") Technology Index and Lipper Science & Technology Fund Index data computed from June 30, 1998.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BALANCED FUNDS

ABN AMRO/Chicago Capital Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally invests between 40% and 70% of its assets in equity securities and between 30% and 60% in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio. The portfolio manager can invest in either dividend paying or non-dividend paying equity securities that offer growth or income potential.

Asset allocation varies according to the portfolio manager's assessment of which asset class offers the greatest potential for growth. The portfolio manager will diversify the Fund's investments among a variety of industries.

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity
-  market capitalization over $3 billion

The portfolio manager also considers the quality of company management and the strength of its position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing primarily investment grade fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund may also invest in below investment grade securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.

BALANCED FUNDS

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1996                                                                             16.56
1997                                                                             20.91
1998                                                                             25.13
1999                                                                             12.89
2000                                                                              5.47
2001                                                                             -6.14


  Best quarter:          12/98   14.75%
  Worst quarter:          9/01   -9.53%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of S&P 500 Index, Lehman Brothers Aggregate Bond Index, 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index and the Lipper Balanced Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                   Since
                          1 Year     5 Years    Inception(1)
 ---------------------------------------------------------------
 ABN AMRO/Chicago
   Capital
   Balanced Fund:
   Return Before
     Taxes                 -6.14%    11.07%        12.29%
   Return After
     Taxes on
     Distributions         -7.59%     8.97%        10.24%
   Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares           -3.24%     8.53%         9.56%
 ---------------------------------------------------------------
 S&P 500 Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)               -11.88%    10.70%        13.17%
 ---------------------------------------------------------------
 Lehman Brothers
   Aggregate Bond
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)                 8.44%     7.43%         7.22%
 ---------------------------------------------------------------
 60% S&P 500
   Index/40%
   Lehman Brothers
   Aggregate Bond
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)                -3.75%     9.39%        10.79%
 ---------------------------------------------------------------
 Lipper Balanced
   Fund Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)                -3.24%     8.37%         9.52%
 ---------------------------------------------------------------



(1)Fund's inception: September 21, 1995. S&P 500 Index, Lehman Brothers Aggregate Bond Index, 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index and Lipper Balanced Fund Index data computed from September 30, 1995.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BALANCED FUNDS

ABN AMRO/Montag & Caldwell Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
-  U.S. government securities
-  corporate bonds normally rated A or better
-  mortgage/asset-backed securities
-  money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.

BALANCED FUNDS

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             29.39
1996                                                                             20.37
1997                                                                             23.49
1998                                                                             23.06
1999                                                                             12.84
2000                                                                             -0.81
2001                                                                             -5.52


  Best quarter:          12/98   16.94%
  Worst quarter:          3/01   -9.14%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of S&P 500 Index, Lehman Brothers Government Credit Bond Index, 60% S&P 500 Index/40% Lehman Brothers Government Credit Bond Index and the Lipper Balanced Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                     Since
                            1 Year     5 Years    Inception(1)
--------------------------------------------------------------
ABN AMRO/Montag &
  Caldwell Balanced
  Fund:
  Return Before
    Taxes                    -5.52%     9.95%        13.47%
  Return After Taxes
    on Distributions         -6.26%     8.53%        11.77%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                   -3.38%     7.79%        10.72%
------------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     -11.88%    10.70%        15.16%
------------------------------------------------------------------
Lehman Brothers
  Government Credit
  Bond Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                       8.50%     7.37%         8.20%
------------------------------------------------------------------
60% S&P 500
  Index/40% Lehman
  Brothers
  Government Credit
  Bond Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                      -3.72%     9.37%        12.37%
------------------------------------------------------------------
Lipper Balanced Fund
  Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                      -3.24%     8.37%        10.77%
------------------------------------------------------------------



(1)Fund's inception: November 2, 1994. S&P 500 Index, Lehman Brothers Government Credit Bond Index, 60% S&P 500 Index/40% Lehman Brothers Government Credit Bond Index and Lipper Balanced Fund Index data computed from October 31, 1994.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIXED INCOME FUNDS

ABN AMRO/Chicago Capital Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund may also invest in below investment grade securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.83
1995                                                                             17.51
1996                                                                              3.84
1997                                                                              8.98
1998                                                                              7.69
1999                                                                             -0.43
2000                                                                             10.85
2001                                                                              7.46


  Best quarter:         6/95    5.55%
  Worst quarter:        3/94   -2.26%

FIXED INCOME FUNDS

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN

                   (For the periods ended December 31, 2001)



                                                 Since
                         1 Year    5 Years    Inception(1)
--------------------------------------------------------------
ABN AMRO/Chicago
  Capital Bond
  Fund:
  Return Before
    Taxes                7.46%      6.84%        6.45%
  Return After
    Taxes on
    Distributions        4.98%      4.25%        3.88%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares          4.50%      4.18%        3.86%
--------------------------------------------------------------
Lehman Brothers
  Aggregate Bond
  Index
  (reflects no
    deduction for
    taxes,
    expenses or
    fees)                8.44%      7.43%        6.90%
--------------------------------------------------------------
Lipper
  Intermediate
  Investment
  Grade Debt Fund
  Index
  (reflects no
    deduction for
    taxes,
    expenses or
    fees)                8.22%      6.82%        6.30%
--------------------------------------------------------------



(1)Fund's inception: December 13, 1993. Lehman Brothers Aggregate Bond Index and Lipper Intermediate Investment Grade Debt Fund Index data computed from November 30, 1993.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIXED INCOME FUNDS

ABN AMRO/Chicago Capital Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks a high level of current interest income exempt from federal income tax consistent with preservation of capital by investing primarily in intermediate-term municipal securities.

PRINCIPAL INVESTMENT STRATEGIES

To provide tax-free income for investors, the portfolio manager primarily invests (as a fundamental policy, 80% or more of total assets) in municipal fixed income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds. Securities are typically high quality and diversified among a broad range of states, sectors and issues. The Fund strives to maintain:
-  a dollar-weighted average maturity of between three and ten years
-  an intermediate duration (four to eight years)
-  AA or A average quality

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal investments whose interest is paid solely from revenues of similar projects, or in industrial development bonds.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for Other Investment Strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.24
1995                                                                             11.05
1996                                                                              3.10
1997                                                                              5.50
1998                                                                              5.51
1999                                                                             -1.75
2000                                                                              9.50
2001                                                                              5.10


  Best quarter:          3/95    4.19%
  Worst quarter:         3/94   -2.89%

FIXED INCOME FUNDS

The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Municipal Five-Year General Obligations Index and the Lipper Intermediate Municipal Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                  Since
                          1 Year    5 Years    Inception(1)
 --------------------------------------------------------------
 ABN AMRO/Chicago
   Capital
   Municipal Bond
   Fund:
   Return Before
     Taxes                5.10%      4.71%         4.37%
   Return After
     Taxes on
     Distributions        5.10%      4.71%         4.37%
   Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares          4.92%      4.68%         4.33%
 --------------------------------------------------------------
 Lehman Brothers
   Municipal
   Five-Year
   General
   Obligations
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)               6.21%      5.35%         5.25%
 --------------------------------------------------------------
 Lipper
   Intermediate
   Municipal Fund
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)               4.80%      4.96%         4.85%
 --------------------------------------------------------------



(1)Fund's inception: December 13, 1993. Lehman Brothers Municipal Five-Year General Obligations Index and Lipper Intermediate Municipal Fund Index data computed from November 30, 1993.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MONEY MARKET FUND

ABN AMRO/Chicago Capital Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality money market instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager selects securities that:
-  are denominated in U.S. dollars
-  have high credit quality and minimal credit risk
-  mature in 397 days or less


In selecting high quality securities with minimal credit risk, the portfolio manager buys securities with the highest ratings given by national rating agencies.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 43 for Other Investment Strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.91
1995                                                                             5.62
1996                                                                             5.07
1997                                                                             5.22
1998                                                                             5.16
1999                                                                             4.84
2000                                                                             6.07
2001                                                                             3.62


  Best quarter:          12/00   1.56%
  Worst quarter:         12/01   0.47%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the 91-Day U.S. Treasury Bill and iMoneyNet First Tier Money Market Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                               Since
                       1 Year    5 Years    Inception(1)
 -----------------------------------------------------------
 ABN
   AMRO/Chicago
   Capital
   Money Market
   Fund                3.62%      4.97%         4.92%
 -----------------------------------------------------------
 91 Day U.S.
   Treasury
   Bill                3.43%      4.84%         4.89%
 -----------------------------------------------------------
 iMoneyNet
   First Tier
   Money Market
   Fund Index          3.55%      4.78%         4.72%
 -----------------------------------------------------------


(1)Fund's inception: December 14, 1993. The 91 Day U.S. Treasury Bill and iMoneyNet First Tier Money Market Fund Index data computed from November 30, 1993.


To obtain the Fund's current yield, please call 800-992-8151 or visit our Web site at www.abnamrofunds.com.

EQUITY FUNDS: INTERNATIONAL

ABN AMRO International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks a high level of total return through capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of foreign companies, focusing on developed countries in Europe, Australia and the Far East, but may invest in countries with emerging markets. The portfolio management team seeks securities with above average growth potential and/or consistent earnings. In selecting securities for the Fund, the portfolio management team utilizes a bottom-up approach to identify attractive industries and companies, and adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
-  economic structures that are less diverse and mature than developed countries
-  less stable political systems and less developed legal systems
-  national policies that may restrict foreign investment
-  wide fluctuations in the value of investments
-  smaller securities markets making investments less liquid
-  special custody arrangements

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 42 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.

EQUITY FUNDS: INTERNATIONAL

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO International Equity Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below before the reorganization include the performance of the common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
(BAR GRAPH)

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              3.32
1995                                                                             14.03
1996                                                                             10.09
1997                                                                              4.56
1998                                                                             25.43
1999                                                                             41.86
2000                                                                            -22.87
2001                                                                            -27.78


  Best quarter:          12/99    31.21%
  Worst quarter:          3/01   -17.84%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) and the Lipper International Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                  Since
                         1 Year     5 Years    Inception(1)
---------------------------------------------------------------
ABN AMRO
  International
  Equity Fund:
  Return Before
    Taxes                -27.78%     0.72%        6.06%
  Return After
    Taxes on
    Distributions        -28.73%    -0.55%        5.19%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares          -15.86%     0.80%        5.12%
---------------------------------------------------------------
MSCI EAFE Index
  (reflects no
    deduction for
    taxes,
    expenses or
    fees)                -21.44%     0.89%        6.49%
---------------------------------------------------------------
Lipper
  International
  Fund Index
  (reflects no
    deduction for
    taxes,
    expenses or
    fees)                -19.33%     2.76%        7.96%
---------------------------------------------------------------


(1)Fund's inception: January 4, 1993. The MSCI EAFE Index and Lipper International Fund Index data computed from December 31, 1992.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. HOWEVER, A REDEMPTION FEE IS CHARGED IN SOME CASES.


                   FUND                         REDEMPTION FEE
ABN AMRO REAL ESTATE                           2% WITHIN 90 DAYS
ABN AMRO/VEREDUS SCITECH                       2% WITHIN 90 DAYS
ABN AMRO INTERNATIONAL EQUITY                  2% WITHIN 90 DAYS


Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                           TOTAL                NET
                                                   MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
                      FUND                            FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO/Chicago Capital Growth(3)                    0.70%         0.25%        0.14%     1.09%        --     1.09%
ABN AMRO Growth                                       0.80          0.25           --      1.05      (0.01)%   1.04(2)
ABN AMRO/Montag & Caldwell Growth(3)                  0.67          0.25         0.14      1.06         --     1.06
ABN AMRO/TAMRO Large Cap Value                        0.80          0.25         2.32      3.37      (2.17)    1.20(1)
ABN AMRO Value                                        0.80          0.25         0.03      1.08      (0.01)    1.07(2)
ABN AMRO/Veredus Select Growth                        0.80          0.25         6.45      7.50      (6.20)    1.30(1)
ABN AMRO/Talon Mid Cap                                0.80          0.25         0.37      1.42      (0.12)    1.30(1)
ABN AMRO/Chicago Capital Small Cap Value              1.00          0.25         0.25      1.50      (0.10)    1.40(1)
ABN AMRO Small Cap                                    0.80          0.25         0.12      1.17      (0.01)    1.16(2)
ABN AMRO/TAMRO Small Cap                              0.90          0.25         4.31      5.46      (4.16)    1.30(1)
ABN AMRO/Veredus Aggressive Growth(3)                 1.00          0.25         0.19      1.44      (0.04)    1.40(1)
ABN AMRO Real Estate                                  1.00          0.25         0.38      1.63      (0.30)    1.33(2)
ABN AMRO/Veredus SciTech                              1.00          0.25         2.63      3.88      (2.38)    1.50(1)
ABN AMRO/Chicago Capital Balanced(3)                  0.70          0.25         0.12      1.07         --     1.07
ABN AMRO/Montag & Caldwell Balanced(3)                0.75          0.25         0.12      1.12         --     1.12
ABN AMRO/Chicago Capital Bond(3)                      0.55          0.25         0.16      0.96      (0.22)    0.74(1)
ABN AMRO/Chicago Capital Municipal Bond(4)            0.60          0.10         0.36      1.06      (0.06)    1.00
ABN AMRO/Chicago Capital Money Market                 0.40           N/A         0.11      0.51         --     0.51
ABN AMRO International Equity                         1.00          0.25         0.11      1.36      (0.01)    1.35(2)


(1)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect estimated expenses for the current fiscal year ended October 31, 2001, except for ABN AMRO/ VEREDUS SELECT GROWTH FUND, which are estimates for 2002. The Advisers are contractually obligated to waive management fees and/or reimburse expenses at least through December 31, 2002 at the rates shown in the table.


(2)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2001. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table.


(3)ABN AMRO/MONTAG & CALDWELL GROWTH FUND, ABN AMRO/CHICAGO CAPITAL GROWTH FUND, ABN AMRO/VEREDUS AGGRESSIVE GROWTH, ABN AMRO/MONTAG & CALDWELL BALANCED FUND, ABN AMRO/CHICAGO CAPITAL BALANCED and ABN AMRO/CHICAGO CAPITAL BOND FUND each offer two classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.


(4)The Adviser is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rate of 1.00%. Currently the Adviser voluntarily waives management fees and/or reimburses expenses at the rate shown in the table.

EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.



FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO/Chicago Capital Growth                                $111          $  347           $601            $1,329
ABN AMRO Growth                                                 106(1)          333            578             1,282
ABN AMRO/Montag & Caldwell Growth                               108             337            585             1,294
ABN AMRO/TAMRO Large Cap Value                                  122(1)          833            N/A               N/A
ABN AMRO Value                                                  109(1)          342            595             1,316
ABN AMRO/Veredus Select Growth                                  132(1)        1,649            N/A               N/A
ABN AMRO/Talon Mid Cap                                          132(1)          438            765             1,692
ABN AMRO/Chicago Capital Small Cap Value                        143(1)          464            809             1,782
ABN AMRO Small Cap                                              118(1)          371            643             1,419
ABN AMRO/TAMRO Small Cap                                        132(1)        1,260            N/A               N/A
ABN AMRO/Veredus Aggressive Growth                              143(1)          452            783             1,721
ABN AMRO Real Estate                                            135(1)          485            858             1,908
ABN AMRO/Veredus SciTech                                        153(1)          965            N/A               N/A
ABN AMRO/Chicago Capital Balanced                               109             340            590             1,306
ABN AMRO/Montag & Caldwell Balanced                             114             356            617             1,363
ABN AMRO/Chicago Capital Bond                                    76(1)          284            509             1,158
ABN AMRO/Chicago Capital Municipal Bond                         102             318            552             1,225
ABN AMRO/Chicago Capital Money Market                            52             164            285               640
ABN AMRO International Equity                                   137(1)          430            744             1,634



(1)The first year example is based on net expenses. Remaining years are based on annual total fund operating expenses.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BANK DEPOSITS. Cash, check or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

GROWTH INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

HIGH YIELD SECURITIES. Lower rated, higher yielding securities issued by corporations. They are rated below investment-grade by national bond rating agencies. They are considered speculative and are sometimes called "junk bonds".

IMONEYNET FIRST TIER MONEY MARKET FUND INDEX. An unmanaged index consisting of non-government funds that hold paper considered to be of the highest credit quality by at least one nationally recognized statistical rating organization.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

LEHMAN BROTHERS GOVERNMENT CREDIT INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

LEHMAN BROTHERS MUNICIPAL FIVE-YEAR GENERAL OBLIGATIONS INDEX. An unmanaged index that tracks the returns of investment-grade tax-exempt general obligations.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.


MSCI EAFE INDEX: The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, a market-weighted aggregate of 20 individual country indices/indexes that collectively represent many of the major world markets, excluding the U.S. and Canada.



MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).


MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MORGAN STANLEY REIT INDEX. An unmanaged index that tracks the returns of REITs.

MORTGAGE-BACKED SECURITIES. Securities backed by the Ginnie Mae, the Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pool) of commercial and residential mortgages.

MUNICIPAL SECURITIES. Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

PACIFIC STOCK EXCHANGE (PSE) TECHNOLOGY INDEX. A price weighted, broad based index, representing 100 listed and over-the-counter stocks designed to mirror the technology sector.


REIT. Real estate investment trusts are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.


REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 2000 INDEX. An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. Comprised of securities in the Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.


RUSSELL 1000 VALUE INDEX. Comprised of securities in the Russell 1000 Index. Companies in this index tend to exhibit lower price to book ratios and lower cost to growth values.



SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index. The Russell 2000 is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the U.S.


STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P BARRA VALUE INDEX. The S&P/BARRA Value Index is a capitalization weighted index made up of companies with lower book-to-price ratios.

S&P 400 MIDCAP INDEX. An unmanaged market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

VALUE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

VARIABLE RATE SECURITIES. Securities that have interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.

      FUND                                         BELOW      CREDIT    FOREIGN     GROWTH   INTEREST   ISSUER   LIQUIDITY
                                                 INVESTMENT            SECURITIES   STOCK      RATE
                                                   GRADE
                                                 SECURITIES


      ABN AMRO/Chicago Capital Growth                X          X                     X         X         X
      ABN AMRO Growth                                                                 X
      ABN AMRO/Montag & Caldwell Growth                                               X
      ABN AMRO/TAMRO Large Cap Value                                                                                 X
      ABN AMRO Value                                            X          X                                         X
      ABN AMRO/Veredus Select Growth                                                  X                              X
      ABN AMRO/Talon Mid Cap                                                                                         X
      ABN AMRO/Chicago Capital Small Cap Value                                        X                              X
      ABN AMRO Small Cap                                                              X                              X
      ABN AMRO/TAMRO Small Cap                                                        X                              X
      ABN AMRO/Veredus Aggressive Growth                                              X                              X
      ABN AMRO Real Estate                                                 X                                         X
      ABN AMRO/Veredus SciTech                                                        X                              X
      ABN AMRO/Chicago Capital Balanced              X          X                     X         X         X          X
      ABN AMRO/Montag & Caldwell Balanced                       X                     X         X         X
      ABN AMRO/Chicago Capital Bond                  X          X                               X         X          X
      ABN AMRO/Chicago Capital Municipal Bond                   X                               X                    X
      ABN AMRO/Chicago Capital Money Market                     X                               X
      ABN AMRO International Equity                                        X          X                              X

      FUND                                       MANAGER   MARKET    MID-     MUNICIPAL         NON-         PORTFOLIO
                                                                      CAP     SECURITIES   DIVERSIFICATION   TURNOVER
                                                                    COMPANY                 CONCENTRATION

      ABN AMRO/Chicago Capital Growth               X        X
      ABN AMRO Growth                               X        X
      ABN AMRO/Montag & Caldwell Growth             X        X
      ABN AMRO/TAMRO Large Cap Value                X        X
      ABN AMRO Value                                X        X
      ABN AMRO/Veredus Select Growth                X        X         X                                         X
      ABN AMRO/Talon Mid Cap                        X        X         X
      ABN AMRO/Chicago Capital Small Cap Value      X        X                                                   X
      ABN AMRO Small Cap                            X        X                                                   X
      ABN AMRO/TAMRO Small Cap                      X        X                                                   X
      ABN AMRO/Veredus Aggressive Growth            X        X         X                                         X
      ABN AMRO Real Estate                          X        X                                  X
      ABN AMRO/Veredus SciTech                      X        X         X                                         X
      ABN AMRO/Chicago Capital Balanced             X        X
      ABN AMRO/Montag & Caldwell Balanced           X        X
      ABN AMRO/Chicago Capital Bond                 X
      ABN AMRO/Chicago Capital Municipal Bond       X                             X
      ABN AMRO/Chicago Capital Money Market         X
      ABN AMRO International Equity                 X        X

      FUND                                       PREPAYMENT   REIT    SCIENCE        SECTOR        SMALL-     VALUE   VOLATILITY
                                                                         &        CONCENTRATION      CAP      STOCK
                                                                     TECHNOLOGY                    COMPANY
                                                                       SECTOR
                                                                        RISK
      ABN AMRO/Chicago Capital Growth
      ABN AMRO Growth
      ABN AMRO/Montag & Caldwell Growth
      ABN AMRO/TAMRO Large Cap Value                                                                            X
      ABN AMRO Value                                 X                                                          X
      ABN AMRO/Veredus Select Growth                                                                                      X
      ABN AMRO/Talon Mid Cap                                                                                              X
      ABN AMRO/Chicago Capital Small Cap Value                 X                                      X         X         X
      ABN AMRO Small Cap                                                                              X         X
      ABN AMRO/TAMRO Small Cap                                 X                                      X         X         X
      ABN AMRO/Veredus Aggressive Growth                                                              X                   X
      ABN AMRO Real Estate                                     X                        X
      ABN AMRO/Veredus SciTech                                           X              X             X
      ABN AMRO/Chicago Capital Balanced              X
      ABN AMRO/Montag & Caldwell Balanced            X
      ABN AMRO/Chicago Capital Bond                  X
      ABN AMRO/Chicago Capital Municipal Bond
      ABN AMRO/Chicago Capital Money Market
      ABN AMRO International Equity


DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO Small Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO International Equity Fund relating to the type of securities in which 80% of the Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS

The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs) which are issued globally and evidence a similar ownership arrangement. The Funds have no intention of investing in unsponsored ADRs, EDRs or GDRs.



Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs and GDRs rather than directly in stock of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


ALTERNATIVE MINIMUM TAX (AMT) BONDS
ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND can invest in AMT bonds, which are tax-exempt "private activity" bonds issued after August 7, 1986 whose proceeds are partially directed to a for-profit organization. While the income from AMT bonds is exempt from federal taxes, it is a tax preference item for purposes of the AMT, which applies to a limited number of taxpayers.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DERIVATIVES
Except for ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND, the Funds may invest in derivatives to limit risk in a portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

FIXED INCOME SECURITIES
The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT BONDS
ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND can invest in tax-exempt industrial development bonds, which are usually revenue bonds that are not payable from the unrestricted revenues of the issuer. Their credit quality is usually directly related to the credit standing of the user of the facilities being financed.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

FUND                                            ADRS/EDRS  ASSET/MORTGAGE    BELOW     CMOS  COMMERCIAL  CORPORATE  CONVERTIBLE
                                                                 -         INVESTMENT          PAPER       BONDS    SECURITIES
                                                               BACKED        GRADE              AND
                                                             SECURITIES    SECURITIES        SECURITIES
                                                                             (JUNK               OF
                                                                             BONDS)            OTHER
                                                                                             INVESTMENT
                                                                                             COMPANIES

ABN AMRO/Chicago Capital Growth                     X            X             X        X        X           X          XP
ABN AMRO Growth                                     X                                            X
ABN AMRO/Montag & Caldwell Growth                   X                                            X           X          XP
ABN AMRO/TAMRO Large Cap Value                      X                                            X                       X
ABN AMRO Value                                      X                                            X                       X
ABN AMRO/Veredus Select Growth                      X                                            X                       X
ABN AMRO/Talon Mid Cap                                                                           X           X           X
ABN AMRO/Chicago Capital Small Cap Value            X                                                                    X
ABN AMRO Small Cap                                                                               X
ABN AMRO/TAMRO Small Cap                            X                                            X                       X
ABN AMRO/Veredus Aggressive Growth                  X                                            X                       X
ABN AMRO Real Estate                                X
ABN AMRO/Veredus SciTech                            X                                            X                       X
ABN AMRO/Chicago Capital Balanced                   X           XP             X        X        X          XP          XP
ABN AMRO/Montag & Caldwell Balanced                 X            X             X        X        X          XP          XP
ABN AMRO/Chicago Capital Bond                                   XP             X        X        X          XP           X
ABN AMRO/Chicago Capital Municipal Bond                          X             X        X        X
ABN AMRO/Chicago Capital Money Market                                                            XP
ABN AMRO International Equity                       X

FUND                                            DEBENTURES   DERIVATIVES    EQUITY      FIXED      FOREIGN    PREFERRED     REITS
                                                    AND       (OPTIONS,   SECURITIES    INCOME    SECURITIES    STOCKS
                                                CONVERTIBLE   FORWARDS,               SECURITIES
                                                DEBENTURES    FUTURES,
                                                               SWAPS)

ABN AMRO/Chicago Capital Growth                     X             X           XP          X                       XP
ABN AMRO Growth                                                   X           XP
ABN AMRO/Montag & Caldwell Growth                   X             X           XP          X                       X
ABN AMRO/TAMRO Large Cap Value                                    X           XP                                  X           X
ABN AMRO Value                                                    X           XP                      X           X           X
ABN AMRO/Veredus Select Growth                      X             X           XP                                  X
ABN AMRO/Talon Mid Cap                              X             X           XP          X
ABN AMRO/Chicago Capital Small Cap Value                          X           XP                                  X           X
ABN AMRO Small Cap                                                X           XP                                              X
ABN AMRO/TAMRO Small Cap                                          X           XP                                  X           X
ABN AMRO/Veredus Aggressive Growth                  X             X           XP                                  X
ABN AMRO Real Estate                                              X                                                          XP
ABN AMRO/Veredus SciTech                            X             X           XP                                  X
ABN AMRO/Chicago Capital Balanced                   X             X           XP          XP                      XP
ABN AMRO/Montag & Caldwell Balanced                 X             X           XP          XP                      X
ABN AMRO/Chicago Capital Bond                       X             X                       XP
ABN AMRO/Chicago Capital Municipal Bond                           X                       XP
ABN AMRO/Chicago Capital Money Market                                                     XP
ABN AMRO International Equity                                     X           XP                      XP          X

FUND                                            REPURCHASE     RULE        U.S.
                                                AGREEMENTS     144A     GOVERNMENT
                                                            SECURITIES  SECURITIES

ABN AMRO/Chicago Capital Growth                     X           X           X
ABN AMRO Growth                                     X           X           X
ABN AMRO/Montag & Caldwell Growth                   X           X           X
ABN AMRO/TAMRO Large Cap Value                      X           X           X
ABN AMRO Value                                      X           X           X
ABN AMRO/Veredus Select Growth                      X           X           X
ABN AMRO/Talon Mid Cap                              X           X           X
ABN AMRO/Chicago Capital Small Cap Value            X           X           X
ABN AMRO Small Cap                                  X           X           X
ABN AMRO/TAMRO Small Cap                            X           X           X
ABN AMRO/Veredus Aggressive Growth                  X           X           X
ABN AMRO Real Estate                                X           X           X
ABN AMRO/Veredus SciTech                            X           X           X
ABN AMRO/Chicago Capital Balanced                   X           X           XP
ABN AMRO/Montag & Caldwell Balanced                 X           X           XP
ABN AMRO/Chicago Capital Bond                       X           X           XP
ABN AMRO/Chicago Capital Municipal Bond             X           X           X
ABN AMRO/Chicago Capital Money Market               X           X           X
ABN AMRO International Equity                                   X


P = components of a fund's principal investment strategy

Management of the Funds

THE ADVISERS


Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the gross management fee paid by each Fund. The ABN AMRO Value Fund and the ABN AMRO/Talon Mid Cap Fund also have a subadviser.


ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to several ABN AMRO Funds. As of December 31, 2001, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, 12th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Growth Fund                Paul L. Becker, CFA        Portfolio Manager since August 1999 and Group Senior Vice
                                                               President for LaSalle National Bank since October, 1984.
                                                               Mr. Becker has over 19 years of investment management
                                                               experience and holds an MBA and a B.S. in Economics and a
                                                               B.S. in Finance from DePaul University.

                                    Nancy A. Ellefson, CFA     Portfolio Manager since August 1999; Vice President of the
                                                               Adviser. Ms. Ellefson has served as an analyst and
                                                               assistant portfolio manager of the Fund since 1993. Ms.
                                                               Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management and Finance from the
                                                               University of Wisconsin - Parkside.
ABN AMRO Value Fund (subadvised by                             Managed by a team of Investment professionals.
  MFS Institutional Advisors,
  Inc.)*
ABN AMRO Small Cap Fund             Philip Tasho, CFA          Portfolio Manager since March 2002. Mr. Tasho has been a
                                                               Vice President of the Adviser since February 2002, a Vice
                                                               President of Chicago Capital Management, Inc. and the
                                                               Chief Investment Officer of TAMRO Capital Partners LLC
                                                               since June 2000. Prior to that, Mr. Tasho served as Chief
                                                               Executive Officer and Chief Investment Officer of Riggs
                                                               Investment Management Corp. (RIMCO) from 1995 to May 2000.
                                                               He has 20 years of investment management experience. He
                                                               received his MBA from George Washington University.

ABN AMRO Real Estate Fund           Nancy J. Holland, CPA      Portfolio Manager since the Fund's inception; Senior
                                                               Managing Director of the Adviser. Ms. Holland has been
                                                               associated with the Adviser and its predecessor since
                                                               January, 1997. Prior to joining the Adviser Ms. Holland
                                                               was a real estate analyst with Edward Jones from January
                                                               1995 - December 1996. Ms. Holland holds a B.S. in
                                                               Accounting from Saint Louis University.

ABN AMRO International Equity Fund  Maarten Bloemen            Co-Portfolio Manager of the Fund since October, 2000. Mr.
                                                               Bloemen has been associated with the Adviser and/or its
                                                               affiliates since 1989 as an analyst and portfolio manager.
                                                               Mr. Bloemen holds a Masters and a Bachelor's degree in
                                                               Environmental Planning.




*The Adviser employed MFS Institutional Advisors, Inc. as a subadviser since
 January 2002.

FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
                                    Theo Maas                  Co-Portfolio Manager of the Fund since April, 1999. Mr.
                                                               Maas has been associated with the Adviser and/or its
                                                               affiliates since 1994. He holds a Master's degree in
                                                               Financial Economics from the University of Groningen.

                                    Jacco Maters               Co-Portfolio Manager of the Fund since November, 1999. Mr.
                                                               Maters has been associated with the Adviser and/or its
                                                               affiliates since July, 1996. Mr. Maters has a degree in
                                                               Econometrics from the Tilburg University, The Netherlands.

                                    Edward Moolenburgh         Co-Portfolio Manager of the Fund since April, 1999. Mr.
                                                               Moolenburgh has been associated with the Adviser and/or
                                                               its affiliates since 1993. Mr. Moolenburgh holds a
                                                               Master's degree from the Economics Faculty of the Erasmus
                                                               University in Rotterdam.

                                    Edward Niehoff             Co-Portfolio Manager of the Fund since April, 1999. Mr.
                                                               Niehoff has been associated with the Adviser and/or its
                                                               affiliates since 1993. He holds a Master's degree in
                                                               Technical Management Studies and is a Certified European
                                                               Financial Analyst.

                                    Loes Pals-de Groot         Co-Portfolio Manager of the Fund since April, 1999. Ms.
                                                               Pals-de Groot has been associated with the Adviser and/or
                                                               its affiliates since 1971 in various investment management positions. Ms. Pals-de Groot holds a degree in Business
                                                               Economics from the Instituut voor Sociale Wetenschappen.

                                    Wiepke Postma              Co-Portfolio Manager since April, 1999. Mr. Postma served
                                                               as portfolio manager for the Fund from March, 1997 to
                                                               April, 1999. In 1984, he joined ABN AMRO Bank's Asset
                                                               Management Department and was appointed Vice President in
                                                               the same year. Mr. Postma holds a Master's degree in
                                                               Economics.

                                    Jaap van der Geest         Co-Portfolio Manager of the Fund since October, 2000; Vice
                                                               President of the Adviser. Mr. van der Geest has been
                                                               associated with the Adviser and/or its affiliates since
                                                               1990. Mr. van der Geest has a Masters degree in
                                                               Macro-Economics and Business Administration from the
                                                               University of Groningen.

                                    Wouter van der Veen        Co-Portfolio Manager of the Fund since October, 2000;
                                                               Senior Vice President of the Adviser. Mr. van der Veen has
                                                               been associated with the Adviser and/or its affiliates
                                                               since 1987, when he began his career as an equity analyst
                                                               covering European banks. Since 2000, Mr. van der Veen has
                                                               worked for ABN AMRO Asset Management as co-leader of the
                                                               Global Equities team. Mr. van der Veen holds a Masters
                                                               degree in economics from the University of Groningen.

Management of the Funds

THE ADVISERS

CHICAGO CAPITAL MANAGEMENT, INC.

Chicago Capital Management, Inc. is the Adviser to several ABN AMRO Funds and is located at 161 N. Clark Street, Chicago, Illinois 60601. Investment management teams make the investment decisions for each Fund. As of December 31, 2001, Chicago Capital Management managed approximately $6.0 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital Management is a member of the ABN AMRO group of companies.



FUND NAME                           PORTFOLIO MANAGER(S)    INVESTMENT EXPERIENCE
ABN AMRO/Chicago Capital Growth     Bernard F.              Portfolio Manager of the Fund since September 1999;
  Fund                              Myszkowski, CFA         Executive Vice President and Chief Equity Officer;
                                                            associated with Chicago Capital Management and its
                                                            affiliates since 1969. He has been a member of the Equity
                                                            Investment Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private
                                                            family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971.

                                    Richard S. Drake,       Portfolio Manager of the Fund since February 2000; Senior
                                    CFA                     Managing Director, Director of Equity Research and
                                                            Portfolio Manager; associated with Chicago Capital
                                                            Management since January 2000. Mr. Drake has more than 18
                                                            years of investment experience; he previously held a senior investment management position with Duff & Phelps
                                                            Investment Management, Inc. from 1995-1999. Mr. Drake
                                                            received his MBA from the Kellogg Graduate School of
                                                            Management at Northwestern University.
ABN AMRO/Talon Mid Cap Fund         Thyra E. Zerhusen       Portfolio Manager of the Fund since May 1999; Ms. Zerhusen
  (subadvised by Talon Asset                                joined the investment team of Talon Asset Management in
  Management)                                               April 1999. Ms. Zerhusen has 23 years of investment
                                                            management experience; from 1993 to 1999 she was Senior
                                                            Vice President and Principal at the Burridge Group. She has
                                                            a Diplom Inginieur from the Swiss Federal Institute of
                                                            Technology and an MA in Economics from the University of
                                                            Illinois.
ABN AMRO/Chicago Capital            Bernard F.              Portfolio Manager of the Fund since September 1999;
  Balanced Fund                     Myszkowski, CFA         Executive Vice President and Chief Equity Officer;
                                                            associated with Chicago Capital Management and its
                                                            affiliates since 1969. He has been a member of the Equity
                                                            Investment Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private
                                                            family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971.
                                    Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1995;
                                    CFA                     Senior Managing Director; associated with Chicago Capital
                                                            Management and its affiliates since 1981. He has managed
                                                            fixed income investment portfolios since 1984. Mr.
                                                            Marthaler has an MBA from Loyola University.
ABN AMRO/Chicago Capital Bond       Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1993;
  Fund                              CFA                     Senior Managing Director; associated with Chicago Capital
                                                            Management and its affiliates since 1981. He has managed
                                                            fixed income investment portfolios since 1984. Mr.
                                                            Marthaler has an MBA from Loyola University.

FUND NAME                           PORTFOLIO MANAGER(S)    INVESTMENT EXPERIENCE
ABN AMRO/Chicago Capital            Dawn Daggy-Mangerson    Portfolio Manager of the Fund since February 2000; Managing
  Municipal Bond Fund                                       Director associated with Chicago Capital Management since
                                                            2000 as a Fixed Income portfolio manager. She has 12 years of investment experience. Most recently she was a manager
                                                            of national tax-exempt fixed income mutual fund portfolios at Invesco Funds Group from 1998 to 2000; manager of
                                                            national and state-specific tax-exempt fixed income mutual and common funds, national and state-specified money market mutual fund portfolios at Nationsbank/ Tradestreet
                                                            Investment from 1995-1998. She has a BS from DePaul
                                                            University.
ABN AMRO/Chicago Capital Money      Karen Van Cleave,       Portfolio Manager of the Fund since May 2001; Ms. Van
  Market Fund                       CFA                     Cleave is a Managing Director of Chicago Capital
                                                            Management. She has been Managing Director of ABN AMRO
                                                            Asset Management (USA) LLC since 1994 and is the portfolio manager for ABN AMRO Money Market Fund, ABN AMRO Government
                                                            Money Market Fund and ABN AMRO Treasury Money Market Fund.
                                                            She received her BS in Business Administration from Boston
                                                            University.



FUND NAME                                             GROSS MANAGEMENT FEE
ABN AMRO/Chicago Capital Growth Fund                         0.70%
ABN AMRO Growth Fund                                         0.80%
ABN AMRO Value Fund                                          0.80%
ABN AMRO/Talon Mid Cap Fund                                  0.80%
ABN AMRO Small Cap Fund                                      0.80%
ABN AMRO Real Estate Fund                                    1.00%
ABN AMRO/Chicago Capital Balanced Fund                       0.70%
ABN AMRO/Chicago Capital Bond Fund                           0.55%
ABN AMRO/Chicago Capital Municipal Bond Fund                 0.60%
ABN AMRO/Chicago Capital Money Market Fund                   0.40%
ABN AMRO International Equity Fund                           1.00%

MONTAG & CALDWELL, INC.


Montag & Caldwell, Inc. is the Adviser to two ABN AMRO Funds and is located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. An investment management team makes the investment decisions for each Fund. Ronald E. Canakaris leads the investment management team that manages each Fund. The firm was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of December 31, 2001, Montag & Caldwell managed approximately $24 billion in assets.


FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/Montag & Caldwell          Ronald E. Canakaris,    Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund                       CIC, CFA                President and Chief Investment Officer of Montag &
ABN AMRO/Montag & Caldwell                                  Caldwell. He has been with the firm since 1972 and is
  Balanced Fund                                             responsible for developing the firm's investment process.
                                                            He has a BS and BA from the University of Florida.

FUND NAME                                                    MANAGEMENT FEE
                                                        First $800
ABN AMRO/Montag & Caldwell Growth Fund                  million            0.80%
                                                        Over $800 million  0.60%
ABN AMRO/Montag & Caldwell Balanced Fund                                   0.75%

VEREDUS ASSET MANAGEMENT LLC

Veredus Asset Management is the Adviser to three ABN AMRO Funds and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is partially owned by ABN AMRO Asset Management Holdings, Inc. As of December 31, 2001, Veredus managed approximately $1.1 billion in assets. ABN AMRO/Veredus Aggressive Growth Fund and ABN AMRO/Veredus SciTech Fund pay Veredus an annual management fee of 1.00% of each Fund's average daily net assets. ABN AMRO/Veredus Select Growth Fund pays Veredus an annual management fee at 0.80% of its average daily net assets.


FUND NAME                           PORTFOLIO MANAGER          INVESTMENT EXPERIENCE
ABN AMRO/Veredus Aggressive Growth  B. Anthony Weber           Portfolio Manager since the Fund's inception in 1998;
  Fund                                                         President and Chief Investment Officer of Veredus Asset
                                                               Management LLC. He leads the team that is responsible for
                                                               the day-to-day management of the Fund. Mr. Weber was
                                                               President and Senior Portfolio Manager of SMC Capital,
                                                               Inc. from 1993-1998. He has 18 years of investment
                                                               management experience. He received a BA from Centre
                                                               College of Kentucky.

                                    Charles P. McCurdy, Jr.,   Portfolio Manager of the Fund since February 2000;
                                    CFA                        Executive Vice President and Director of Research of
                                                               Veredus Asset Management LLC, since 1998. Formerly
                                                               employed by SMC Capital, Inc. from 1994-1998, Stock Yards
                                                               Bank and Trust and Citizens Fidelity Capital Management.
                                                               He received his BS from the University of Louisville in
                                                               1984.

ABN AMRO/Veredus SciTech Fund       James W.M. Houlton         Portfolio Manager of the Fund since September, 2001. Vice
                                                               President of Veredus Asset Management LLC since July,
                                                               2001. Prior experience includes Strong Capital Management
                                                               from 1994 to 2001. Mr. Houlton received a BA & MBA from
                                                               the University of Cincinnati.

                                    Charles F. Mercer, Jr.,    Portfolio Manager of the Fund since September, 2001. Vice
                                    CFA                        President and Director of Research of Veredus Asset
                                                               Management LLC since June, 1998. Prior experience
                                                               includes: research analyst, at SMC Capital Inc. from 1996
                                                               to 1998. Mr. Mercer has a BA from Vanderbilt University.

ABN AMRO/Veredus Select Growth      James W.M. Houlton         Portfolio Manager of the Fund since the Fund's inception
  Fund                                                         in December 2001. Vice President of Veredus Asset
                                                               Management LLC since July 2001. Prior experience includes
                                                               Strong Capital Management from 1994 to 2001. Mr. Houlton
                                                               received a BA & MBA from the University of Cincinnati.

                                    Charles F. Mercer, Jr.,    Portfolio Manager of the Fund since the Fund's inception
                                    CFA                        in December 2001. Vice President and Director of Research
                                                               of Veredus Asset Management LLC since June 1998. Prior
                                                               experience includes: research analyst at SMC Capital Inc.
                                                               from 1996 to 1998. Mr. Mercer has a BA from Vanderbilt
                                                               University.

FUND NAME                                                   MANAGEMENT FEE
ABN AMRO/Veredus Aggressive Growth Fund                         1.00%
ABN AMRO/Veredus SciTech Fund                                   1.00%
ABN AMRO/Veredus Select Growth Fund                             0.80%

The following is performance of a composite of all of the large cap equity accounts (the "Adviser's Managed Accounts") managed by Veredus Asset Management. The investment objectives, policies and strategies of ABN AMRO/Veredus Select Growth Fund are substantially similar to those of the Adviser's Managed Accounts, and the Fund and Advisers' Managed Accounts are managed by the same investment team, including Mr. Mercer.


                                  TOTAL RETURN


                      Adviser's
                       Managed      Russell 1000      S&P 500
                      Accounts     Growth Index(4)    Index(4)
------------------------------------------------------------------
    1998(1)             21.78           15.22            9.24
------------------------------------------------------------------
    1999                27.26           33.66           21.04
------------------------------------------------------------------
    2000                25.42          -22.42           -9.10
------------------------------------------------------------------
    2001(2)            -27.01          -30.89          -20.38
------------------------------------------------------------------


                         AVERAGE ANNUAL TOTAL RETURN(3)


                      Adviser's
                       Managed      Russell 1000      S&P 500
                      Accounts     Growth Index(4)    Index(4)
------------------------------------------------------------------
    One Year           -25.42           -45.64         -26.61
------------------------------------------------------------------
    Three Years         13.88            -3.28           2.04
------------------------------------------------------------------
    Since July 1,
    1998                11.36            -5.83          -1.34
------------------------------------------------------------------


(1)1998 percentages represent rates of return for the six-month period ended December 31, 1998 and are not annualized.

(2)2001 percentages represent rates of return for the 9 months ended September 30, 2001 and are not annualized.

(3)Average annual returns for the periods ended September 30, 2001 use the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) calculation of performance (see below), which differ from the standardized SEC calculation.

(4)The Russell 1000 Growth Index is based on those securities in the Russell 1000 Index that have a greater than average growth orientation. The Russell 1000 Index is made up of 1000 of the largest capitalized US domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. Each index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.


The composite rate of return is market-weighted reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. At times, the accounts in the composite included a significant investment in cash, which is not a component of either the S&P 500 Index or the Russell 1000 Index. At times, the Fund's investment in cash will vary depending on market conditions.



The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and, availability of cash for new investments. If the Fund's fees and expenses had been used in calculating the composite performance, the performance of the composite would have been lower. In addition, the Adviser's Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code of 1986, as amended (the "Code") which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different products may vary.


ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
B. Anthony Weber, Portfolio Manager of ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND, was primarily responsible for management of certain accounts as portfolio manager of Shelby County Trust Bank from July 1989 and as President and Senior Portfolio Manager of SMC Capital, Inc. from 1993 through June 1998. Those accounts had investment objectives, policies and strategies substantially similar to those of ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND.

The following performance information is the performance of a composite of those equity accounts for which Mr. Weber had primary responsibility for the day-to-day management from July 1989 through June 1998 (the "Prior Managed Accounts"). As of December 31, 1997, the assets in the Advisers' Managed Accounts totaled approximately $36 million. The Prior Managed Accounts do not include performance of The Shelby Fund, a mutual fund for which Mr. Weber was co-manager but did not have primary responsibility. The Prior Managed Accounts do include three common trust funds in operation until July 1994, when those funds merged into The Shelby Fund. Commencing June 30, 1998, Mr. Weber was portfolio manager for Veredus Growth Fund, which merged into ABN AMRO/Veredus Aggressive Growth Fund on December 7, 1998.



                                    PRIOR
PRIOR PERFORMANCE              MANAGED ACCOUNTS      S&P 500 INDEX(4)      RUSSELL 2000 INDEX(4)
1998(1)                             18.66%                 17.71%                    4.93%
1997                                 4.82                  33.36                    22.36
1996                                14.44                  22.96                    16.50
1995                                39.67                  37.59                    28.44
1994                                 2.46                   1.32                    (1.82)
1993                                14.70                  10.08                    18.91
1992                                32.98                   7.64                    18.41
1991                                42.80                  30.48                    46.05
1990                                (1.04)                 (3.12)                  (19.51)
1989(2)                             11.67                  12.99                     1.47



                                    PRIOR
AVERAGE ANNUAL RETURNS(3)      MANAGED ACCOUNTS      S&P 500 INDEX(4)      RUSSELL 2000 INDEX(4)
One year                            24.63%                 30.16%                   16.50%
Five years                          16.38                  23.08                    16.05
Since July 1, 1989                  19.32                  18.35                    13.67


(1)1998 percentages represent the rates of return for the six-month period ended June 30, 1998.

(2)1989 percentages represent the rates of return for the six-month period ended December 31, 1989.

(3)Average Annual Returns for the periods ended June 30, 1998, using the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) calculation of performance (see below), which differs from the standardized SEC calculation.

(4)The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell 2000 Index is a widely recognized index of market activity based on the aggregate performance of small to mid-sized publicly traded common stocks. Each Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.

From July 1, 1989 through December 31, 1991, the performance information is based on a quarterly, linked time-weighted rate of return calculation method. Beginning January 1, 1992, the accounts within the composite allowed participants to contribute on a monthly basis. Therefore, beginning January 1, 1992, the performance information is based on a monthly, linked time-weighted rate of return calculation method. The composite rate of return is market-weighted, reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.


The investment objectives, policies and strategies of ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND are substantially similar to those of the Prior Managed Accounts. The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees (the use of the Fund's expense structure would have lowered the performance results), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the Advisers' Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

TAMRO CAPITAL PARTNERS LLC


TAMRO Capital Partners LLC is the Adviser to ABN AMRO/TAMRO LARGE CAP VALUE FUND, ABN AMRO/TAMRO SMALL CAP FUND and ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND. TAMRO is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO was founded in 2000 and is a subsidiary of ABN AMRO Asset Management Holdings, Inc.



FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/TAMRO                      Philip D. Tasho, CFA    Portfolio Manager since the Funds' inception in November
  Large Cap Value Fund                                      2000; Chief Investment Officer of TAMRO; Vice President of
                                                            Chicago Capital Management. He leads the team that is
                                                            responsible for the day-to-day management of the Funds.

ABN AMRO/TAMRO                                              Most recently, Mr. Tasho served as Chief Executive Officer
  Small Cap Fund                                            and Chief Investment Officer of Riggs Investment Management
                                                            Corp. (RIMCO), from 1995 to 2000. He has 20 years of
                                                            investment management experience. He received his MBA from
                                                            George Washington University.

ABN AMRO/Chicago Capital Small      Philip D. Tasho, CFA    Portfolio manager of the Fund since May, 2001. Mr. Tasho is
  Cap Value Fund                                            a Vice President of Chicago Capital Management, Inc., and is
                                                            Chief Investment Officer of TAMRO Capital Partners LLC.
                                                            Prior to that, Mr. Tasho served as Chief Executive Officer and Chief Investment Officer of Riggs Investment Management
                                                            Corp. (RIMCO), from 1995 to May 2000. He has 20 years of
                                                            investment management experience. He received his MBA from
                                                            George Washington University.



FUND NAME                                       GROSS MANAGEMENT FEE
ABN AMRO/TAMRO Large Cap Value Fund                    0.80%
ABN AMRO/TAMRO Small Cap Fund                          0.90%

ABN AMRO/Chicago Capital Small Cap Value
  Fund                                                 1.00%


THE SUBADVISERS

TALON ASSET MANAGEMENT, INC.
Talon Asset Management, Inc. is the Sub Adviser to ABN AMRO/TALON MID CAP FUND and is located at One North Franklin, Chicago, IL 60601. Talon Asset Management, Inc. Manages more than $450 million in assets for retirement funds, foundations, endowments and individual clients.


MFS INSTITUTIONAL ADVISORS, INC.

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116 serves as the subadviser of the ABN AMRO VALUE FUND, pursuant to a sub-advisory agreement with the Adviser. MFS, a Delaware corporation, an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H IJ9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:
  o  Regular accounts: $2,500
  o  Individual Retirement Accounts (IRAs): $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included
-  The amount of the transaction is specified in dollars or shares
-  Signatures of all owners appear exactly as they are registered on the account

-  Any required medallion signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 58.



       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 61). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept third party          For: ABN AMRO Funds
                                  checks, which are checks made         A/C 140414
                                  payable to someone other than         FBO "ABN AMRO Fund Number"
                                  the Funds.                            "Your Account Number"
                                                                        include your name, account number, tax payer
                                                                        identification number or social security number, address
                                                                        and the Fund you wish to purchase in the wiring
                                                                        instructions.
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765
                                  Providence, RI 02940
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access".


Class I shares of certain ABN AMRO Funds are available through a separate prospectus with the following initial investments:
-  ABN AMRO/Chicago Capital Growth Fund: $5,000,000
-  Montag & Caldwell Growth Fund: $5,000,000
-  ABN AMRO/Veredus Aggressive Growth Fund: $2,000,000
-  ABN AMRO/Chicago Capital Balanced Fund: $5,000,000
-  Montag & Caldwell Balanced Fund: $1,000,000
-  ABN AMRO/Chicago Capital Bond Fund: $2,000,000

Please call 800 992-8151 to request a Class I prospectus.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.


You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the internet or by phone at 800 992-8151 if you chose this option when you opened your account.


HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                          which the account is registered and the dollar value or
P.O. BOX 9765                                                           number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing" on page
                                                                        58.)
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 59).
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 59).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access". A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH. (see "Other
                                                                        Features" on page 59)

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MONEY MARKET CHECKWRITING    - Regular accounts                    - Request the free checkwriting privilege on your
                                - ABN AMRO/Chicago Capital Money        application.
                                  Market Fund only                    - Verify that the shares to be sold were purchased more than
                                                                        15 days earlier or were purchased by wire.
                                                                      - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                      - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                      - Currently, there is no charge for this privilege, but the
                                                                        Fund reserves the right to add one.
                                                                      - Canceled checks are available upon request but there is a fee to receive them.
                                                                      - The Fund may cancel this privilege at any time by giving notice to you.


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner


SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered
general partner         - Medallion signature guarantee, if applicable (see above)
accounts
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered
                        - Medallion signature guarantee, if applicable (see above)
Owners or trustees      - Letter of instruction
of trust accounts       - On the letter, the signature of the trustee(s)
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - Medallion signature guarantee, if applicable (see above)
Joint tenancy           - Letter of instruction signed by the surviving tenant
shareholders whose      - Copy of death certificate
co-tenants are          - Medallion signature guarantee, if applicable (see above)
deceased
Executors of            - Letter of instruction signed by executor
shareholder estates     - Copy of order appointing executor
                        - Medallion signature guarantee, if applicable (see above)
Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.



Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the 1940 Act to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your non retirement account if the value of your account falls below the applicable minimum. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading and may be open on some holidays. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in proper form. Under normal circumstances, purchase orders and redemption requests for ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND must be received by 1:00 p.m. ET for same day processing. For other Funds, requests must be received by 4:00 p.m. ET. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
-  reject any purchase order
-  suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING

For ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND, your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."

SHORT-TERM TRADING

The Funds are designed for long term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

REDEMPTION FEES


ABN AMRO REAL ESTATE FUND, ABN AMRO/VEREDUS SCITECH FUND AND ABN AMRO INTERNATIONAL EQUITY FUND can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, ABN AMRO/ Veredus SciTech Fund, ABN AMRO Real Estate Fund and ABN AMRO International Equity Fund assess a 2% fee on redemptions (including exchanges) of fund shares held for less than 90 days.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Funds' long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401k plans are exempt from the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS


To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-8151.


DIVIDENDS

The following table shows the Funds' distribution schedule.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments;

capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

                             DISTRIBUTION SCHEDULE


FUNDS                   DIVIDENDS                                  CAPITAL GAINS DISTRIBUTION
Equity                  - Declared and paid quarterly              - Distributed at least once a year, in December
Balanced                - Declared and paid quarterly              - Distributed at least once a year, in December
Fixed Income
  ABN AMRO/Chicago      - Declared and paid monthly                - Distributed at least once a year, in December
    Capital Bond
    Fund
  ABN AMRO/Chicago      - Declared daily and paid monthly          - Distributed at least once a year, in December
    Capital
    Municipal Bond
    Fund
Money Market            - Declared daily and paid monthly          - Distributed at least once a year, in December
International Equity    - Declared and paid annually               - Distributed at least once a year, in December, if any
  Fund


DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS

ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500.



The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.


DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds, except for ABN AMRO/ CHICAGO CAPITAL MONEY MARKET FUND, have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statements of Additional Information. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report along with those Funds' financial statements, is included in the ABN AMRO Funds' Annual Report, which is available upon request. The information for periods ended prior to October 31, 2001 for ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund has been audited by KPMG LLP, whose reports expressed an unqualified opinion of the financial highlights. Class N Shares of ABN AMRO/Veredus Select Growth Fund commenced operations on December 31, 2001 and there are no audited financial highlights available.


ABN AMRO/CHICAGO CAPITAL GROWTH FUND


                                                               Year       Year       Year       Year       Year
                                                              Ended      Ended      Ended      Ended      Ended
                                                             10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                          $ 30.86     $27.71     $23.06     $19.73     $16.17
                                                             --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  (0.04)     (0.06)     (0.06)     (0.02)      0.08
  Net realized and unrealized gain (loss) on investments        (7.36)      5.21       6.14       4.73       3.91
                                                             --------   --------   --------   --------   --------
  Total from investment operations                              (7.40)      5.15       6.08       4.71       3.99
                                                             --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        --         --         --      (0.01)     (0.09)
  Distributions from net realized gain on investments           (3.08)     (2.00)     (1.43)     (1.37)     (0.34)
                                                             --------   --------   --------   --------   --------
  Total distributions                                           (3.08)     (2.00)     (1.43)     (1.38)     (0.43)
                                                             --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                     (10.48)      3.15       4.65       3.33       3.56
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period                                $ 20.38     $30.86     $27.71     $23.06     $19.73
                                                             ========   ========   ========   ========   ========
TOTAL RETURN(1)                                                (25.95)%    19.62%     27.71%     25.43%     25.16%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $464,023   $542,436   $490,189   $367,666   $274,608
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 1.09%      1.07%      1.06%      1.08%      1.12%
  After reimbursement of expenses by Adviser(2)                  1.09%      1.07%      1.06%      1.08%      1.07%(3)
Ratio of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser(2)                (0.18)%    (0.18)%    (0.25)%    (0.11)%     0.36%
  After reimbursement of expenses by Adviser(2)                 (0.18)%    (0.18)%    (0.25)%    (0.11)%     0.41%
Portfolio Turnover(1)                                           17.22%     25.73%     28.93%     34.21%     30.58%

(1)Not Annualized
(2)Annualized
(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.

ABN AMRO GROWTH FUND



                                                 Ten Months        Year       Year       Year       Year       Year
                                                   Ended          Ended      Ended      Ended      Ended      Ended
                                                  10/31/01       12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                 ----------      --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                 $15.59        $17.44     $17.10     $14.57     $13.06     $11.61
                                                 ----------      --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.01)        (0.03)     (0.03)      0.00       0.12       0.17
  Net realized and unrealized gain (loss) on
    investments                                       (4.82)        (0.71)      2.16       4.20       2.97       2.31
                                                 ----------      --------   --------   --------   --------   --------
  Total from investment operations                    (4.83)        (0.74)      2.13       4.20       3.09       2.48
                                                 ----------      --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                      --            --         --      (0.02)     (0.12)     (0.17)
  Distributions from net realized gain on
  investments                                            --         (1.11)     (1.79)     (1.65)     (1.46)     (0.86)
                                                 ----------      --------   --------   --------   --------   --------
  Total distributions                                    --         (1.11)     (1.79)     (1.67)     (1.58)     (1.03)
                                                 ----------      --------   --------   --------   --------   --------
Net increase (decrease) in net asset value            (4.83)        (1.85)      0.34       2.53       1.51       1.45
                                                 ----------      --------   --------   --------   --------   --------
Net Asset Value, End of Period                       $10.76        $15.59     $17.44     $17.10     $14.57     $13.06
                                                 ==========      ========   ========   ========   ========   ========
TOTAL RETURN(1)                                      (30.97)%       (4.45)%    12.82%     30.23%     23.98%     21.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)               $176,554      $227,801   $195,804   $184,601   $132,649    $95,215
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         1.05%         1.03%      1.03%      1.06%      1.02%      1.02%
  After reimbursement of expenses by Adviser(2)        1.04%         1.03%      1.03%      1.06%      1.02%      1.02%
Ratio of net investment income (loss) to
  average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        (0.12)%       (0.22)%    (0.19)%     0.01%      0.79%      1.36%
  After reimbursement of expenses by Adviser(2)       (0.11)%       (0.22)%    (0.19)%     0.01%      0.79%      1.36%
Portfolio Turnover(1)                                 31.58%        40.00%     69.00%     65.00%     62.00%     58.00%


(1)Not Annualized
(2)Annualized

ABN AMRO/MONTAG & CALDWELL GROWTH FUND



                                                           Year         Year         Year         Year         Year
                                                          Ended        Ended        Ended        Ended        Ended
                                                         10/31/01     10/31/00     10/31/99     10/31/98     10/31/97
                                                         --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period                    $    31.30   $    33.15   $    26.49   $    22.68   $    17.08
                                                        ----------   ----------   ----------   ----------   ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.02        (0.05)       (0.04)       (0.05)       (0.05)
  Net realized and unrealized gain (loss) on
    investments                                              (4.81)       (0.15)        7.64         4.07         5.79
                                                        ----------   ----------   ----------   ----------   ----------
  Total from investment operations                           (4.79)       (0.20)        7.60         4.02         5.74
                                                        ----------   ----------   ----------   ----------   ----------
  LESS DISTRIBUTIONS:
  Distributions from net realized
  gain on investments                                        (4.08)       (1.65)       (0.94)       (0.21)       (0.14)
                                                        ----------   ----------   ----------   ----------   ----------
  Total distributions                                        (4.08)       (1.65)       (0.94)       (0.21)       (0.14)
                                                        ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value                   (8.87)       (1.85)        6.66         3.81         5.60
                                                        ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                          $    22.43   $    31.30   $    33.15   $    26.49   $    22.68
                                                        ==========   ==========   ==========   ==========   ==========
TOTAL RETURN(1)                                             (17.37)%      (0.96)%      29.34%       17.90%       33.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                      $872,657   $1,349,760   $1,612,796   $1,004,356     $479,557
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)              1.06%        1.03%        1.05%        1.12%        1.24%
  After reimbursement of expenses by Adviser(2)               1.06%        1.03%        1.05%        1.12%        1.23%
Ratio of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser(2)              0.10%       (0.14)%      (0.16)%      (0.22)%      (0.38)%
  After reimbursement of expenses by Adviser(2)               0.10%       (0.14)%      (0.16)%      (0.22)%      (0.37)%
Portfolio Turnover(1)                                        59.64%       66.71%       31.59%       29.81%       18.65%


(1)Not annualized
(2)Annualized

ABN AMRO/TAMRO LARGE CAP VALUE FUND



                                                                Period
                                                                 Ended
                                                              10/31/01(a)
                                                              -----------
Net Asset Value, Beginning of Period                            $   10.00
                                                                ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.02
  Net realized and unrealized loss on investments                   (0.33)
                                                                ---------
  Total from investment operations                                  (0.31)
                                                                ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income         (0.01)
                                                                ---------
  Total distributions                                               (0.01)
                                                                ---------
Net decrease in net asset value                                     (0.32)
                                                                ---------
Net Asset Value, End of Period                                  $    9.68
                                                                =========
TOTAL RETURN(1)                                                     (3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                               $5,195
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                     3.37%
  After reimbursement of expenses by Adviser(2)                      1.20%
Ratios of net investment income (loss) to average assets:
  Before reimbursement of expenses by Adviser(2)                    (1.96)%
  After reimbursement of expenses by Adviser(2)                      0.21%
Portfolio Turnover(1)                                              102.34%


(1)Not Annualized
(2)Annualized
(a)ABN AMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.

ABN AMRO VALUE FUND



                                                 Ten Months     Year       Year       Year       Year           Year
                                                   Ended       Ended      Ended      Ended      Ended          Ended
                                                  10/31/01    12/31/00   12/31/99   12/31/98   12/31/97       12/31/96
                                                 ----------   --------   --------   --------   --------       --------
Net Asset Value, Beginning of Period             $    11.68   $  12.75   $  12.33   $  16.51   $  13.24       $  12.26
                                                 ----------   --------   --------   --------   --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.07       0.10       0.14       0.19       0.24           0.29
  Net realized and unrealized gain (loss) on
    investments                                       (2.25)     (0.24)      1.23       0.86       3.75           2.18
                                                 ----------   --------   --------   --------   --------       --------
  Total from investment operations                    (2.18)     (0.14)      1.37       1.05       3.99           2.47
                                                 ----------   --------   --------   --------   --------       --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
    investment income                                 (0.06)     (0.10)     (0.14)     (0.19)     (0.24)         (0.29)
  Distributions from net realized gain on
    investments                                       (0.05)     (0.83)     (0.81)     (5.04)     (0.48)         (1.20)
                                                 ----------   --------   --------   --------   --------       --------
  Total distributions                                 (0.11)     (0.93)     (0.95)     (5.23)     (0.72)         (1.49)
                                                 ----------   --------   --------   --------   --------       --------
Net increase (decrease) in net asset value            (2.29)     (1.07)      0.42      (4.18)      3.27           0.98
                                                 ----------   --------   --------   --------   --------       --------
Net Asset Value, End of Period                   $     9.39   $  11.68   $  12.75   $  12.33   $  16.51       $  13.24
                                                 ==========   ========   ========   ========   ========       ========
TOTAL RETURN(1)                                      (18.86)%    (0.68)%    11.14%      5.47%     30.49%         20.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)               $116,221   $131,303   $153,551   $170,945   $220,618       $164,710
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         1.08%      1.06%      1.03%      1.05%      1.01%          1.03%
  After reimbursement of expenses by Adviser(2)        1.07%      1.06%      1.03%      1.05%      1.01%          1.03%
Ratio of net investment income to average net
  assets:
  Before reimbursement of expenses by
    Adviser(2)                                         0.68%      0.85%      1.07%      1.23%      1.57%          2.19%
  After reimbursement of expenses by Adviser(2)        0.69%      0.85%      1.07%      1.23%      1.57%          2.19%
Portfolio Turnover(1)                                 58.41%     76.00%     94.00%     55.00%     79.00%         58.00%


(1)Not Annualized
(2)Annualized

ABN AMRO/TALON MID CAP FUND



                                                               Year       Year       Year       Year         Year
                                                              Ended      Ended      Ended      Ended        Ended
                                                             10/31/01   10/31/00   10/31/99   10/31/98     10/31/97
                                                             --------   --------   --------   --------     --------
Net Asset Value, Beginning of Period                         $  18.50   $  13.45   $  13.16   $  17.60     $  14.39
                                                             --------   --------   --------   --------     --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  (0.07)     (0.05)     (0.05)      0.07         0.11
  Net realized and unrealized gain (loss) on investments         0.55       5.25       0.34      (1.59)        4.38
                                                             --------   --------   --------   --------     --------
  Total from investment operations                               0.48       5.20       0.29      (1.52)        4.49
                                                             --------   --------   --------   --------     --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        --         --         --(a)   (0.09)       (0.09)
  Distributions from net realized gain on investments           (3.31)     (0.15)        --      (2.83)       (1.19)
                                                             --------   --------   --------   --------     --------
  Total distributions                                           (3.31)     (0.15)        --      (2.92)       (1.28)
                                                             --------   --------   --------   --------     --------
Net increase (decrease) in net asset value                      (2.83)      5.05       0.29      (4.44)        3.21
                                                             --------   --------   --------   --------     --------
Net Asset Value, End of Period                               $  15.67   $  18.50   $  13.45   $  13.16     $  17.60
                                                             ========   ========   ========   ========     ========
TOTAL RETURN(1)                                                  3.42%     39.07%      2.32%    (10.54)%      33.47%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $40,265    $26,389    $17,586    $22,728      $28,460
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 1.42%      1.48%      1.50%      1.46%        1.67%
  After reimbursement of expenses by Adviser(2)                  1.30%      1.30%      1.30%      1.30%        1.30%
Ratio of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser(2)                (0.61)%    (0.51)%    (0.50)%     0.30%        0.34%
  After reimbursement of expenses by Adviser(2)                 (0.49)%    (0.33)%    (0.30)%     0.46%        0.71%
Portfolio Turnover(1)                                           77.15%    108.61%    101.44%     78.33%      112.72%


(1)Not Annualized
(2)Annualized
(a)Represents less than $.005 per share.

ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND



                                                                Year       Year        Year
                                                               Ended      Ended        Ended
                                                              10/31/01   10/31/00   10/31/99(a)
                                                              --------   --------   -----------
Net Asset Value, Beginning of Period                          $  10.84   $   9.18    $   10.00
                                                              --------   --------    ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.06       0.06         0.04
  Net realized and unrealized gain (loss) on investments          0.73       1.66        (0.85)
                                                              --------   --------    ---------
  Total from investment operations                                0.79       1.72        (0.81)
                                                              --------   --------    ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income      (0.05)     (0.06)       (0.01)
  Distributions from realized gain on investments                (0.47)        --           --
                                                              --------   --------    ---------
  Total distributions                                            (0.52)     (0.06)       (0.01)
                                                              --------   --------    ---------
Net increase (decrease) in net asset value                        0.27       1.66        (0.82)
                                                              --------   --------    ---------
Net Asset Value, End of Period                                $  11.11   $  10.84    $    9.18
                                                              ========   ========    =========
TOTAL RETURN(1)                                                   7.59%     18.88%       (8.07)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                           $37,277    $49,411      $42,478
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                  1.50%      1.48%        1.55%
  After reimbursement of expenses by Adviser(2)                   1.40%      1.40%        1.40%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                  0.44%      0.48%        0.36%
  After reimbursement of expenses by Adviser(2)                   0.54%      0.56%        0.51%
Portfolio Turnover(1)                                           120.22%    210.50%      156.55%


(1)Not Annualized
(2)Annualized
(a)ABN AMRO/Chicago Capital Small Cap Value Fund commenced investment operations on November 10, 1998.

ABN AMRO SMALL CAP FUND



                                                    Ten Months        Year       Year       Year       Year       Year
                                                      Ended          Ended      Ended      Ended      Ended      Ended
                                                     10/31/01       12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                    ----------      --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period
  INCOME FROM INVESTMENT OPERATIONS:                    $13.45        $14.16     $12.22     $13.38     $13.03     $12.46
                                                    ----------      --------   --------   --------   --------   --------
  Net investment income (loss)                           (0.01)         0.02      (0.06)     (0.11)     (0.09)     (0.03)
  Net realized and unrealized gain (loss) on
    investments                                          (1.71)         0.85       2.00      (0.82)      2.07       2.38
                                                    ----------      --------   --------   --------   --------   --------
  Total from investment operations                       (1.72)         0.87       1.94      (0.93)      1.98       2.35
                                                    ----------      --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                      (0.01)           --         --         --         --         --
  Distributions from net realized gain on
  investments                                               --         (1.58)        --      (0.23)     (1.63)     (1.78)
                                                    ----------      --------   --------   --------   --------   --------
  Contribution (return) of capital                          --            --         --         --(a)      --         --
                                                    ----------      --------   --------   --------   --------   --------
  Total distributions                                    (0.01)        (1.58)        --      (0.23)     (1.63)     (1.78)
                                                    ----------      --------   --------   --------   --------   --------
Net increase (decrease) in net asset value               (1.73)        (0.71)      1.94      (1.16)      0.35       0.57
                                                    ----------      --------   --------   --------   --------   --------
Net Asset Value, End of Period                          $11.72        $13.45     $14.16     $12.22     $13.38     $13.03
                                                    ==========      ========   ========   ========   ========   ========
TOTAL RETURN(1)                                         (12.78)%        6.10%     15.88%     (6.52)%    15.89%     19.42%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                   $63,430       $72,709    $55,901    $45,899    $41,945    $36,375
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)          1.17%         1.15%      1.19%      1.17%      1.04%      1.05%
  After reimbursement of expenses by Adviser(2)           1.16%         1.15%      1.19%      1.17%      1.04%      1.05%
Ratio of net investment income (loss) to average
net assets:
  Before reimbursement of expenses by Adviser(2)         (0.11)%        0.14%     (0.58)%    (0.84)%    (0.72)%    (0.27)%
  After reimbursement of expenses by Adviser(2)          (0.10)%        0.14%     (0.58)%    (0.84)%    (0.72)%    (0.27)%
Portfolio Turnover(1)                                    61.20%        98.00%    167.00%    151.00%    170.00%    158.00%


(1)Not Annualized
(2)Annualized
(a)Represents less than $.005 per share.

ABN AMRO/TAMRO SMALL CAP FUND



                                                                Period
                                                                 Ended
                                                              10/31/01(a)
                                                              -----------
Net Asset Value, Beginning of Period                           $   10.00
                                                               ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.06
  Net realized and unrealized gain on investments                   0.72
                                                               ---------
  Total from investment operations                                  0.78
                                                               ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        (0.03)
  Distributions from net realized gain on investments                 --
                                                               ---------
  Total distributions                                              (0.03)
                                                               ---------
Net increase in net asset value                                     0.75
                                                               ---------
Net Asset Value, End of Period                                 $   10.75
                                                               =========
TOTAL RETURN(1)                                                     7.74%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                              $2,000
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                    5.46%
  After reimbursement of expenses by Adviser(2)                     1.30%
Ratio of net investment income (loss) to average net assets:
  Before reimbursement of expenses by Adviser(2)                   (3.49)%
  After reimbursement of expenses by Adviser(2)                     0.67%
Portfolio Turnover(1)                                             175.17%


(1)Not Annualized
(2)Annualized
(a)ABN AMRO/TAMRO Small Cap Fund commenced investment operations on November 30, 2000.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND



                                                                Year       Year       Year          Period
                                                               Ended      Ended      Ended           Ended
                                                              10/31/01   10/31/00   10/31/99      10/31/98(a)
                                                              --------   --------   --------      -----------
Net Asset Value, Beginning of Period                            $22.51     $16.60     $ 8.62          $10.00
                                                              --------   --------   --------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                            (0.13)     (0.14)     (0.08)             --(b)
  Net realized and unrealized gain (loss) on investments         (1.72)      8.42       8.06           (1.38)
                                                              --------   --------   --------       ---------
  Total from investment operations                               (1.85)      8.28       7.98           (1.38)
                                                              --------   --------   --------       ---------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on investments            (3.11)     (2.37)        --              --
                                                              --------   --------   --------       ---------
  Total Distributions                                            (3.11)     (2.37)        --              --
                                                              --------   --------   --------       ---------
Net increase (decrease) in net asset value                       (4.96)      5.91       7.98           (1.38)
                                                              --------   --------   --------       ---------
Net Asset Value, End of Period                                  $17.55     $22.51     $16.60          $ 8.62
                                                              ========   ========   ========       =========
TOTAL RETURN(1)                                                 (10.08)%    53.35%     92.92%         (13.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $268,271   $182,806    $57,282         $12,674
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                  1.44%      1.46%      1.58%           1.54%
  After reimbursement of expenses by Adviser(2)                   1.40%      1.40%      1.41%(3)        1.50%
Ratio of net investment income (loss) to average net assets:
  Before reimbursement of expenses by Adviser(2)                 (0.87)%    (0.84)%    (1.05)%         (0.06)%
  After reimbursement of expenses by Adviser(2)                  (0.83)%    (0.78)%    (0.88)%         (0.02)%
Portfolio Turnover(1)                                           177.00%    192.23%    204.26%         111.52%


(1)Not Annualized
(2)Annualized
(3)The Adviser fee, which affects the net expense ratio, changed from 1.50% to 1.00% on December 4, 1998.
(a)ABN AMRO/Veredus Aggressive Growth Fund -- Class N commenced investment operations on July 2, 1998.
(b)Represents less than $0.05 per share.

ABN AMRO REAL ESTATE FUND



                                                           Ten Months     Year       Year       Year        Year
                                                             Ended       Ended      Ended      Ended        Ended
                                                            10/31/01    12/31/00   12/31/99   12/31/98   12/31/97(a)
                                                           ----------   --------   --------   --------   -----------
Net Asset Value, Beginning of Period                       $     9.47   $   7.72   $   8.37   $   9.95    $   10.00
                                                           ----------   --------   --------   --------    ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   0.34       0.42(b)     0.38      0.37           --
  Net realized and unrealized gain (loss) on investments        (0.39)      1.75(b)    (0.65)    (1.58)       (0.05)
                                                           ----------   --------   --------   --------    ---------
  Total from investment operations                              (0.05)      2.17      (0.27)     (1.21)        0.05)
                                                           ----------   --------   --------   --------    ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                        (0.27)     (0.33)     (0.31)     (0.31)          --
  Contribution (return) of capital                                 --      (0.09)     (0.07)     (0.06)          --
                                                           ----------   --------   --------   --------    ---------
  Total distributions                                           (0.27)     (0.42)     (0.38)     (0.37)          --
                                                           ----------   --------   --------   --------    ---------
Net increase (decrease) in net asset value                      (0.32)      1.75      (0.65)     (1.58)       (0.05)
                                                           ----------   --------   --------   --------    ---------
Net Asset Value, End of Period                             $     9.15   $   9.47   $   7.72   $   8.37    $    9.95
                                                           ==========   ========   ========   ========    =========
TOTAL RETURN(1)                                                 (0.46)%    28.77%     (3.33)%   (12.35)%       0.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $15,242    $21,744     $7,522     $7,022       $2,985
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 1.63%      1.70%      2.42%      1.78%        1.61%
  After reimbursement of expenses by Adviser(2)                  1.33%      1.39%      1.53%      1.41%        1.31%
Ratio of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser(2)                 4.01%      4.87%      3.83%      4.31%       (1.61)%
  After reimbursement of expenses by Adviser(2)                  4.31%      5.19%      4.72%      4.68%       (1.31)%
Portfolio Turnover(1)                                           17.95%     25.00%     11.00%     13.00%        0.00%


(1)Not Annualized
(2)Annualized
(a)ABN AMRO Real Estate Fund commenced investment operations on December 31,
1997.
(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

ABN AMRO/VEREDUS SCITECH FUND



                                                                  Year        Period
                                                                 Ended         Ended
                                                                10/31/01    10/31/00(a)
                                                                --------    -----------
Net Asset Value, Beginning of Period
  INCOME FROM INVESTMENT OPERATIONS:                            $   8.93     $   10.00
                                                                --------     ---------
  Net investment income                                             0.02          0.06
  Net realized and unrealized loss on investments                  (1.32)        (1.11)
                                                                --------     ---------
  Total from investment operations                                 (1.30)        (1.05)
                                                                --------     ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        (0.06)        (0.02)
                                                                --------     ---------
  Total distributions                                              (0.06)        (0.02)
                                                                --------     ---------
Net decrease in net asset value                                    (1.36)        (1.07)
                                                                --------     ---------
Net Asset Value, End of Period                                  $   7.57     $    8.93
                                                                ========     =========
TOTAL RETURN(1)                                                   (14.49)%      (10.61)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                              $2,566        $2,696
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                    3.88%         6.17%
  After reimbursement of expenses by Adviser(2)                     1.50%         1.50%
Ratio of net investment income (loss) to average net assets:
  Before reimbursement of expenses by Adviser(2)                   (2.13)%       (2.54)%
  After reimbursement of expenses by Adviser(2)                     0.25%         2.13%
Portfolio Turnover(1)                                             481.21%        85.98%


(1)Not Annualized
(2)Annualized
(a)Veredus SciTech Fund commenced investment operations on June 30, 2000.

ABN AMRO/CHICAGO CAPITAL BALANCED FUND



                                                               Year       Year       Year       Year       Year
                                                              Ended      Ended      Ended      Ended      Ended
                                                             10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                           $14.23     $13.04     $12.03     $11.06     $ 9.60
                                                             --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.26       0.29       0.27       0.27       0.28
  Net realized and unrealized gain (loss) on investments        (2.09)      1.57       1.71       1.65       1.60
                                                             --------   --------   --------   --------   --------
  Total from investment operations                              (1.83)      1.86       1.98       1.92       1.88
                                                             --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.27)     (0.30)     (0.26)     (0.27)     (0.28)
  Distributions from net realized gain on investments           (1.36)     (0.37)     (0.71)     (0.68)     (0.14)
                                                             --------   --------   --------   --------   --------
  Total distributions                                           (1.63)     (0.67)     (0.97)     (0.95)     (0.42)
                                                             --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                      (3.46)      1.19       1.01       0.97       1.46
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period                                 $10.77     $14.23     $13.04     $12.03     $11.06
                                                             ========   ========   ========   ========   ========
TOTAL RETURN(1)                                                (13.41)%    14.82%     17.26%     18.50%     20.10%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $342,520   $321,226   $294,426   $219,362   $187,993
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 1.07%      1.05%      1.06%      1.08%      1.13%
  After reimbursement of expenses by Adviser(2)                  1.07%      1.05%      1.06%      1.08%      1.07%(3)
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                 2.10%      2.17%      2.13%      2.30%      2.70%
  After reimbursement of expenses by Adviser(2)                  2.10%      2.17%      2.13%      2.30%      2.76%
Portfolio Turnover(1)                                           35.25%     29.00%     25.05%     40.28%     34.69%


(1)Not Annualized
(2)Annualized
(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.

ABN AMRO/MONTAG & CALDWELL BALANCED FUND



                                                               Year          Year       Year       Year       Year
                                                              Ended         Ended      Ended      Ended      Ended
                                                             10/31/01      10/31/00   10/31/99   10/31/98   10/31/97
                                                             --------      --------   --------   --------   --------
Net Asset Value, Beginning of Period                         $  18.61      $  19.41   $  17.60   $  16.01   $  14.29
                                                             --------      --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.36          0.37       0.29       0.27       0.25
  Net realized and unrealized gain (loss) on investments        (1.50)         0.06       2.73       1.97       2.93
                                                             --------      --------   --------   --------   --------
  Total from investment operations                              (1.14)         0.43       3.02       2.24       3.18
                                                             --------      --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.36)        (0.35)     (0.27)     (0.27)     (0.25)
  Distributions from net realized gain on investments           (0.62)        (0.88)     (0.94)     (0.38)     (1.21)
                                                             --------      --------   --------   --------   --------
  Total distributions                                           (0.98)        (1.23)     (1.21)     (0.65)     (1.46)
                                                             --------      --------   --------   --------   --------
Net increase (decrease) in net asset value                      (2.12)        (0.80)      1.81       1.59       1.72
                                                             --------      --------   --------   --------   --------
Net Asset Value, End of Period                                 $16.49        $18.61     $19.41     $17.60     $16.01
                                                             ========      ========   ========   ========   ========
TOTAL RETURN(1)                                                 (6.34)%        2.05%     17.83%     14.46%     24.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $126,690      $162,896   $160,286   $158,398    $82,719
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 1.12%         1.13%      1.14%      1.18%      1.33%
  After reimbursement of expenses by Adviser(2)                  1.12%         1.13%      1.14%      1.18%      1.25%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                 1.99%         1.93%      1.54%      1.67%      1.70%
  After reimbursement of expenses by Adviser(2)                  1.99%         1.93%      1.54%      1.67%      1.78%
Portfolio Turnover(1)                                           44.80%        54.51%     34.79%     59.02%     28.13%


(1)Not Annualized
(2)Annualized

ABN AMRO/CHICAGO CAPITAL BOND FUND



                                                               Year          Year       Year       Year       Year
                                                              Ended         Ended      Ended      Ended      Ended
                                                             10/31/01      10/31/00   10/31/99   10/31/98   10/31/97
                                                             --------      --------   --------   --------   --------
Net Asset Value, Beginning of Period                         $   9.73      $   9.71   $  10.27   $  10.13   $   9.89
                                                             --------      --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.61          0.66       0.61       0.60       0.61
  Net realized and unrealized gain (loss) on investments         0.62            --      (0.51)      0.15       0.23
                                                             --------      --------   --------   --------   --------
  Total from investment operations                               1.23          0.66       0.10       0.75       0.84
                                                             --------      --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess
  of net investment income                                      (0.62)        (0.64)     (0.61)     (0.61)     (0.60)
  Distributions from net realized
  gain on investments                                              --            --      (0.05)        --         --
                                                             --------      --------   --------   --------   --------
  Total distributions                                           (0.62)        (0.64)     (0.66)     (0.61)     (0.60)
                                                             --------      --------   --------   --------   --------
Net increase (decrease) in net asset value                       0.61          0.02      (0.56)      0.14       0.24
                                                             --------      --------   --------   --------   --------
Net Asset Value, End of Period                               $  10.34      $   9.73   $   9.71   $  10.27   $  10.13
                                                             ========      ========   ========   ========   ========
TOTAL RETURN(1)                                                 13.09%         6.98%      1.02%      7.66%      8.84%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $369,597      $104,960   $133,408   $160,561   $120,532
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 0.96%         0.95%      0.93%      0.96%      1.02%
  After reimbursement of expenses by Adviser(2)                  0.74%         0.76%(3)     0.80%     0.80%     0.80%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by Adviser(2)                 5.90%         6.53%      5.91%      5.79%      6.02%
  After reimbursement of expenses by Adviser(2)                  6.12%         6.72%      6.04%      5.95%      6.24%
Portfolio Turnover(1)                                           61.78%        39.27%     49.83%     45.29%     17.76%


(1)Not Annualized
(2)Annualized
(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.

ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND



                                                              Year       Year       Year       Year       Year
                                                             Ended      Ended      Ended      Ended      Ended
                                                            10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
                                                            --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                        $   9.92   $   9.73   $  10.36   $  10.19   $  10.06
                                                            --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.47       0.48       0.46       0.44       0.38
  Net realized and unrealized gain (loss) on investments        0.51       0.21      (0.63)      0.17       0.12
                                                            --------   --------   --------   --------   --------
  Total from investment operations                              0.98       0.69      (0.17)      0.61       0.50
                                                            --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                       (0.47)     (0.50)     (0.46)     (0.44)     (0.37)
                                                            --------   --------   --------   --------   --------
  Total distributions                                          (0.47)     (0.50)     (0.46)     (0.44)     (0.37)
                                                            --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                      0.51       0.19      (0.63)      0.17       0.13
                                                            --------   --------   --------   --------   --------
Net Asset Value, End of Period                              $  10.43   $   9.92   $   9.73   $  10.36   $  10.19
                                                            --------   --------   --------   --------   --------
TOTAL RETURN(1)                                                10.09%      7.30%     (1.77)%     6.17%      5.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $48,222    $18,903    $17,219    $13,210    $12,379
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                1.06%      1.17%      1.20%      1.41%      1.64%
  After reimbursement of expenses by Adviser(2)                 0.18%(4)     0.10%     0.10%     0.35%(3)     0.90%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                3.67%      3.82%      3.45%      3.22%      3.00%
  After reimbursement of expenses by Adviser(2)                 4.55%      4.89%      4.55%      4.28%      3.74%
Portfolio Turnover(1)                                          60.10%     91.58%     22.83%     34.33%     16.19%


(1)Not Annualized
(2)Annualized
(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.

(4)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND



                                                               Year       Year       Year       Year            Year
                                                              Ended      Ended      Ended      Ended           Ended
                                                             10/31/01   10/31/00   10/31/99   10/31/98        10/31/97
                                                             --------   --------   --------   --------        --------
Net Asset Value, Beginning of Period                         $   1.00   $   1.00   $   1.00   $   1.00       $     1.00
                                                             --------   --------   --------   --------       ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.04       0.06       0.05       0.05             0.05
                                                             --------   --------   --------   --------       ----------
  Less distributions from net investment income                 (0.04)     (0.06)     (0.05)     (0.05)           (0.05)
                                                             --------   --------   --------   --------       ----------
Net Asset Value, End of Period                               $   1.00   $   1.00   $   1.00   $   1.00       $     1.00
                                                             --------   --------   --------   --------       ----------
TOTAL RETURN(1)                                                  4.40%      5.90%      4.76%      5.24%            5.15%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $484,148   $359,483   $335,140   $281,389         $238,551
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 0.51%      0.50%      0.51%      0.52%            0.56%
  After reimbursement of expenses by Adviser(2)                  0.51%      0.50%      0.51%      0.51%(3)         0.50%
Ratio of net investment income (loss) to average net assets
  Before reimbursement of expenses by Adviser(2)                 4.24%      5.72%      4.63%      5.13%            5.00%
  After reimbursement of expenses by Adviser(2)                  4.24%      5.72%      4.63%      5.14%            5.06%


(1)Not Annualized
(2)Annualized
(3)As of February 27, 1998, the Adviser no longer waived fees or reimbursed expenses.

ABN AMRO INTERNATIONAL EQUITY FUND



                                                 Ten Months        Year       Year       Year       Year       Year
                                                   Ended          Ended      Ended      Ended      Ended      Ended
                                                  10/31/01       12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                 ----------      --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period             $    17.82      $  25.08   $  18.97   $  15.38   $  15.83   $  14.56
                                                 ----------      --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         0.03         (0.06)      0.04       0.01       0.04       0.06
  Net realized and unrealized gain (loss) on
    investments                                       (5.48)        (5.66)      7.75       3.85       0.68       1.37
                                                 ----------      --------   --------   --------   --------   --------
  Total from investment operations                    (5.45)        (5.72)      7.79       3.86       0.72       1.43
                                                 ----------      --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                      --            --         --      (0.09)     (0.08)     (0.04)
  Distributions from net realized gain on
  investments                                         (0.93)        (1.54)     (1.68)     (0.18)     (1.09)     (0.15)
  Contribution (return) of capital                       --            --         --         --         --       0.03
                                                 ----------      --------   --------   --------   --------   --------
  Total distributions                                 (0.93)        (1.54)     (1.68)     (0.27)     (1.17)     (0.16)
                                                 ----------      --------   --------   --------   --------   --------
Net increase (decrease) in net asset value            (6.38)        (7.26)      6.11       3.59      (0.45)      1.27
                                                 ----------      --------   --------   --------   --------   --------
Net Asset Value, End of Period                   $    11.44      $  17.82   $  25.08   $  18.97   $  15.38   $  15.83
                                                 ==========      ========   ========   ========   ========   ========
TOTAL RETURN(1)                                      (31.33)%      (22.87)%    41.86%     25.43%      4.56%     10.09%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $78,252      $130,699   $204,922   $142,862    $85,440    $96,442
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         1.36%         1.31%      1.31%      1.38%      1.35%      1.36%
  After reimbursement of expenses by Adviser(2)        1.35%         1.31%      1.31%      1.38%      1.35%      1.36%
Ratio of net investment income (loss)
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         0.26%        (0.17)%     0.15%      0.02%      0.23%      0.44%
  After reimbursement of expenses by Adviser(2)        0.27%        (0.17)%     0.15%      0.02%      0.23%      0.44%
Portfolio Turnover(1)                                 29.55%        38.00%     31.00%     31.00%     17.00%      9.00%


(1)Not Annualized
(2)Annualized
(a)The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Adviser. Without the capital contribution, the total return would have been 9.87%.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated March 1, 2002 is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.



Investment Company Act File Number: 811-8004                            ABN-N-02

MARCH 1, 2002

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC       -       Veredus Asset
Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

 CLASS N SHARES

 INTERNATIONAL
 FUNDS

INTERNATIONAL EQUITY FUNDS


ABN AMRO Asian Tigers Fund

ABN AMRO Latin America Equity Fund

   [ABN AMRO ASSET MANAGEMENT FUNDS LOGO]


          Thank you for your interest in ABN AMRO Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page
CATEGORIES OF ABN AMRO FUNDS                                          3
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks
    INTERNATIONAL EQUITY FUNDS
    ABN AMRO Asian Tigers Fund                                        4
    ABN AMRO Latin America Equity Fund                                6
FUND EXPENSES                                                         8
INVESTMENT TERMS                                                      9
MORE ABOUT ABN AMRO FUNDS                                            10
    RISK SUMMARY                                                     10
    OTHER INVESTMENT STRATEGIES                                      11
MANAGEMENT OF THE FUNDS                                              12
    THE ADVISER                                                      12
SHAREHOLDER INFORMATION                                              13
    Opening an Account: Buying Shares                                13
    Exchanging Shares                                                14
    Selling/Redeeming Shares                                         15
    Transaction Policies                                             18
    Account Policies and Dividends                                   19
    Additional Investor Services                                     19
    Distribution Plan 12b-1 Fees                                     20
    Portfolio Transactions and Brokerage Commissions                 20
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   21
FINANCIAL HIGHLIGHTS                                                 22
GENERAL INFORMATION                                             Back Cover

Categories of ABN AMRO Funds


ABN AMRO Funds is a no-load, open-end management investment company that consists of 27 separate investment portfolios, including equity, balanced, fixed income and money market funds.



INTERNATIONAL EQUITY FUNDS


EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

EQUITY FUNDS: INTERNATIONAL


ABN AMRO Asian Tigers Fund

INVESTMENT OBJECTIVE


The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of companies headquartered or based in Asian countries (other than Japan). The portfolio management team focuses on large capitalization companies (with a market capitalization of $5 billion or more) with growth potential. The portfolio management team invests the Fund's portfolio in various Asian countries, such as:

         - China                  - Singapore
         - Hong Kong              - South Korea
         - India                  - Taiwan
         - Malaysia               - Thailand



The portfolio management team focuses on developed countries but may invest in countries with emerging markets. In selecting securities for the Fund, the portfolio management team utilizes a combined top-down, bottom-up approach.


PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund.



MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.



Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:



FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.



     - ASIAN RISK: The value of a fund invested primarily in Asian securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Asian issuers may underperform other segments of the equity market or the equity market as a whole.



     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.



     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.



     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.



EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:


-  economic structures that are less diverse and mature than developed countries


-  less stable political systems and less developed legal systems


-  national policies that may restrict foreign investment


-  wide fluctuations in the value of investments


-  smaller securities markets making investments less liquid


-  special custody arrangements



GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.



LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.



MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.



See page 10 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 11 for Other Investment Strategies.

EQUITY FUNDS: INTERNATIONAL

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Asian Tigers Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.



                           CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             11.61
1996                                                                             14.55
1997                                                                            -35.98
1998                                                                            -11.37
1999                                                                             62.26
2000                                                                            -38.10
2001                                                                            -11.98


  Best quarter:         6/99    32.53%
  Worst quarter:        6/98   -28.21%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan Stanley Capital International (MSCI) AC Asia Free Ex-Japan Index and the Lipper Pacific (Ex-Japan) Fund Index. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2001)



                                                               Since
                                        1 Year    5 Years   Inception(1)
----------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund:
  Return Before Taxes                   -11.98%   -12.89%      -6.01%
  Return After Taxes on
    Distributions                       -11.98%   -12.91%      -6.12%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                          -7.30%    -9.68%      -4.61%
----------------------------------------------------------------------------
MSCI AC Asia Free Ex-Japan Index
  (reflects no deduction for
  taxes, expenses or fees)               -3.84%   -10.80%      -7.48%
----------------------------------------------------------------------------
Lipper Pacific (Ex-Japan) Fund
  Index (reflects no deduction
  for taxes, expenses or fees)           -4.61%    -9.36%         N/A
----------------------------------------------------------------------------



(1)Fund's inception: January 3, 1994. MSCI AC Asia Free Ex-Japan Index and Lipper Pacific (Ex-Japan) Fund Index data computed from December 31, 1993.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: INTERNATIONAL


ABN AMRO Latin America Equity Fund

INVESTMENT OBJECTIVE


The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of companies headquartered or based in Latin American countries. The portfolio manager seeks securities that have long-term growth prospects and are trading at reasonable prices. The portfolio manager invests the Fund's portfolio in various Latin American countries, such as:



         - Argentina              - Mexico
         - Brazil                 - Peru
         - Chile                  - Venezuela



The portfolio manager invests in countries with emerging markets. In selecting securities for the Fund, the portfolio manager utilizes a combined top-down, bottom-up approach, with an emphasis on bottom-up. The portfolio manager attempts to diversify the Fund across economic sectors.


PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund.



MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.



Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:



FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.



     - LATIN AMERICAN RISK: The value of a fund invested primarily in Latin American securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Latin American issuers may underperform other segments of the equity market or the equity market as a whole.



     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.



     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.



     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.



EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:


-  economic structures that are less diverse and mature than developed countries


-  less stable political systems and less developed legal systems


-  national policies that may restrict foreign investment


-  wide fluctuations in the value of investments


-  smaller securities markets making investments less liquid


-  special custody arrangements



NON-DIVERSIFIED RISK: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investment in those securities.



GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.



VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because of different economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.



LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a

EQUITY FUNDS: INTERNATIONAL
fund's value or prevent a fund from being able to take advantage of other investment opportunities.



MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.



PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to a fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transactions costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.



See page 10 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and page 11 for Other Investment Strategies.

FUND PERFORMANCE


The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Latin America Equity Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.



                           CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1997                                                                             35.50
1998                                                                            -36.33
1999                                                                             72.41
2000                                                                            -21.07
2001                                                                             -4.64


  Best quarter:          12/99    50.38%
  Worst quarter:          9/98   -32.83%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Lipper Latin America Fund Index and the MSCI Gross U.S. Latin America Free Index. As of July 31, 2001, the MSCI Gross U.S. Latin America Free Index replaced the MSCI EMF Latin America Free Index. Information for the MSCI EMF Latin America Free Index is no longer available. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2001)



                                                                Since
                                        1 Year    5 Years    Inception(1)
-----------------------------------------------------------------------------
ABN AMRO Latin America Equity
  Fund:
  Return Before Taxes                   -4.64%     2.28%         2.51%
  Return After Taxes on
    Distributions                       -4.64%     1.47%         1.77%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                         -2.83%     1.55%         1.76%
-----------------------------------------------------------------------------
MSCI Gross U.S. Latin America
  Free Index
  (reflects no deduction for
  taxes, expenses or fees)              -4.31%    -0.70%        -0.10%
-----------------------------------------------------------------------------
Lipper Latin America Fund Index
  (reflects no deduction for
  taxes, expenses or fees)              -3.54%     0.03%           N/A
-----------------------------------------------------------------------------



(1)Fund's inception: June 28, 1996. Lipper Latin America Fund Index and the MSCI Gross U.S. Latin America Free Index data computed from June 30, 1996.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE IS CHARGED IN SOME CASES.



                   FUND                         REDEMPTION FEE
ABN AMRO ASIAN TIGERS FUND                     2% WITHIN 90 DAYS
ABN AMRO LATIN AMERICA EQUITY FUND             2% WITHIN 90 DAYS


Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                           TOTAL                NET
                                                   MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
                     FUND(1)                          FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Asian Tigers                                 1.00%         0.25%        0.82%     2.07%      --       2.07%
ABN AMRO Latin America Equity                         1.00          0.25         0.99      2.24       --       2.24



(1)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2001. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Asian Tigers                                          $210           $649           $1,114           $2,400
ABN AMRO Latin America Equity                                   227            700            1,200            2,575

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DEVELOPED MARKETS: Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Japan and Western Europe.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS: Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

GROWTH INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS: Stocks issued by large companies. ABN AMRO Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.


MSCI AC ASIA FREE EX-JAPAN INDEX: A widely recognized index that is comprised of most Asian countries outside of Japan, and represents only those securities that are available for investment by international investors.


MSCI GROSS U.S. LATIN AMERICA FREE INDEX: A market capitalization weighted index of securities covering most countries in Latin America.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOP-DOWN INVESTING: An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

VALUE INVESTING: An investing approach involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                                  EMERGING           FOREIGN             GROWTH
                                                                  MARKETS           SECURITIES           STOCK

ABN AMRO Asian Tigers Fund                                           X                  X                  X
ABN AMRO Latin America Equity Fund                                   X                  X                  X

                                                               LIQUIDITY     MANAGER   MARKET         NON-         PORTFOLIO
                                                                                                 DIVERSIFICATION   TURNOVER
ABN AMRO Asian Tigers Fund                                         X            X         X
ABN AMRO Latin America Equity Fund                                 X            X         X          X                X

                                                                    VALUE
                                                                    STOCK
ABN AMRO Asian Tigers Fund
ABN AMRO Latin America Equity Fund                                    X


DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO Asian Tigers Fund and ABN AMRO Latin America Equity Fund relating to the type of securities in which 80% of the Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS
Certain Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Funds have no intention of investing in unsponsored ADRs, EDRs or GDRs.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.
PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.


More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).



                                                                   ADRS/EDRS/GDRS   EQUITY    FOREIGN   PREFERRED     RULE
                                                                                  SECURITIES SECURITIES   STOCKS      144A
                                                                                                                   SECURITIES
      ABN AMRO Asian Tigers Fund                                        X            X P        X P                    X
      ABN AMRO Latin America Equity Fund                                X            X P        X P        X P         X


P = components of a fund's principal investment strategy

Management of the Funds

THE ADVISER

The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the gross management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2001, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Asian Tigers Fund          Edmond Leung               Co-Portfolio Manager of the Fund since November, 1999. Mr.
                                                               Leung has been associated with the Adviser and/or its
                                                               affiliates since January, 1995. Mr. Leung holds an MBA in
                                                               Finance from the Chinese University of Hong Kong and a
                                                               B.S. in Chemistry from the University of Hong Kong.

                                    Karl Lung, CFA             Co-Portfolio Manager of the Fund since November, 1999. Mr.
                                                               Lung has been associated with the Adviser and/or its
                                                               affiliates since March, 1995. Mr. Lung has an MBA from the
                                                               University of Toronto and a Bachelor of Commerce, with
                                                               honors, from McMaster University, both located in Canada.

                                    Alex Ng                    Co-Portfolio Manager of the Fund since July, 1995. Mr. Ng
                                                               has been associated with the Adviser and/or its affiliates since 1988. Mr. Ng holds a degree in Economics from the
                                                               University of California in Los Angeles.

                                    Paritosh Thakore           Co-Portfolio Manager of the Fund since November, 1999. Mr.
                                                               Thakore has been associated with the Adviser and/or its
                                                               affiliates since February, 1995. Mr. Thakore holds a BS in
                                                               Economics from the University of Pennsylvania.

ABN AMRO Latin America Equity Fund  Luiz M. Ribeiro, Jr., CFA  Portfolio Manager of the Fund since November, 1997; Senior
                                                               Vice President of the Adviser. Mr. Ribeiro has worked as
                                                               an investment analyst with the Adviser and/or its
                                                               affiliates since 1994. Mr. Ribeiro received a Business
                                                               Degree from the University of Sao Paulo and an MBA from
                                                               IBMEC (Brazilian Institute of Capital Markets) in Sao
                                                               Paulo.



                 FUND NAME                      GROSS MANAGEMENT FEE
ABN AMRO Asian Tigers Fund                             1.00%
ABN AMRO Latin America Equity Fund                     1.00%

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:
  o  Regular accounts: $2,500
  o  Individual Retirement Accounts (IRAs): $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.

- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included
-  The amount of the transaction is specified in dollars or shares
-  Signatures of all owners appear exactly as they are registered on the account

-  Any required medallion signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present, including such requirements for written requests



       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 17). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept third party          For: ABN AMRO Funds
                                  checks, which are checks made         A/C 140414
                                  payable to someone other than         FBO "ABN AMRO Fund Number"
                                  the Funds.                            "Your Account Number"
                                                                        include your name, account number, taxpayer identification number or social security number, address and the Fund(s)
                                                                        you wish to purchase in the wiring instructions.
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765
                                  Providence, RI 02940
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access."


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.


You can exchange shares from one ABN AMRO fund to another within the same class of shares (for example, from ABN AMRO Asian Tigers Fund to ABN AMRO Latin America Equity Fund). All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.


HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. This sale of your shares may be a taxable event for you.

ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                          which the account is registered and the dollar value or
P.O. BOX 9765                                                           number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents that may be required.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17.
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17.
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access." A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner.


WHAT IS A MEDALLION SIGNATURE GUARANTEE?

Medallion signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000.



A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.



The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Medallion signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered
                                         - Medallion signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Medallion signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Medallion signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Medallion signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. The NAV may change on days when Shareholders may not be able to purchase, redeem or exchange Shares.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent to the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
-  reject any purchase order
-  suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

REDEMPTION FEES

Both Funds in this prospectus can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, these Funds assess a 2% fee on redemptions (including exchanges) of fund shares held for less than 90 days.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Funds' long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401(k) plans are exempt from the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS

To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-8151.


DIVIDENDS

The following table shows the Funds' distribution schedule.


DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

                             DISTRIBUTION SCHEDULE

                FUNDS                                  DIVIDENDS
International Equity Funds               - Declared and paid annually, if any

                FUNDS                              CAPITAL GAINS DISTRIBUTION
International Equity Funds             - Distributed at least once a year, in December, if
                                       any

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE

ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.



ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.


SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS

ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.


DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


ABN AMRO ASIAN TIGERS FUND



                                                Ten Months     Year       Year       Year       Year       Year
                                                  Ended       Ended      Ended      Ended      Ended      Ended
                                                 10/31/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                ----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period            $     6.76   $  10.92   $   6.73   $   7.60   $  11.91   $  10.45
                                                ----------   --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.01      (0.03)        --       0.07       0.04       0.02
  Net realized and unrealized gain (loss) on
    investments                                      (1.77)     (4.13)      4.19      (0.93)     (4.32)      1.48
                                                ----------   --------   --------   --------   --------   --------
  Total from investment operations                   (1.76)     (4.16)      4.19      (0.86)     (4.28)      1.50
                                                ----------   --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS
  Distributions from and in excess of net
  investment income                                     --         --         --      (0.01)     (0.02)     (0.04)
  Distributions from net realized gain on
  investments                                           --         --         --         --      (0.01)     (0.02)
  Contribution (return) of capital                      --         --         --         --         --       0.02
                                                ----------   --------   --------   --------   --------   --------
  Total Distributions                                   --         --         --      (0.01)     (0.03)     (0.04)
                                                ----------   --------   --------   --------   --------   --------
Net increase (decrease) in net asset value           (1.76)     (4.16)      4.19      (0.87)     (4.31)      1.46
                                                ----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                  $     5.00   $   6.76   $  10.92   $   6.73   $   7.60   $  11.91
                                                ==========   ========   ========   ========   ========   ========
TOTAL RETURN(1)                                     (26.33)%   (38.10)%    62.26%    (11.37)%   (35.98)%    14.55%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)               $12,186    $18,135    $50,994    $28,202    $34,664    $33,602
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        2.07%      1.76%      1.62%      1.67%      1.60%      1.54%
  After reimbursement of expenses by
    Adviser(2)                                        2.07%      1.76%      1.62%      1.67%      1.60%      1.54%
Ratios of net investment income (loss) to
average of net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        0.12%     (0.14)%     0.01%      0.91%      0.50%      0.23%
  After reimbursement of expenses by
    Adviser(2)                                        0.12%     (0.14)%     0.01%      0.91%      0.50%      0.23%
Portfolio Turnover(1)                                39.75%     82.00%     83.00%     57.00%     42.00%     24.00%


(1)Not Annualized
(2)Annualized
(a)Per share was less than $0.005.
(b)The total return for the period ended December 31, 1996 includes the effect of capital contribution from an affiliate of the Adviser. Without the capital contribution, the total return would have been 14.36%.

ABN AMRO LATIN AMERICA EQUITY FUND



                                                Ten Months        Year       Year       Year       Year        Year
                                                  Ended          Ended      Ended      Ended      Ended        Ended
                                                 10/31/01       12/31/00   12/31/99   12/31/98   12/31/97   12/31/96(a)
                                                ----------      --------   --------   --------   --------   -----------
Net Asset Value, Beginning of Period            $    10.55      $  13.97   $   8.12   $  13.13   $  10.24    $  10.00
                                                ----------      --------   --------   --------   --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.01(a)      (0.03)      0.03       0.18       0.05       (0.02)
  Net realized and unrealized gain (loss) on
    investments                                      (2.66)(a)     (2.92)      5.83      (4.96)      3.54        0.26
                                                ----------      --------   --------   --------   --------    --------
  Total from investment operations                   (2.65)        (2.95)      5.86      (4.78)      3.59        0.24
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                     --            --      (0.01)     (0.15)     (0.03)         --
  Distributions from net realized gain on
  investments                                           --         (0.47)        --      (0.08)     (0.67)         --
                                                ----------      --------   --------   --------   --------    --------
  Total Distributions                                   --         (0.47)     (0.01)     (0.23)     (0.70)         --
                                                ----------      --------   --------   --------   --------    --------
Net increase (decrease) in net asset value           (2.65)        (3.42)      5.85      (5.01)      2.89        0.24
                                                ----------      --------   --------   --------   --------    --------
Net Asset Value, End of Period                  $     7.90      $  10.55   $  13.97   $   8.12   $  13.13    $  10.24
                                                ==========      ========   ========   ========   ========    ========
TOTAL RETURN(1)                                     (25.12)%      (21.07)%    72.41%    (36.33)%   (35.50)%      2.40%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $9,685       $21,105    $30,684    $17,993    $33,271     $11,490
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        2.24%         1.73%      1.88%      1.75%      1.50%       2.09%
  After reimbursement of expenses by
    Adviser(2)                                        2.24%         1.73%      1.88%      1.75%      1.50%       2.09%
Ratio of net investment income (loss) to
average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        0.12%        (0.18)%     0.34%      1.38%      0.56%      (0.55)%
  After reimbursement of expenses by
    Adviser(2)                                        0.12%        (0.18)%     0.34%      1.38%      0.56%      (0.55)%
Portfolio Turnover(1)                               300.21%       143.00%    145.00%     92.00%     45.00%      10.00%


(1)Not Annualized
(2)Annualized
(a)ABN AMRO Latin America Equity Fund commenced Investment operations on July 1, 1996.
(b)The selected per share data was calculated using the weighted average shares method for the period.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2002, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940


Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704


Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.



Investment Company Act File Number: 811-8004                        ABN-N-INT-02

     INSTITUTIONAL
     MONEY MARKET
     FUNDS

     CLASS I SHARES

MARCH 1, 2002

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC       -       Veredus Asset
Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund
ABN AMRO Money Market Fund
ABN AMRO Tax-Exempt Money Market Fund
ABN AMRO Treasury Money Market Fund

   [ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

          Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks                                                               3
    MONEY MARKET FUNDS
    ABN AMRO Government Money Market Fund                             3
    ABN AMRO Money Market Fund                                        4
    ABN AMRO Tax-Exempt Money Market Fund                             6
    ABN AMRO Treasury Money Market Fund                               8
FUND EXPENSES                                                        10
INVESTMENT TERMS                                                     11
MORE ABOUT ABN AMRO FUNDS                                            12
    RISK SUMMARY                                                     12
    OTHER INVESTMENT STRATEGIES                                      12
MANAGEMENT OF THE FUNDS                                              14
    THE ADVISER                                                      14
SHAREHOLDER INFORMATION                                              15
    Opening an Account: Buying Shares                                15
    Exchanging Shares                                                16
    Selling/Redeeming Shares                                         17
    Transaction Policies                                             20
    Account Policies and Dividends                                   20
    Additional Investor Services                                     21
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   22
FINANCIAL HIGHLIGHTS                                                 23
GENERAL INFORMATION                                             Back Cover


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-  money market fund yields will fluctuate

-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests 100% of its assets in U.S. government money market instruments (and repurchase agreements involving these instruments), such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

-  selects securities that:
  - are denominated in U.S. dollars

  - have high credit quality and minimal credit risk

  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions. INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Government Money Market Fund was reorganized into the Class I Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.


[BAR GRAPH]                CALENDAR YEAR TOTAL RETURN

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.89
1995                                                                             5.59
1996                                                                             5.08
1997                                                                             5.33
1998                                                                             5.24
1999                                                                             4.87
2000                                                                             6.08
2001                                                                             3.92


  Best quarter:          12/00   1.58%
  Worst quarter:         12/01   0.55%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Government & Agencies Retail Index. Previously, the Fund's returns were compared to the iMoneyNet Total Government Index. The Adviser believes that the iMoneyNet Government & Agencies Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                             Since
                      1 Year    5 Years    Inception
--------------------------------------------------------
ABN AMRO
  Government
  Money Market
  Fund:               3.92%      5.08%       4.78%
--------------------------------------------------------
iMoneyNet
  Total
  Government
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.60%      4.79%       4.52%
--------------------------------------------------------
iMoneyNet
  Government &
  Agencies
  Retail Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.53%      4.73%       4.44%
--------------------------------------------------------



(1)Fund's inception: January 4, 1993. iMoneyNet Total Government and iMoneyNet Government & Agencies Indices data computed from December 31, 1992.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.
INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Money Market Fund was reorganized into the Class I Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.97
1995                                                                             5.64
1996                                                                             5.41
1997                                                                             5.33
1998                                                                             4.98
1999                                                                             4.53
2000                                                                             6.21
2001                                                                             3.99


  Best quarter:          12/00  1.60%
  Worst quarter:         12/01  0.54%

MONEY MARKET FUNDS

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Index. Previously, the Fund's returns were compared to the iMoneyNet Taxable Index. The Adviser believes that the iMoneyNet First Tier Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                           Since
                   1 Year    5 Years    Inception(1)
 -------------------------------------------------------
 ABN AMRO Money
   Market Fund     3.99%      5.18%         4.85%
 -------------------------------------------------------
 iMoneyNet
   Taxable
   Index
   (reflects no
   deduction
   for fees,
   expenses, or
   taxes)          3.65%      4.86%         4.58%
 -------------------------------------------------------
 iMoneyNet
   First Tier
   Retail Index
   (reflects no
   deduction
   for fees,
   expenses, or
   taxes)          3.55%      4.78%         4.50%
 -------------------------------------------------------



(1)Fund's inception: January 4, 1993. iMoneyNet Taxable and iMoneyNet First Tier Retail Indices data computed from December 31, 1992.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and under normal conditions, at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.


The portfolio manager:
- emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Tax-Exempt Money Market Fund was reorganized into the Class I Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             2.50
1995                                                                             3.49
1996                                                                             3.14
1997                                                                             3.36
1998                                                                             3.21
1999                                                                             3.01
2000                                                                             3.87
2001                                                                             2.40


  Best quarter:           12/00   1.01%
  Worst quarter:          12/01   0.37%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet National Retail Index. Previously, the Fund's returns were compared to iMoneyNet Tax-Exempt Index. The Adviser believes that the iMoneyNet National Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                              Since
                      1 Year    5 Years    Inception(1)
-----------------------------------------------------------
ABN AMRO
  Tax-Exempt
  Money Market
  Fund                2.40%      3.17%         3.00%
-----------------------------------------------------------
iMoneyNet Tax
  Exempt Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              2.23%      2.91%         2.81%
-----------------------------------------------------------
iMoneyNet
  National
  Retail Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              2.24%      2.90%         2.78%
-----------------------------------------------------------



(1)Fund's inception: January 4, 1993. iMoneyNet Tax-Exempt and iMoneyNet National Retail Indices, data computed from December 31, 1992.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments and shares of money market funds that invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Treasury Money Market Fund was reorganized into the Class I Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.58
1995                                                                             5.28
1996                                                                             4.80
1997                                                                             4.97
1998                                                                             4.90
1999                                                                             4.63
2000                                                                             5.85
2001                                                                             3.69


  Best quarter:          12/00   1.53%
  Worst quarter:         12/01   0.47%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Treasury & Repo Retail Index. Previously, the Fund's returns were compared to iMoneyNet U.S. Treasury Index. The Adviser believes that the iMoneyNet Treasury & Repo Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN

                   (For the periods ended December 31, 2001)



                                              Since
                      1 Year    5 Years    Inception(1)
-----------------------------------------------------------
ABN AMRO
  Treasury
  Money Market
  Fund                3.69%      4.81%         4.47%
-----------------------------------------------------------
iMoneyNet U.S.
  Treasury
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.55%      4.52%         4.30%
-----------------------------------------------------------
iMoneyNet
  Treasury &
  Repo Retail
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.37%      4.61%         4.36%
-----------------------------------------------------------



(1)Fund's inception: January 4, 1993. iMoneyNet U.S. Treasury and iMoneyNet Treasury & Repo Retail Index data computed from December 31, 1992.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class I shares of ABN AMRO Funds, you do not incur any sales loads or exchange fees and no redemption fees.

Also, for all funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(1)                                                          FEES      EXPENSES    RATIO    WAIVERS   RATIO(2)
ABN AMRO Government Money Market                                 0.20%       0.18%     0.38%     (0.07)%    0.31%
ABN AMRO Money Market                                            0.35        0.23      0.58      (0.22)     0.36
ABN AMRO Tax-Exempt Money Market                                 0.35        0.20      0.55      (0.22)     0.33
ABN AMRO Treasury Money Market                                   0.35        0.21      0.56      (0.22)     0.34



(1)Each Fund offers two classes of shares that invest in the same portfolio of securities, Class I and Class S shares. Class I shares are not subject to a 12b-1 distribution fee and a shareholder service fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class S shares are offered in a separate prospectus.



(2)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2001. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table.


EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is based on net expenses for the first year and total annual fund operating expenses for the remaining years. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.



FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Government Money Market                               $32            $115            $206             $474
ABN AMRO Money Market                                           37             164             302              705
ABN AMRO Tax-Exempt Money Market                                34             154             285              668
ABN AMRO Treasury Money Market                                  35             157             291              680

Investment Terms




The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.


IMONEYNET FIRST TIER RETAIL INDEX: The iMoneyNet First Tier Retail Index includes only non-government retail funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Government Agency Securities, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes, and Asset Backed Commercial Paper.



IMONEYNET GOVERNMENT & AGENCIES RETAIL INDEX: The iMoneyNet Government & Agencies Retail Index includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Government Agency Securities and Repos, whether or not they are backed by U.S. Treasuries and government-backed floating rate notes.



IMONEYNET NATIONAL RETAIL INDEX: iMoneyNet National Retail Index consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free funds includes Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds - 6 months and less, Put Bonds - over 6 months, AMT Paper, and Other Tax-Free holdings.



IMONEYNET TREASURY & REPO RETAIL INDEX: The iMoneyNet Treasury & Repo Retail Index includes only retail government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.


MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD: A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.


                                                             CREDIT  FOREIGN    INTEREST  MANAGER MUNICIPAL      US
                                                                    SECURITIES    RATE            SECURITIES GOVERNMENT
                                                                                                               AGENCY
                                                                                                             SECURITIES

ABN AMRO Government Money Market Fund                          X                   X        X                    X
ABN AMRO Money Market Fund                                     X        X          X        X                    X
ABN AMRO Tax-Exempt Money Market Fund                          X                   X        X         X
ABN AMRO Treasury Money Market Fund                            X                   X        X


OTHER INVESTMENT STRATEGIES



The investment policies of ABN AMRO Treasury Money Market Fund and ABN AMRO Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Government Money Market Fund) of a Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, Funds may invest in securities issued by other investment companies, Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).


                                                             COMMERCIAL INVESTMENT  MUNICIPAL  REPURCHASE RULE 144A     U.S.
                                                               PAPER    COMPANIES  OBLIGATIONS AGREEMENTS SECURITIES GOVERNMENT
                                                                                                                     SECURITIES

ABN AMRO Government Money Market Fund                                                             XP                    XP
ABN AMRO Money Market Fund                                       X                                XP          X         XP
ABN AMRO Tax-Exempt Money Market Fund                            X         X           XP         XP          X
ABN AMRO Treasury Money Market Fund                                                               XP                    XP


P = components of a fund's principal investment strategy

Management of the Funds

THE ADVISER


The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager and investment experience and the management fee paid by each Fund.


ABN AMRO ASSET MANAGEMENT (USA) LLC.

ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2001, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Money Market Fund          Karen Van Cleave           Portfolio Manager of each Fund since January, 1994;
  ABN AMRO Government Money                                    Managing Director of the Adviser. She is a Managing
    Market Fund                                                Director of Chicago Capital and is a Portfolio Manager of
  ABN AMRO Treasury Money                                      the ABN AMRO/Chicago Capital Money Market Fund. Prior to
    Market Fund                                                1994 Ms. Van Cleave was a Vice President and Portfolio
                                                               Manager at Chemical Investment Group, Ltd. for three
                                                               years. Ms. Van Cleave earned her B.S. in Business
                                                               Administration from Boston University.
ABN AMRO Tax-Exempt Money           Steven L. Haldi            Portfolio Manager of the Fund since October, 1999;
    Market Fund                                                Managing Director of the Adviser. Before joining the
                                                               Adviser, Mr. Haldi worked for 15 years at First National
                                                               Bank of Chicago in the Fixed Income Portfolio Management
                                                               Group. Mr. Haldi holds an M.B.A. from Benedictine
                                                               University and a B.S. in Finance from Eastern Illinois
                                                               University.


                         FUND NAME                              GROSS MANAGEMENT FEE
ABN AMRO Government Money Market Fund                                  0.20%
ABN AMRO Money Market Fund                                             0.35%
ABN AMRO Tax-Exempt Money Market Fund                                  0.35%
ABN AMRO Treasury Money Market Fund                                    0.35%

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of these ABN AMRO Funds is $1,000,000.
- Balances can be aggregated to meet the minimum investment requires for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity
-  Initial minimum investment requirements may be waived:
  o for affiliates, Trustees and employees of the Advisers or their affiliated companies.
  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."


       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application                           check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 19). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or
                                  delays in processing your check.      Boston Safe Deposit & Trust
                                - We do not accept third party          ABA #01-10-01234
                                  checks, which are checks made         For: ABN AMRO Funds
                                  payable to someone other than         A/C 140414
                                  the Funds.                            FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                        Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.

       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                                                      - Instruct your bank (who may charge a fee) to wire or ACH
                                  Boston Safe Deposit & Trust           the amount of your investment.
                                  ABA #01-10-01234                    - Give the following wire/ACH information to your bank:
                                  For: ABN AMRO Funds
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                  ABN AMRO Funds
                                  P.O. Box 9765                         Include your name, account number, taxpayer identification
                                  Providence, RI 02940                  number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access".

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included
-  The amount of the transaction is specified in dollars or shares
-  Signatures of all owners appear exactly as they are registered on the account

-  Any required medallion signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present, including such requirements for written request.


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privileged is not designed for frequent trading and may be difficult to implement in times of drastic market changes.


HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.


You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.


ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                           DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      fund name, fund number, your account number, the
ABN AMRO FUNDS                                                          name(s) in which the account is registered and the
P.O. BOX 9765                                                           dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents
                                                                        that may be required.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19.
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).
                                                                      - The Funds reserve the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Funds make reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner


Medallion signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.


A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Medallion signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered
                                         - Medallion signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Medallion signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Medallion signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Medallion signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSION
Class I shares are intended for accounts with balances over the minimum initial investment. The Funds reserve the right to transfer your account to a different class if your balance (or aggregation of balances) consistently falls below the minimum initial investment.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. If accurate market quotations are not available, fair value prices may be determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, internet or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Purchase requests for the Funds (except ABN AMRO TAX-EXEMPT MONEY MARKET FUND) submitted to the Transfer Agent before 4:00 p.m. ET by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity will become effective at the net asset value determined as of 5:00 p.m. ET and will be entitled to receive the dividend declared on that same business day. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
-  reject any purchase order
-  suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING

Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS

To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-8151.


DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains if any at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

Dividends Distributions and Taxes


Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.



Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.



Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


ABN AMRO GOVERNMENT MONEY MARKET FUND



                                                      Ten Months        Year       Year       Year       Year       Year
                                                        Ended          Ended      Ended      Ended      Ended      Ended
                                                       10/31/01       12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                      ----------      --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                  $     1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ----------      --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment income                                     0.04          0.06       0.05       0.05       0.05       0.05
                                                      ----------      --------   --------   --------   --------   --------
  Less distributions from net investment income            (0.04)        (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                      ----------      --------   --------   --------   --------   --------
Net Asset Value, End of Period                        $     1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ==========      ========   ========   ========   ========   ========
TOTAL RETURN(1)                                             3.57%         6.08%      4.87%      5.24%      5.33%      5.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $611,611      $589,752   $464,520   $396,797   $255,259   $256,392
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)            0.38%         0.41%      0.41%      0.42%      0.40%      0.44%
  After reimbursement of expenses by Adviser(2)             0.31%         0.33%      0.33%      0.35%      0.32%      0.44%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser(2)            4.14%         5.84%      4.70%      5.04%      5.13%      4.96%
  After reimbursement of expenses by Adviser(2)             4.21%         5.92%      4.78%      5.12%      5.21%      4.96%


(1)Not Annualized
(2)Annualized

ABN AMRO MONEY MARKET FUND



                                                    Ten Months     Year        Year        Year       Year           Year
                                                      Ended       Ended       Ended       Ended      Ended          Ended
                                                     10/31/01    12/31/00    12/31/99    12/31/98   12/31/97       12/31/96
                                                    ----------   --------    --------    --------   --------       --------
Net Asset Value, Beginning of Period                $     1.00   $   1.00   $     1.00   $   1.00   $   1.00       $   1.00
                                                    ----------   --------   ----------   --------   --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.04       0.06         0.05       0.05       0.05           0.05
                                                    ----------   --------   ----------   --------   --------       --------
  Less distributions from net investment income          (0.04)     (0.06)       (0.05)     (0.05)     (0.05)         (0.05)
                                                    ----------   --------   ----------   --------   --------       --------
Net Asset Value, End of Period                      $     1.00   $   1.00   $     1.00   $   1.00   $   1.00       $   1.00
                                                    ==========   ========   ==========   ========   ========       ========
TOTAL RETURN(1)                                           3.65%      6.21%        4.98%      5.33%      5.41%          5.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $1,672    $44,274   $1,138,123   $941,295   $737,736       $598,715
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)          0.58%      0.56%        0.55%      0.56%      0.56%          0.58%
  After reimbursement of expenses by Adviser(2)           0.36%      0.33%        0.32%      0.33%      0.32%          0.43%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser(2)          4.17%      5.58%        4.65%      4.98%      5.05%          4.87%
  After reimbursement of expenses by Adviser(2)           4.39%      5.81%        4.88%      5.21%      5.29%          5.02%


(1)Not Annualized
(2)Annualized

ABN AMRO TAX-EXEMPT MONEY MARKET FUND



                                                      Ten Months     Year       Year       Year       Year       Year
                                                        Ended       Ended      Ended      Ended      Ended      Ended
                                                       10/31/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                      ----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ----------   --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.02       0.04       0.03       0.03       0.03       0.03
                                                      ----------   --------   --------   --------   --------   --------
  Less distributions from net investment income            (0.02)     (0.04)     (0.03)     (0.03)     (0.03)     (0.03)
                                                      ----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                        $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ==========   ========   ========   ========   ========   ========
TOTAL RETURN(1)                                             2.17%      3.87%      3.01%      3.21%      3.36%      3.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $434,372   $416,864   $284,455   $272,834   $250,260   $187,629
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)            0.55%      0.55%      0.58%      0.56%      0.57%      0.56%
  After reimbursement of expenses by Adviser(2)             0.33%      0.32%      0.35%      0.35%      0.33%      0.40%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser(2)            2.38%      3.57%      2.73%      2.95%      3.08%      2.94%
  After reimbursement of expenses by Adviser(2)             2.60%      3.80%      2.96%      3.17%      3.32%      3.10%


(1)Not Annualized
(2)Annualized

ABN AMRO TREASURY MONEY MARKET FUND



                                                      Ten Months     Year       Year       Year       Year       Year
                                                        Ended       Ended      Ended      Ended      Ended      Ended
                                                       10/31/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                      ----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ----------   --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.03       0.06       0.05       0.05       0.05       0.05
                                                      ----------   --------   --------   --------   --------   --------
  Less distributions from net investment income            (0.03)     (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                      ----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                        $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ==========   ========   ========   ========   ========   ========
TOTAL RETURN(1)                                             3.40%      5.85%      4.63%      4.90%      4.97%      4.80%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $246,473   $219,437   $327,906   $328,222   $188,761   $156,455
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)            0.56%      0.58%      0.59%      0.59%      0.57%      0.59%
  After reimbursement of expenses by Adviser(2)             0.34%      0.35%      0.36%      0.37%      0.33%      0.44%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser(2)            3.76%      5.44%      4.30%      4.58%      4.62%      4.55%
  After reimbursement of expenses by Adviser(2)             3.98%      5.67%      4.53%      4.79%      4.86%      4.70%


(1)Not Annualized
(2)Annualized

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2002, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004                        ABN-I-MMF-02

MARCH 1, 2002

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC       -       Veredus Asset
Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

 CLASS I SHARES

 INSTITUTIONAL
 FUNDS

EQUITY FUNDS

ABN AMRO/Chicago Capital Growth Fund
ABN AMRO/Veredus Aggressive Growth Fund
Montag & Caldwell Growth Fund

BALANCED FUNDS

ABN AMRO/Chicago Capital Balanced Fund
Montag & Caldwell Balanced Fund

FIXED INCOME FUND

ABN AMRO/Chicago Capital Bond Fund

   [ABN AMRO ASSET MANAGEMENT LOGO]


          Thank you for your interest in ABN AMRO Funds. This prospectus pertains only to Class I shares of ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Balanced Fund, Montag & Caldwell Balanced Fund and ABN AMRO/Chicago Capital Bond Fund, members of the ABN AMRO Funds family.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page
CATEGORIES OF ABN AMRO FUNDS                                          3
FUND SUMMARIES                                                        3
Investment Objectives, Principal Investment Strategies and
  Risks                                                               4
    EQUITY FUNDS                                                      4
    ABN AMRO/Chicago Capital Growth Fund                              4
    ABN AMRO/Veredus Aggressive Growth Fund                           6
    Montag & Caldwell Growth Fund                                     8
    BALANCED FUNDS                                                   10
    ABN AMRO/Chicago Capital Balanced Fund                           10
    Montag & Caldwell Balanced Fund                                  12
    FIXED INCOME FUND                                                14
    ABN AMRO/Chicago Capital Bond Fund                               14
FUND EXPENSES                                                        16
INVESTMENT TERMS                                                     17
MORE ABOUT ABN AMRO FUNDS                                            19
    RISK SUMMARY                                                     19
    OTHER INVESTMENT STRATEGIES                                      20
MANAGEMENT OF THE FUNDS                                              22
    THE ADVISERS                                                     22
    Chicago Capital Management, Inc.                                 22
    Montag & Caldwell, Inc.                                          23
    Veredus Asset Management LLC                                     23
SHAREHOLDER INFORMATION                                              24
    Opening an Account: Buying Shares                                24
    Exchanging Shares                                                25
    Selling/Redeeming Shares                                         26
    Transaction Policies                                             29
    Account Policies and Dividends                                   30
    Additional Investor Services                                     31
    Portfolio Transactions and Brokerage Commissions                 31
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   32
FINANCIAL HIGHLIGHTS                                                 33
GENERAL INFORMATION                                             Back Cover

Categories of ABN AMRO Funds


ABN AMRO Funds is a no-load, open-end management investment company which consists of 27 separate investment portfolios, including equity, balanced, fixed income and money market funds; 6 of the portfolios are offered in this prospectus. In addition, other money market funds are offered under a separate prospectus.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
-  capital appreciation and current income
-  balanced diversified investment

-  a long-term investment


FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income. The obligations are generally secured by the assets of the issuer.

WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS
Fixed income funds may be appropriate if you want:
-  regular income
-  less volatility than equity funds
-  portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

EQUITY FUNDS: LARGE CAP

ABN AMRO/Chicago Capital Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity
-  market capitalization over $3 billion

The portfolio manager also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The Fund may also invest in convertible securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.


ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See pages 19 to 21 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

EQUITY FUNDS: LARGE CAP

FUND PERFORMANCE



The bar chart shows the Fund's performance from the recent calendar year. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2001                                                                            -12.91


  Best quarter:          12/01    16.35%
  Worst quarter:          9/01   -17.64%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index and the Lipper Large-Cap Growth Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                       Since
                         1 Year     Inception(1)
----------------------------------------------------
ABN AMRO/Chicago
  Capital Growth
  Fund:
  Return Before
    Taxes                -12.91%       -8.28%
  Return After
    Taxes on
    Distributions        -12.94%       -9.70%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -7.82%       -6.46%
----------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)              -11.88%      -13.28%
----------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)              -23.87%      -28.42%
----------------------------------------------------



(1)Fund inception and index data computed from July 31, 2000.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: SMALL CAP

ABN AMRO/Veredus Aggressive Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a small-cap company as one having a market capitalization of less than $1.5 billion. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:

-  expanding unit volume growth
-  increasing profit margins
-  significant new product development efforts
-  returns in excess of their cost of capital


The portfolio manager may also invest in mid-cap equity securities. The Adviser defines a mid-cap company as one having market capitalizations of $1.5 to $9 billion.


To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.


VOLATILITY RISK: A diversified portfolio, which invests in a fewer number of different stocks than funds with greater numbers of stocks, may experience larger price swings.


MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 19 to 21 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

EQUITY FUNDS: SMALL CAP

FUND PERFORMANCE*

The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                            112.57
2000                                                                             30.18
2001                                                                            -13.16


  Best quarter:          12/99    44.67%
  Worst quarter:          9/98   -22.60%



**The returns shown are for Class N Shares that are not offered in this prospectus. Class I Shares commenced operations on October 5, 2001 and therefore do not yet have a calendar year of operations. Class I Shares would have substantially similar annual returns because Class N Shares and Class I Shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N Shares and Class I Shares do not have the same expenses.



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index, the Russell 2000 Growth Index and the Lipper Small-Cap Growth Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                       Since
                         1 Year     Inception(1)
----------------------------------------------------
ABN AMRO/Veredus
  Aggressive
  Growth Fund:
  Return Before
    Taxes                -13.16%       30.02%
  Return After
    Taxes on
    Distributions        -13.16%       26.32%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -8.02%       23.31%
----------------------------------------------------
Russell 2000
  Index (reflects
  no deduction
  for fees,
  expenses, or
  taxes)                   2.49%        3.27%
----------------------------------------------------
Russell 2000
  Growth Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)               -9.23%       -0.95%
----------------------------------------------------
Lipper Small-Cap
  Growth Fund
  Index (reflects
  no deduction
  for fees,
  expenses, or
  taxes)                 -12.75%        5.72%
----------------------------------------------------


(1)Fund inception and Index data computed from June 30, 1998.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EQUITY FUNDS: LARGE CAP

Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 19 to 21 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

EQUITY FUNDS: LARGE CAP

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1997                                                                             32.17
1998                                                                             32.26
1999                                                                             22.90
2000                                                                             -7.07
2001                                                                            -13.11


  Best quarter:          12/98    27.08%
  Worst quarter:          3/01   -15.53%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index, the Lipper Large-Cap Growth Fund Index and the Lipper Large-Cap Core Fund Index. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2001)



                                                  Since
                         1 Year     5 Years    Inception(1)
---------------------------------------------------------------
ABN AMRO/Montag &
  Caldwell Growth
  Fund:
  Return Before
    Taxes                -13.11%     11.65%        13.42%
  Return After
    Taxes on
    Distributions        -13.32%     10.61%        12.41%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -7.99%      9.73%        11.28%
---------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -11.88%     10.70%        11.91%
---------------------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -23.87%      7.50%         8.59%
---------------------------------------------------------------
Lipper Large-Cap
  Core Fund Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -12.83%      9.59%        10.58%
---------------------------------------------------------------



(1)Fund's inception: November 2, 1994. S&P 500 Index, Lipper Large-Cap Growth Fund Index and Lipper Large-Cap Core Fund Index data computed from October 31, 1994.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BALANCED FUNDS

ABN AMRO/Chicago Capital Balanced Fund

                     (not currently available for purchase)


INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally invests between 40% and 70% of its assets in equity securities and between 30% and 60% in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio. The portfolio manager can invest in either dividend paying or non-dividend paying equity securities that offer growth or income potential.

Asset allocation varies according to the portfolio manager's assessment of which asset class offers the greatest potential for growth. The portfolio manager will diversify the Fund's investments among a variety of industries.

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity
-  market capitalization over $3 billion

The portfolio manager also considers the quality of company management and the strength of its position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing primarily investment grade fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund may also invest in below investment grade securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national rating agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.



PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.

BALANCED FUNDS

                     (not currently available for purchase)


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 19 to 21 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

FUND PERFORMANCE*

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1996                                                                       16.56
1997                                                                       20.91
1998                                                                       25.13
1999                                                                       12.89
2000                                                                        5.47
2001                                                                       -6.14


  Best quarter:          12/98   14.75%
  Worst quarter:          9/01   -9.53%



*The returns shown are for Class N Shares that are not offered in this prospectus. Class I Shares are currently not available for purchase. Class I Shares would have substantially similar annual returns because Class N Shares and Class I Shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N Shares and Class I Shares do not have the same expenses.



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lipper Balanced Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                               Since
                                      1 Year     5 Years    Inception(1)
----------------------------------------------------------------------------
ABN AMRO/Chicago Capital
  Balanced Fund:
  Return Before Taxes                  -6.14%    11.07%        12.29%
  Return After Taxes on
    Distributions                      -7.59%     8.97%        10.24%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                        -3.24%     8.53%         9.56%
----------------------------------------------------------------------------
S&P 500 Index                         -11.88%    10.70%        13.17%
----------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index (reflects no deduction
  for fees, expenses, or
  taxes)                                8.44%     7.43%         7.22%
----------------------------------------------------------------------------
60% S&P 500 Index/40% Lehman
  Brothers Aggregate Bond
  Index (reflects no deduction
  for taxes, expenses or fees)         -3.75%     9.39%        10.79%
----------------------------------------------------------------------------
Lipper Balanced Fund Index
  (reflects no deduction for
  fees, expenses, or taxes)            -3.24%     8.37%         9.52%
----------------------------------------------------------------------------



(1)Fund's inception: September 21, 1995. S&P 500 Index, Lehman Brothers Aggregate Bond Index, 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index and Lipper Balanced Fund Index data computed from September 30, 1995.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BALANCED FUNDS

Montag & Caldwell Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
-  U.S. government securities
-  corporate bonds normally rated A or better
-  mortgage/asset-backed securities
-  money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 19 to 21 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

BALANCED FUNDS

FUND PERFORMANCE

The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                             13.10
2000                                                                             -0.55
2001                                                                             -5.27


  Best quarter:          12/99   10.80%
  Worst quarter:          3/01   -9.09%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of S&P 500 Index, Lehman Brothers Government Credit Bond Index, 60% S&P 500 Index/40% Lehman Brothers Government Credit Bond Index and the Lipper Balanced Fund Index. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                    Since
                                      1 Year     Inception(1)
-----------------------------------------------------------------
Montag & Caldwell Balanced
  Fund:
  Return Before Taxes                  -5.27%        2.14%
  Return After Taxes on
    Distributions                      -6.11%        0.79%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                        -3.23%        1.33%
-----------------------------------------------------------------
S&P 500 Index (reflects no
  deduction for fees,
  expenses, or taxes)                 -11.88%       -1.03%
-----------------------------------------------------------------
Lehman Brothers Government
  Credit Bond Index (reflects
  no deduction for fees,
  expenses, or taxes)                   8.50%        5.90%
-----------------------------------------------------------------
60% S&P 500 Index/40% Lehman
  Brothers Government Credit
  Bond Index (reflects no
  deduction for fees,
  expenses, or taxes)                  -3.72%        1.74%
-----------------------------------------------------------------
Lipper Balanced Fund Index
  (reflects no deduction for
  fees, expenses, or taxes)            -3.24%        2.59%
-----------------------------------------------------------------


(1)Fund inception and Index data computed from December 31, 1998.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIXED INCOME FUND

ABN AMRO/Chicago Capital Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/ reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund may also invest in below investment grade securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national rating agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.



PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.


See pages 19 to 21 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

FIXED INCOME FUND

FUND PERFORMANCE



The bar chart shows the Fund's performance from the recent calendar year. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2001                                                                             7.73


  Best quarter:          9/01    4.16%
  Worst quarter:        12/01    0.10%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2001)



                                                   Since
                                      1 Year    Inception(1)
----------------------------------------------------------------
Chicago Capital Bond Fund:
  Return Before Taxes                 7.73%        9.89%
  Return After Taxes on
    Distributions                     5.14%        7.06%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                       4.66%        6.50%
----------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index
  (reflects no deduction for
    taxes, expenses or fees)          8.44%       10.61%
----------------------------------------------------------------
Lipper Intermediate Investment
  Grade Debt Fund Index
  (reflects no deduction for
    taxes, expenses or fees)          8.22%       10.28%
----------------------------------------------------------------



(1)Fund's inception and index data computed from July 31, 2000.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads and generally no exchange fees or redemption fees.

Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(1)                                                          FEES      EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO/Chicago Capital Growth                                  0.70%       0.14%     0.84%        --      0.84%
ABN AMRO/Veredus Aggressive Growth                               1.00        0.16      1.16      (0.04)%    1.12(2)
Montag & Caldwell Growth                                         0.67        0.10      0.77         --      0.77
Montag & Caldwell Balanced                                       0.75        0.12      0.87         --      0.87
ABN AMRO/Chicago Capital Balanced                                0.70        0.12      0.82         --      0.82
ABN AMRO/Chicago Capital Bond                                    0.55        0.16      0.71      (0.22)     0.49(2)


(1)Each Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.


(2)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses incurred during the fiscal year ended October 31, 2001, except for ABN AMRO/Veredus Aggressive Growth Fund and ABN AMRO/Chicago Capital Balanced Fund which are estimated expenses for the current fiscal year. The Advisers are contractually obligated to waive management fees and/or reimburse expenses for one year ending December 31, 2002 at the rates shown in the table.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO/Chicago Capital Growth                                $ 86           $268            $466            $1,037
ABN AMRO/Veredus Aggressive Growth                              114(1)         365             N/A               N/A
Montag & Caldwell Growth                                         79            246             428               954
Montag & Caldwell Balanced                                       89            278             482             1,073
ABN AMRO/Chicago Capital Balanced                                84            262             N/A               N/A
ABN AMRO/Chicago Capital Bond                                    50(1)         205             373               862



(1)The first year example is based on net expenses. Remaining years are based on total annual fund operating expenses.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks that are issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.


MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).


MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MORTGAGE-BACKED SECURITIES. Securities backed by Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 2000 INDEX. An unmanaged Index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. Comprised of securities in The Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.

SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization and/or market float of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.


STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                           BELOW    CREDIT GROWTH INTEREST ISSUER LIQUIDITY MANAGER MARKET    MID-    PORTFOLIO
                                         INVESTMENT        STOCK    RATE                                      CAP      TURNOVER
                                           GRADE                                                            COMPANY
                                         SECURITIES

    ABN AMRO/Chicago Capital Growth Fund     X        X      X       X       X                 X      X
    ABN AMRO/Veredus Aggressive Growth
      Fund                                                   X                        X        X      X        X          X
    Montag & Caldwell Growth Fund                            X                                 X      X
    ABN AMRO/Chicago Capital Balanced
      Fund                                   X        X      X       X       X        X        X      X
    Montag & Caldwell Balanced Fund                   X      X       X       X                 X      X
    ABN AMRO/Chicago Capital Bond Fund       X        X              X       X        X        X

                                         PREPAYMENT       SMALL-      VOLATILITY
                                                           CAP
                                                         COMPANY

    ABN AMRO/Chicago Capital Growth
    ABN AMRO/Veredus Aggressive Grow
      Fund                                                  X              X
    Montag & Caldwell Growth Fund
    ABN AMRO/Chicago Capital Balance
      Fund                                    X
    Montag & Caldwell Balanced Fund           X
    ABN AMRO/Chicago Capital Bond Fu          X


ADDITIONAL RISKS

DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO/Chicago Capital Bond Fund relating to the type of securities in which 80% of the Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in our Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.

ADRS/EDRS
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The Funds have no intention of investing in unsponsored ADRs or EDRs.
Although ADRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs or EDRs rather than directly in stock of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.
Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

FIXED INCOME SECURITIES
The equity funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market price for such securities which can fluctuate.

More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

OTHER INVESTMENT STRATEGIES


                                               ADRS/EDRS  ASSET/MORTGAGE    BELOW     CMOS  COMMERCIAL  CORPORATE  CONVERTIBLE
                                                             - BACKED     INVESTMENT          PAPER       BONDS    SECURITIES
                                                            SECURITIES      GRADE              AND
                                                                          SECURITIES        SECURITIES
                                                                            (JUNK               OF
                                                                            BONDS)            OTHER
                                                                                            INVESTMENT
                                                                                            COMPANIES

    ABN AMRO/Chicago Capital Growth Fund           X            X             X        X        X           X          XP
    ABN AMRO/Veredus Aggressive Growth Fund        X                                            X                       X
    Montag & Caldwell Growth Fund                  X                                            X           X          X P
    ABN AMRO/Chicago Capital Balanced Fund         X           X P            X        X        X          X P         X P
    Montag & Caldwell Balanced Fund                X            X             X        X        X          X P         X P
    ABN AMRO/Chicago Capital Bond Fund                         X P            X        X        X          X P          X

                                               DEBENTURES   DERIVATIVES    EQUITY      FIXED     PREFERRED   REPURCHASE     RULE
                                                   AND       (OPTIONS,   SECURITIES    INCOME      STOCKS    AGREEMENTS     144A
                                               CONVERTIBLE   FORWARDS,               SECURITIES                          SECURITIES
                                               DEBENTURES    FUTURES,
                                                              SWAPS)

    ABN AMRO/Chicago Capital Growth Fund           X             X          X P          X          X P          X           X
    ABN AMRO/Veredus Aggressive Growth Fund        X             X          X P                      X           X           X
    Montag & Caldwell Growth Fund                  X             X          X P          X           X           X           X
    ABN AMRO/Chicago Capital Balanced Fund         X             X          X P         X P         X P          X           X
    Montag & Caldwell Balanced Fund                X             X          X P         X P          X           X           X
    ABN AMRO/Chicago Capital Bond Fund             X             X                      X P                      X           X

                                                  U.S.
                                               GOVERNMENT
                                               SECURITIES

    ABN AMRO/Chicago Capital Growth Fund           X
    ABN AMRO/Veredus Aggressive Growth Fund        X
    Montag & Caldwell Growth Fund                  X
    ABN AMRO/Chicago Capital Balanced Fund        X P
    Montag & Caldwell Balanced Fund               X P
    ABN AMRO/Chicago Capital Bond Fund            X P


P = components of a fund's principal investment strategy

Management of the Funds

THE ADVISERS

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the gross management fee paid by each Fund.

CHICAGO CAPITAL MANAGEMENT, INC.

Chicago Capital Management, Inc. is the Adviser to several ABN AMRO Funds and is located at 161 N. Clark Street, Chicago, Illinois 60601. As of December 31, 2001, Chicago Capital Management manages approximately $6.0 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital Management is a member of the ABN AMRO group of companies.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO/Chicago Capital Growth     Bernard F. Myszkowski,     Portfolio Manager of the Fund since September 1999;
  Fund                              CFA                        Executive Vice President and Chief Equity Officer;
                                                               associated with Chicago Capital and its affiliates since
                                                               1969. He has been a member of the Equity Investment
                                                               Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private family
                                                               accounts since 1973. Mr. Myszkowski received an MBA from
                                                               Northwestern University in 1971.
                                    Richard S. Drake, CFA      Portfolio Manager of the Fund since February 2000; Senior
                                                               Managing Director; Director of Equity Research and
                                                               Portfolio Manager; associated with Chicago Capital since
                                                               January 2000. Mr. Drake has 17 years of investment
                                                               experience; he previously held a senior investment
                                                               management position with Duff & Phelps Investment
                                                               Management, Inc. from 1995-1999. Mr. Drake received his
                                                               MBA from the Kellogg Graduate School of Management at
                                                               Northwestern University.
ABN AMRO/Chicago Capital Balanced   Bernard F. Myszkowski,     Portfolio Manager of the Fund since September 1999;
  Fund                              CFA                        Executive Vice President and Chief Equity Officer;
                                                               associated with Chicago Capital and its affiliates since
                                                               1969. He has been a member of the Equity Investment
                                                               Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private family
                                                               accounts since 1973. Mr. Myszkowski received an MBA from
                                                               Northwestern University in 1971.

                                    Thomas J. Marthaler, CFA   Portfolio Manager since the Fund's inception in 1995;
                                                               Senior Managing Director; associated with Chicago Capital
                                                               and its affiliates since 1981. He has managed fixed income investment portfolios since 1984. Mr. Marthaler has an MBA from Loyola University.

ABN AMRO/Chicago Capital Bond Fund  Thomas J. Marthaler, CFA   Portfolio Manager since the Fund's inception in 1993;
                                                               Senior Managing Director; associated with Chicago Capital
                                                               and its affiliates since 1981. He has managed fixed income investment portfolios since 1984. Mr. Marthaler received
                                                               an MBA from Loyola University.


                 FUND NAME                      GROSS MANAGEMENT FEE
ABN AMRO/Chicago Capital Growth Fund                   0.70%
ABN AMRO/Chicago Capital Bond Fund                     0.55%
ABN AMRO/Chicago Capital Balanced Fund                 0.70%

MONTAG & CALDWELL, INC.


Montag & Caldwell, Inc. is the Adviser to MONTAG & CALDWELL GROWTH FUND and MONTAG & CALDWELL BALANCED FUND and is located at 3455 Peachtree Road N.E., Suite 1200, Atlanta, Georgia 30326. The firm was founded in 1945 and is a member of the ABN AMRO group of companies. As of December 31, 2001, Montag & Caldwell managed approximately $24 billion in assets.



FUND NAME                           PORTFOLIO MANAGER          INVESTMENT EXPERIENCE
Montag & Caldwell                   Ronald E. Canakaris, CIC,  Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund                       CFA                        President, Chief Executive Officer and Chief Investment
Montag & Caldwell                                              Officer of Montag & Caldwell. He has been with the firm
  Balanced Fund                                                since 1972 and is responsible for developing the firm's
                                                               investment process. He has a BS and BA from the University of Florida.


FUND NAME                      MANAGEMENT FEE
Montag & Caldwell
  Growth Fund           First $800             0.80%
                          million
                        Over $800 million      0.60%
Montag & Caldwell
  Balanced Fund                                0.75%

VEREDUS ASSET MANAGEMENT LLC

Veredus Asset Management is the Adviser to ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is a member of the ABN AMRO group of companies. As of December 31, 2001, Veredus managed approximately $1.1 billion in assets. The Fund pays Veredus an annual management fee of 1.00% of its average daily net assets.



FUND NAME                           PORTFOLIO MANAGER          INVESTMENT EXPERIENCE
ABN AMRO/Veredus Aggressive Growth  B. Anthony Weber           Portfolio Manager since the Fund's inception in 1998;
  Fund                                                         President and Chief Investment Officer of Veredus Asset
                                                               Management LLC. He leads the team that is responsible for
                                                               the day-to-day management of the Fund. Mr. Weber was
                                                               President and Senior Portfolio Manager of SMC Capital,
                                                               Inc. from 1993-1998. He has 18 years of investment
                                                               management experience. He received a BA from Centre
                                                               College of Kentucky.

                                    Charles P. McCurdy, Jr.,   Portfolio Manager of the Fund since February 2000;
                                    CFA                        Executive Vice President of Veredus Asset Management LLC,
                                                               since 1998. Formerly employed by SMC Capital, Inc. from
                                                               1994-1998, Stock Yards Bank and Trust and Citizens
                                                               Fidelity Capital Management. He received his BS from the
                                                               University of Louisville in 1984.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of each Fund are as follows:
  o  Montag & Caldwell Growth Fund: $5 million
  o  ABN AMRO/Chicago Capital Growth Fund: $5 million
  o  ABN AMRO/Veredus Aggressive Growth Fund: $2 million
  o  Montag & Caldwell Balanced Fund: $1 million
  o  ABN AMRO/Chicago Capital Balanced Fund: $5 million
  o  ABN AMRO/Chicago Capital Bond Fund: $2 million
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity
-  Minimum initial investment requirements may be waived:
  o for affiliates, Trustees and employees of the Advisers or their affiliated companies
  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included
-  The amount of the transaction is specified in dollars or shares
-  Signatures of all owners appear exactly as they are registered on the account

-  Any required medallion signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present, including such requirements for written requests



                                                                                          TO ADD TO AN ACCOUNT
       BUYING SHARES                    TO OPEN AN ACCOUNT                      (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 28). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or
                                  delays in processing your check.      Boston Safe Deposit & Trust
                                - We do not accept third party          ABA #01-10-01234
                                  checks, which are checks made         For: ABN AMRO Funds
                                  payable to someone other than         A/C 140414
                                  the Funds.                            FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                        Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.

                                                                                          TO ADD TO AN ACCOUNT
       BUYING SHARES                    TO OPEN AN ACCOUNT                      (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                                                      - Instruct your bank (who may charge a fee) to wire or ACH
                                  Boston Safe Deposit & Trust           the amount of your investment.
                                  ABA #01-10-01234                    - Give the following wire/ACH information to your bank:
                                  For: ABN AMRO Funds
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                  ABN AMRO Funds
                                  P.O. Box 9765                         Include your name, account number, taxpayer identification
                                  Providence, RI 02940                  number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail' above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access".


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you.


You can exchange shares from one ABN AMRO Fund to another within the same class of shares. (For example, from ABN AMRO/Chicago Capital Growth Fund to ABN AMRO/Chicago Capital Balanced Fund.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.


The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order".

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.


       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                          which the account is registered and the dollar value or
P.O. BOX 9765                                                           number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents that may be required.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 28).
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 28).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may incur from telephone requests.

       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access". A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 28).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days

- you are selling more than $50,000 worth of shares (except for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund)

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner


Medallion signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchange Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.


A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered
general partner         - Medallion signature guarantee, if applicable (see above)
accounts
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered
                        - Medallion signature guarantee, if applicable (see above)
Owners or trustees      - Letter of instruction
  of trust accounts     - On the letter, the signature of the trustee(s)
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - Medallion signature guarantee, if applicable (see above)
Joint tenancy           - Letter of instruction signed by the surviving tenant
shareholders whose      - Copy of death certificate
co-tenants are          - Medallion signature guarantee, if applicable (see above)
decease
Executors of            - Letter of instruction signed by executor
  shareholder           - Copy of order appointing executor
  estates               - Medallion signature guarantee, if applicable (see above)
Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form.


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSIONS
Generally, Class I Shares will remain Class I Shares for the life of the account. However, if the balance in Class I Shares falls below the minimum initial investment requirement due to redemptions, ABN AMRO Funds reserves the right to convert the shares to Class N Shares of the same Fund.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.



Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserve the right to:
-  reject any purchase order;
-  suspend the offering of fund shares;
- change the initial and additional investment minimums or to waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Funds are designed for long term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS


ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-8151.

DIVIDENDS
The following table shows the Funds' distribution schedule.

                             DISTRIBUTION SCHEDULE

FUNDS                   DIVIDENDS                               CAPITAL GAINS DISTRIBUTION
ABN AMRO/Chicago        - Declared and paid quarterly           - Generally distributed at least once a year in December
Capital Growth Fund
ABN AMRO/Veredus
Aggressive Growth
Fund
Montag & Caldwell
Growth Fund
Montag & Caldwell
Balanced Fund
ABN AMRO/Chicago
Capital Balanced
Fund
ABN AMRO/Chicago        - Declared and paid monthly             - Generally distributed at least once a year in December
Capital Bond Fund

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of a fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide the ABN AMRO Funds with the complete and correct taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. The information for periods ended prior to October 31, 2001 has been audited by KPMG LLP, whose reports expressed an unqualified opinion of the financial highlights. Class I shares of ABN AMRO/Chicago Capital Balanced Fund had not commenced operations as of October 31, 2001.


ABN AMRO/CHICAGO CAPITAL GROWTH FUND



                                                                Year       Period
                                                               Ended        Ended
                                                              10/31/01   10/31/00(a)
                                                              --------   -----------
Net Asset Value, Beginning of Period                          $  30.89   $     28.60
                                                              --------   -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.02            --
  Net realized and unrealized gain (loss) on investments         (7.38)         2.29
                                                              --------   -----------
  Total from investment operations                               (7.36)         2.29
                                                              --------   -----------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income         --            --
  Distributions from net realized gain on investments            (3.08)           --
                                                              --------   -----------
  Total distributions                                            (3.08)           --
                                                              --------   -----------
Net increase (decrease) in net asset value                      (10.44)         2.29
                                                              --------   -----------
Net Asset Value, End of Period                                $  20.45   $     30.89
                                                              ========   ===========
Total Return(1)                                                 (25.78)%        8.01%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                           $43,362       $50,577
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                  0.84%         0.83%
  After reimbursement of expenses by Adviser(2)                   0.84%         0.83%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                  0.07%         0.06%
  After reimbursement of expenses by Adviser(2)                   0.07%         0.06%
Portfolio Turnover(1)                                            17.22%        25.73%


(1)Not annualized
(2)Annualized
(a)ABN AMRO/Chicago Capital Growth Fund -- Class I commenced investment operations on July 31, 2000.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND



                                                                Period
                                                                 Ended
                                                              10/31/01(a)
                                                              -----------
Net Asset Value, Beginning of Period                           $   17.88
                                                               ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        --
  Net realized and unrealized loss on investments                  (0.32)
                                                               ---------
  Total from investment operations                                 (0.32)
                                                               ---------
LESS DISTRIBUTIONS:
  Distributions from net realized gain on investments                 --
                                                               ---------
  Total Distributions                                                 --
                                                               ---------
Net decrease in net asset value                                    (0.32)
                                                               ---------
Net Asset Value, End of Period                                 $   17.56
                                                               =========
TOTAL RETURN(1)                                                    (1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                           $   5,497
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                    1.16%
  After reimbursement of expenses by Adviser(2)                     1.12%
Ratio of net investment income (loss) to average net assets:
  Before reimbursement of expenses by Adviser(2)                   (0.59)%
  After reimbursement of expenses by Adviser(2)                    (0.55)%
Portfolio Turnover(1)                                             177.30%



(1)Not Annualized


(2)Annualized


(a)ABN AMRO/Veredus Aggressive Growth Fund - Class I commenced investment operations on October 5, 2001.

MONTAG & CALDWELL GROWTH FUND



                                                          Year         Year         Year        Year           Year
                                                         Ended        Ended        Ended       Ended          Ended
                                                        10/31/01     10/31/00     10/31/99    10/31/98       10/31/97
                                                        --------     --------     --------    --------       --------
Net Asset Value, Beginning of Period                   $    31.70   $    33.46   $    26.65   $  22.75       $  17.08
                                                       ----------   ----------   ----------   --------       --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.09         0.05         0.04       0.01             --(a)
  Net realized and unrealized gain (loss) on
    investments                                             (4.90)       (0.16)        7.71       4.10           5.81
                                                       ----------   ----------   ----------   --------       --------
  Total from investment operations                          (4.81)       (0.11)        7.75       4.11           5.81
                                                       ----------   ----------   ----------   --------       --------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
    income                                                  (0.07)          --           --         --             --
  Distributions from net realized gain on investments       (4.08)       (1.65)       (0.94)     (0.21)         (0.14)
                                                       ----------   ----------   ----------   --------       --------
  Total distributions                                       (4.15)       (1.65)       (0.94)     (0.21)         (0.14)
                                                       ----------   ----------   ----------   --------       --------
Net increase (decrease) in net asset value                  (8.96)       (1.76)        6.81       3.90           5.67
                                                       ----------   ----------   ----------   --------       --------
Net Asset Value, End of Period                         $    22.74   $    31.70   $    33.46   $  26.65       $  22.75
                                                       ==========   ==========   ==========   ========       ========
Total Return(1)                                            (17.16)%      (0.70)%      29.78%     18.24%         34.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                   $1,058,500   $1,334,651   $1,369,673   $738,423       $268,861
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)             0.77%        0.74%        0.76%      0.85%          0.93%
  After reimbursement of expenses by Adviser(2)              0.77%        0.74%        0.76%      0.85%          0.93%
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser(2)             0.39%        0.15%        0.14%      0.05%         (0.07)%
  After reimbursement of expenses by Adviser(2)              0.39%        0.15%        0.14%      0.05%         (0.06)%
Portfolio Turnover(1)                                       59.64%       66.71%       31.59%     29.81%         18.65%


(1)Not annualized
(2)Annualized
(a)Represents less than $.005 per share.

MONTAG & CALDWELL BALANCED FUND



                                                            Year       Year       Period
                                                           Ended      Ended        Ended
                                                          10/31/01   10/31/00   10/31/99(a)
                                                          --------   --------   -----------
Net Asset Value, Beginning of Period                      $  18.62   $  19.42    $   18.36
                                                          --------   --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.38       0.39         0.25
  Net realized and unrealized gain (loss) on investments     (1.49)      0.09         1.03
                                                          --------   --------    ---------
  Total from investment operations                           (1.11)      0.48         1.28
                                                          --------   --------    ---------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                     (0.40)     (0.40)       (0.22)
  Distributions from net realized gain on investments        (0.62)     (0.88)          --
                                                          --------   --------    ---------
  Total distributions                                        (1.02)     (1.28)       (0.22)
                                                          --------   --------    ---------
Net increase (decrease) in net asset value                   (2.13)     (0.80)        1.06
                                                          --------   --------    ---------
Net Asset Value, End of Period                            $  16.49   $  18.62       $19.42
                                                          ========   ========    =========
Total Return(1)                                              (6.13)%     2.31%        6.98%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                      $179,688   $174,795      $90,906
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)              0.87%      0.88%        0.91%
  After reimbursement of expenses by Adviser(2)               0.87%      0.88%        0.91%
Ratios of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser(2)              2.25%      2.19%        1.77%
  After reimbursement of expenses by Adviser(2)               2.25%      2.19%        1.77%
Portfolio Turnover(1)                                        44.80%     54.51%       34.79%


(1)Not annualized
(2)Annualized
(a)Montag & Caldwell Balanced Fund -- Class I commenced investment operations on December 31, 1998.

ABN AMRO/CHICAGO CAPITAL BOND FUND



                                                  Year       Period
                                                 Ended        Ended
                                                10/31/01   10/31/00(a)
                                                --------   -----------
Net Asset Value, Beginning of Period            $   9.73    $    9.64
                                                --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.64         0.17
  Net realized and unrealized gain on
    investments                                     0.62         0.09
                                                --------    ---------
      Total from investment operations              1.26         0.26
                                                --------    ---------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net
    investment income                              (0.65)       (0.17)
  Distributions from net realized gain on
    investments                                       --           --
                                                --------    ---------
      Total distributions                          (0.65)       (0.17)
                                                --------    ---------
Net increase in net asset value                     0.61         0.09
                                                --------    ---------
Net Asset Value, End of Period                  $  10.34    $    9.73
                                                ========    =========

TOTAL RETURN(1)                                    13.36%        2.70%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)             $79,444      $49,432
Ratios of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                      0.71%        0.70%
  After reimbursement of expenses by
    Adviser(2)                                      0.49%        0.51%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by
    Adviser(2)                                      6.15%        6.78%
  After reimbursement of expenses by
    Adviser(2)                                      6.37%        6.97%
Portfolio Turnover(1)                              61.78%       39.27%


(1)Not annualized
(2)Annualized
(a)ABN AMRO/Chicago Capital Bond Fund -- Class I commenced investment operations on July 31, 2000.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated March 1, 2002, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by emailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004                        ABN-I-NAV-02

MARCH 1, 2002

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC       -       Veredus Asset
Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

 CLASS S SHARES

 MONEY MARKET
 FUNDS

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund
ABN AMRO Money Market Fund
ABN AMRO Tax-Exempt Money Market Fund
ABN AMRO Treasury Money Market Fund

   [ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

          Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------

        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

                                 ABN AMRO FUNDS

TABLE OF CONTENTS


                                                                    Page
ABN AMRO MONEY MARKET FUNDS                                           3
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks
    MONEY MARKET FUNDS
    ABN AMRO Government Money Market Fund                             4
    ABN AMRO Money Market Fund                                        5
    ABN AMRO Tax-Exempt Money Market Fund                             7
    ABN AMRO Treasury Money Market Fund                               9
FUND EXPENSES                                                        10
INVESTMENT TERMS                                                     11
MORE ABOUT ABN AMRO FUNDS                                            12
    RISK SUMMARY                                                     12
    OTHER INVESTMENT STRATEGIES                                      12
MANAGEMENT OF THE FUNDS                                              14
    THE ADVISER                                                      14
SHAREHOLDER INFORMATION                                              15
    Opening an Account: Buying Shares                                15
    Exchanging Shares                                                16
    Selling/Redeeming Shares                                         17
    Transaction Policies                                             20
    Account Policies and Dividends                                   20
    Additional Investor Services                                     21
    Distribution Plan 12b-1 Fees                                     21
    Shareholder Service Fee                                          21
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   22
FINANCIAL HIGHLIGHTS                                                 23
GENERAL INFORMATION                                             Back Cover

ABN AMRO Money Market Funds

ABN AMRO Funds is an open-end management investment company that consists of 27 separate investment portfolios, including equity, balanced, fixed income and money market funds. Four of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.

MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
-  want regular income
-  are investing for a short-term objective
-  want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-  money market fund yields will fluctuate

-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests 100% of its assets in U.S. government money market instruments (and repurchase agreements involving these instruments), such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

-  selects securities that:
  -  are denominated in U.S. dollars

  -  have high credit quality and minimal credit risk
  -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.
U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Government Money Market Fund was reorganized into the Class S Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the investor share class of the predecessor fund prior to September 27, 2001.


[BAR GRAPH]                CALENDAR YEAR TOTAL RETURN

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.63
1995                                                                             5.33
1996                                                                             4.82
1997                                                                             5.05
1998                                                                             4.91
1999                                                                             4.53
2000                                                                             5.74
2001                                                                             3.58


  Best quarter:           12/00    1.50%
  Worst quarter:          12/01    0.47%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Government & Agencies Retail Index. Previously, the Fund's returns were compared to the iMoneyNet Total Government Index. The Adviser believes that the iMoneyNet Government & Agencies Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                              Since
                      1 Year    5 Years    Inception(1)
-----------------------------------------------------------
ABN AMRO
  Government
  Money Market
  Fund                3.58%      4.76%         4.54%
-----------------------------------------------------------
iMoneyNet
  Total
  Government
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.60%      4.79%         4.59%
-----------------------------------------------------------
iMoneyNet
  Government &
  Agencies
  Retail Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.53%      4.73%         4.51%
-----------------------------------------------------------



(1)Fund's inception: April 22, 1993. iMoneyNet Total Government and iMoneyNet Government & Agencies Retail Indices data computed from April 30, 1993.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature in or reset 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Money Market Fund was reorganized into the Class S Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the investor share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.71
1995                                                                             5.38
1996                                                                             4.87
1997                                                                             5.12
1998                                                                             4.97
1999                                                                             4.60
2000                                                                             5.83
2001                                                                             3.62


  Best quarter:          12/00    1.51%
  Worst quarter:         12/01    0.45%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Index. Previously, the Fund's returns were compared to the iMoneyNet Taxable Index. The Adviser believes that the iMoneyNet First Tier Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                              Since
                      1 Year    5 Years    Inception(1)
-----------------------------------------------------------
ABN AMRO Money
  Market Fund:        3.62%      4.82%         4.59%
-----------------------------------------------------------
iMoneyNet
  Taxable
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.65%      4.86%         4.63%
-----------------------------------------------------------
iMoneyNet
  First Tier
  Retail Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.55%      4.78%         4.55%
-----------------------------------------------------------



(1)Fund inception: March 31, 1993. iMoneyNet Taxable and iMoneyNet First Tier Retail Indices data computed from March 31, 1993.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and under normal market conditions, at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.


The portfolio manager:
- emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Tax-Exempt Money Market Fund was reorganized into the Class S Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the investor share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             2.24
1995                                                                             3.24
1996                                                                             2.88
1997                                                                             3.10
1998                                                                             2.96
1999                                                                             2.75
2000                                                                             3.61
2001                                                                             2.14


  Best quarter:          12/00         0.94%
  Worst quarter:         12/01         0.31%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet National Retail Index. Previously, the Fund's returns were compared to the iMoneyNet Tax-Exempt Index. The Adviser believes that the iMoneyNet National Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                          Since
                  1 Year    5 Years    Inception(1)
-------------------------------------------------------
ABN AMRO
  Tax-Exempt
  Money Market
  Fund:           2.14%      2.91%         2.76%
-------------------------------------------------------
iMoneyNet
  Tax-Exempt
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)          2.23%      2.91%         2.84%
-------------------------------------------------------
iMoneyNet
  National
  Retail Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)          2.24%      2.90%         2.81%
-------------------------------------------------------



Fund inception: March 24, 1993. iMoneyNet Tax-Exempt Index and iMoneyNet National Retail Index data computed from March 31, 1993.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:

  -  are denominated in U.S. dollars

  -  have high credit quality and minimal credit risk

  -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions. INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Treasury Money Market Fund was reorganized into the Class S Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the investor share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.32
1995                                                                             5.02
1996                                                                             4.54
1997                                                                             4.70
1998                                                                             4.64
1999                                                                             4.37
2000                                                                             5.59
2001                                                                             3.43


  Best quarter:          12/00         1.47%
  Worst quarter:         12/01         0.41%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Treasury & Repo Retail Index. Previously, the Fund's returns were compared to the iMoneyNet US Treasury Index. The Adviser believes that the iMoneyNet Treasury & Repo Retail Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                          Since
                  1 Year    5 Years    Inception(1)
-------------------------------------------------------
ABN AMRO
  Treasury
  Money Market
  Fund:           3.43%      4.54%         4.26%
-------------------------------------------------------
iMoneyNet U.S.
  Treasury
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)          3.55%      4.52%         4.34%
-------------------------------------------------------
iMoneyNet
  Treasury &
  Repo Retail
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)          3.37%      4.61%         4.41%
-------------------------------------------------------



(1)Fund's inception: March 25, 1993. iMoneyNet US Treasury and iMoneyNet Treasury & Repo Indices data computed from March 31, 1993.



To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with these ABN AMRO Funds, you do not incur any sales loads, exchange fees or redemption fees.

Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                                   TOTAL                NET
                                                        MANAGEMENT   DISTRIBUTION      OTHER      EXPENSE     FEE     EXPENSE
FUND(1)                                                    FEES      (12B-1) FEES   EXPENSES(1)    RATIO    WAIVERS   RATIO(2)
ABN AMRO Government Money Market                           0.20%         0.25%          0.26%      0.71%     (0.08)%    0.63%
ABN AMRO Money Market                                      0.35          0.25           0.34       0.94      (0.22)     0.72
ABN AMRO Tax-Exempt Money Market                           0.35          0.24           0.21       0.80      (0.22)     0.58
ABN AMRO Treasury Money Market                             0.35          0.24           0.22       0.81      (0.22)     0.59



(1)Each Fund offers two classes of shares that invest in the same portfolio of securities: Class S and Class I. Class S shares are subject to a Rule 12b-1 distribution fee and a shareholder service fee which is included in "Other Expenses." Therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class S shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.



(2)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2001. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table.


EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is based on net expenses for the first year and total annual fund operating expenses for the remaining years. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.



FUND                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Government Money Market                                 $64            $219            $387            $  875
ABN AMRO Money Market                                             74             278             499             1,135
ABN AMRO Tax-Exempt Money Market                                  59             233             423               969
ABN AMRO Treasury Money Market                                    60             237             428               981

Investment Terms


The following is a list of terms with definitions that you may find helpful as you read this prospectus.


EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.


IMONEYNET FIRST TIER RETAIL INDEX: The iMoneyNet First Tier Retail Index includes only non-government retail funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Government Agency Securities, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes, and Asset Backed Commercial Paper.



IMONEYNET GOVERNMENT & AGENCIES RETAIL INDEX: The iMoneyNet Government & Agencies Retail Index includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Government Agency Securities, whether or not they are backed by US Treasuries and government-backed floating rate notes.



IMONEYNET NATIONAL RETAIL INDEX: iMoneyNet National Retail Index consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free funds includes Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds - 6 months and less, Put Bonds - over 6 months, AMT Paper, and Other Tax-Free holdings.



IMONEYNET TREASURY & REPO RETAIL INDEX: The iMoneyNet Treasury & Repo Retail Index includes only retail government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.


MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

YIELD: A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.


                                                             CREDIT  FOREIGN    INTEREST  MANAGER MUNICIPAL      US
                                                                    SECURITIES    RATE            SECURITIES GOVERNMENT
                                                                                                               AGENCY
                                                                                                             SECURITIES

ABN AMRO Government Money Market Fund                          X                   X        X                    X
ABN AMRO Money Market Fund                                     X        X          X        X                    X
ABN AMRO Tax-Exempt Money Market Fund                          X                   X        X         X
ABN AMRO Treasury Money Market Fund                            X                   X        X


OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO Treasury Money Market Fund and ABN AMRO Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Government Money Market Fund) of a Fund's assets must be invested, may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend the market prices for such securities which can fluctuate.


More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).



                                                             COMMERCIAL INVESTMENT  MUNICIPAL  REPURCHASE RULE 144A     U.S.
                                                               PAPER    COMPANIES  OBLIGATIONS AGREEMENTS SECURITIES GOVERNMENT
                                                                                                                     SECURITIES

ABN AMRO Government Money Market Fund                                                             XP                    XP
ABN AMRO Money Market Fund                                       X                                XP          X         XP
ABN AMRO Tax-Exempt Money Market Fund                            X          X          XP         XP          X
ABN AMRO Treasury Money Market Fund                                                               XP                    XP


P = components of a fund's principal investment strategy

Management of the Funds

THE ADVISER


The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager and investment experience and the management fee paid by each Fund.


ABN AMRO ASSET MANAGEMENT (USA) LLC.

ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2001, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)          INVESTMENT EXPERIENCE
ABN AMRO Money Market Fund          Karen Van Cleave              Portfolio Manager of each Fund since January, 1994;
ABN AMRO Government Money                                         Managing Director of the Adviser. She is a Managing
  Market Fund                                                     Director of Chicago Capital, and is a portfolio manager
ABN AMRO Treasury Money                                           of the ABN AMRO/Chicago Capital Money Market Fund. Prior
  Market Fund                                                     to 1994 Ms. Van Cleave was a Vice President and
                                                                  Portfolio Manager at Chemical Investment Group, Ltd.,
                                                                  for three years. Ms. Van Cleave earned her B.S. in
                                                                  Business Administration from Boston University.

ABN AMRO Tax-Exempt Money Market    Steven L. Haldi               Portfolio Manager of the Fund since October, 1999;
  Fund                                                            Managing Director of the Adviser. Before joining the
                                                                  Adviser, Mr. Haldi worked for 15 years at First National
                                                                  Bank of Chicago in the Fixed Income Portfolio Management
                                                                  Group. Mr. Haldi holds an M.B.A. from Benedictine
                                                                  University and a B.S. in Finance from Eastern Illinois
                                                                  University.


                         FUND NAME                              GROSS MANAGEMENT FEE
ABN AMRO Government Money Market Fund                                  0.20%
ABN AMRO Money Market Fund                                             0.35%
ABN AMRO Tax-Exempt Money Market Fund                                  0.35%
ABN AMRO Treasury Money Market Fund                                    0.35%

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class S shares of each ABN AMRO Fund are as follows:
  o  Regular Accounts: $2,500
  o  Individual Retirement Accounts (IRAs) $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."


BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY MAIL                       - Complete and sign your            - Return the investment slip from a statement with your
                                application.                        check in the envelope provided and mail to us at the
ABN AMRO FUNDS                - Make your check payable to ABN      address at the left.
P.O. BOX 9765                   AMRO Funds and mail to us at the  - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI                  address at the left.                ACH for purchases (see "Other Features" on p. 19). Checks
02940                         - We accept checks, bank drafts       must be drawn on U.S. banks. There is a $20 charge for
                                and money orders for purchases.     returned checks.
                                Checks must be drawn on U.S.      - Give the following wire/ACH information to your bank:
                                banks to avoid any fees or          Boston Safe Deposit & Trust
                                delays in processing your check.    ABA #01-10-01234
                              - We do not accept third party        For: ABN AMRO Funds
                                checks, which are checks made       A/C 140414
                                payable to someone other than       FBO "ABN AMRO Fund Number"
                                the Funds.                          "Your Account Number"
                                                                    Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                    you wish to purchase in the wire instructions.
                                                                  - We do not accept third party checks, which are checks made payable to someone other than the Funds.

BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                      - Obtain a fund number and account  - Verify that your bank or credit union is a member of the
                                by calling ABN AMRO Funds at the    ACH.
800 992-8151                    number at the left.               - You should complete the "Bank Account Information" section
                              - Instruct your bank (who may         on your account application.
                                charge a fee) to wire or ACH the  - When you are ready to add to your account, call ABN AMRO
                                amount of your investment.          Funds and tell the representative the fund name, account
                              - Give the following wire/ACH         number, the name(s) in which the account is registered and
                                information to your bank:           the amount of your investment.
                                Boston Safe Deposit & Trust       - Instruct your bank (who may charge a fee) to wire or ACH
                                ABA #01-10-01234                    the amount of your investment.
                                For: ABN AMRO Funds               - Give the following wire/ACH information to your bank:
                                A/C 140414                          Boston Safe Deposit & Trust
                                FBO "ABN AMRO Fund Number"          ABA #01-10-01234
                                "Your Account Number"               For: ABN AMRO Funds
                              - Return your completed and signed    A/C 140414
                                application to:                     FBO "ABN AMRO Fund Number"
                                ABN AMRO Funds                      "Your Account Number"
                                P.O. Box 9765                       Include your name, account number, taxpayer identification
                                Providence, RI 02940                number or Social Security number, address and the Fund(s)
                                                                    you wish to purchase in the wire instructions.
BY INTERNET                   - Download the appropriate account  - Verify that your bank or credit union is a member of the
                                application(s) from our Web         ACH.
WWW.ABNAMROFUNDS.COM            site.                             - Complete the "Purchase, Exchange and Redemption
                              - Complete and sign the               Authorization" section of your account application.
                                application(s). Make your check   - Obtain a Personal Identification Number (PIN) from ABN
                                payable to ABN AMRO Funds and       AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                mail it to the address under "By    not already done so. To obtain a PIN, please call 800
                                Mail" above.                        992-8151.
                                                                  - When you are ready to add to your account, access your
                                                                    account through ABN AMRO Funds' Web site and enter your
                                                                    purchase instructions in the highly secure area for
                                                                    shareholders only called "Account Access".


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included
-  The amount of the transaction is specified in dollars or shares
-  Signatures of all owners appear exactly as they are registered on the account

-  Any required medallion signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present, including such requirements for written requests.


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.


You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.


ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                       - Accounts of any type              - Write and sign a letter of instruction indicating the fund
                              - Sales or redemptions of any size    name, fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                      which the account is registered and the dollar value or
P.O. BOX 9765                                                       number of shares you wish to sell.
PROVIDENCE, RI                                                    - Include all signatures and any additional documents that
02940                                                               may be required.
                                                                  - Mail to us at the address at the left.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it medallion signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p. 19).
BY PHONE                      - Non-retirement accounts           - For automated service 24 hours a day using your touch-tone
                              - Sales of up to $50,000 (for         phone, call 800 992-8151.
800 992-8151                    accounts with telephone account   - To place your request with a Shareholder Service
                                privileges)                         Representative, call between 9 am and 7 pm ET,
                                                                    Monday - Friday.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it medallion signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p. 19).
                                                                  - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                    Funds make reasonable attempts to verify that telephone
                                                                    instructions are genuine, but you are responsible for any
                                                                    loss that you may bear from telephone requests.

SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
BY INTERNET                   - Non-retirement accounts           - Complete the "Purchase, Exchange and Redemption
                                                                    Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                              - Obtain a Personal Identification Number (PIN) from ABN
                                                                    AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                    site if you have not already done so.
                                                                  - When you are ready to redeem a portion of your account,
                                                                    access your account through ABN AMRO Funds' Web site and
                                                                    enter your redemption instructions in the highly secure
                                                                    area for shareholders only called "Account Access". A
                                                                    check for the proceeds will be mailed to you at the
                                                                    address of record.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p. 19).
BY MONEY MARKET CHECKWRITING  - Regular accounts                  - Request the free checkwriting privilege on your
                                                                    application.
                                                                  - Verify that the shares to be sold were purchased more than
                                                                    15 days earlier or were purchased by wire.
                                                                  - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                  - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                  - Currently, there is no charge for this privilege, but the
                                                                    Fund reserves the right to add one.
                                                                  - Canceled checks are available upon request but there is a fee to receive them.
                                                                  - The Fund may cancel this privilege at any time by giving notice to you.


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner


Medallion signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.


A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole      - Letter of instruction
proprietorship, UGMA/UTMA, or general  - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered
                                       - Medallion signature guarantee, if applicable (see above)
Owners of corporate or association     - Letter of instruction
accounts                               - Corporate resolution certified within the past 12 months
                                       - On the letter, the signatures and titles of all persons
                                         authorized to sign for the accounts, exactly as the
                                         account is registered
                                       - Medallion signature guarantee, if applicable (see above)
Owners or trustees of trust accounts   - Letter of instruction
                                       - On the letter, the signature of the trustee(s)
                                       - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                       - Medallion signature guarantee, if applicable (see above)
Joint tenancy shareholders whose       - Letter of instruction signed by the surviving tenant
co-tenants are deceased                - Copy of death certificate
                                       - Medallion signature guarantee, if applicable (see above)
Executors of shareholder estates       - Letter of instruction signed by executor
                                       - Copy of order appointing executor
                                       - Medallion signature guarantee, if applicable (see above)
Administrators, conservators,          - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                           - IRA distribution request form completed and signed. Call
                                         800 992-8151 for a form.


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4:00 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. If accurate market quotations are not available, fair value prices may be determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, internet or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12:00 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
-  reject any purchase order
-  suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING

Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS


To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-8151.


DIVIDENDS

The Funds will declare dividends daily and pay dividends monthly and distribute capital gains at least once a year, in December.

DIVIDEND REINVESTMENTS

Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
-  Include a voided check.
-  Mail to:
   ABN AMRO Funds
   P.O. Box 9765
   Providence, RI 02940

ABN AMRO FUNDS WEB SITE

ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.


ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.


RETIREMENT PLANS


ABN AMRO offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.


DISTRIBUTION PLAN 12b-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of funds shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

SHAREHOLDER SERVICE FEE

The Funds have adopted a shareholder servicing plan for the Class S shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class S shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

Dividends, Distributions and Taxes


Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.



Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.



Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP; whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


ABN AMRO GOVERNMENT MONEY MARKET FUND



                                                 Ten Months     Year       Year       Year       Year       Year
                                                   Ended       Ended      Ended      Ended      Ended      Ended
                                                  10/31/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period             $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ----------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.03       0.06       0.04       0.05       0.05       0.05
                                                 ----------   --------   --------   --------   --------   --------
  Less distributions from net investment income       (0.03)     (0.06)     (0.04)     (0.05)     (0.05)     (0.05)
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ==========   ========   ========   ========   ========   ========
TOTAL RETURN(1)                                        3.30%      5.74%      4.53%      4.91%      5.05%      4.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $44,190    $76,097    $96,031    $89,497     $8,932     $5,093
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         0.71%      0.91%      0.91%      0.92%      0.72%      0.69%
  After reimbursement of expenses by Adviser(2)        0.63%      0.65%      0.65%      0.67%      0.59%      0.69%
Ratio of net investment income to average of
net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         3.81%      5.34%      4.20%      4.54%      4.82%      4.71%
  After reimbursement of expenses by Adviser(2)        3.89%      5.60%      4.46%      4.80%      4.95%      4.71%


(1)Not Annualized
(2)Annualized

ABN AMRO MONEY MARKET FUND



                                                 Ten Months     Year       Year       Year       Year       Year
                                                   Ended       Ended      Ended      Ended      Ended      Ended
                                                  10/31/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period             $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ----------   --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.03       0.06       0.05       0.05       0.05       0.05
                                                 ----------   --------   --------   --------   --------   --------
  Less distributions from net investment income       (0.03)     (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ==========   ========   ========   ========   ========   ========
TOTAL RETURN(1)                                        3.34%      5.83%      4.60%      4.97%      5.12%      4.87%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)               $176,451   $231,648   $247,655   $219,576     $1,282     $1,466
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         0.94%      1.06%      1.05%      1.06%      0.85%      0.83%
  After reimbursement of expenses by Adviser(2)        0.72%      0.69%      0.68%      0.69%      0.59%      0.68%
Ratio of net investment income to average of
net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         3.81%      5.08%      4.15%      4.48%      4.74%      4.62%
  After reimbursement of expenses by Adviser(2)        4.03%      5.45%      4.52%      4.85%      5.00%      4.77%


(1)Not Annualized
(2)Annualized

ABN AMRO TAX-EXEMPT MONEY MARKET FUND



                                                 Ten Months     Year       Year       Year       Year       Year
                                                   Ended       Ended      Ended      Ended      Ended      Ended
                                                  10/31/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period             $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ----------   --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.02       0.04       0.03       0.03       0.03       0.03
                                                 ----------   --------   --------   --------   --------   --------
  Less distributions from net investment income       (0.02)     (0.04)     (0.03)     (0.03)     (0.03)     (0.03)
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ==========   ========   ========   ========   ========   ========
TOTAL RETURN(1)                                        1.96%      3.61%      2.75%      2.96%      3.10%      2.88%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $27,776    $65,046    $66,130    $67,480     $2,978     $2,807
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         0.80%      1.05%      1.08%      1.06%      0.89%      0.81%
  After reimbursement of expenses by Adviser(2)        0.58%      0.57%      0.60%      0.60%      0.58%      0.65%
Ratio of net investment income to average of
net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         2.13%      3.07%      2.23%      2.45%      2.76%      2.69%
  After reimbursement of expenses by Adviser(2)        2.35%      3.55%      2.71%      2.92%      3.07%      2.85%


(1)Not Annualized
(2)Annualized

ABN AMRO TREASURY MONEY MARKET FUND



                                                 Ten Months     Year       Year       Year       Year       Year
                                                   Ended       Ended      Ended      Ended      Ended      Ended
                                                  10/31/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period             $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ----------   --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.03       0.05       0.04       0.05       0.05       0.04
                                                 ----------   --------   --------   --------   --------   --------
  Less distributions from net investment income       (0.03)     (0.05)     (0.04)     (0.05)     (0.05)     (0.04)
                                                 ----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                 ==========   ========   ========   ========   ========   ========
TOTAL RETURN(1)                                        3.19%      5.59%      4.37%      4.64%      4.70%      4.54%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $26,193    $13,422    $11,696    $17,625     $6,722    $10,910
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         0.81%      1.08%      1.09%      1.09%      0.88%      0.84%
  After reimbursement of expenses by Adviser(2)        0.59%      0.60%      0.61%      0.62%      0.58%      0.69%
Ratio of net investment income to average of
net assets:
  Before reimbursement of expenses by
    Adviser(2)                                         3.51%      4.94%      3.80%      4.08%      4.30%      4.30%
  After reimbursement of expenses by Adviser(2)        3.73%      5.42%      4.28%      4.54%      4.60%      4.45%


(1)Not Annualized
(2)Annualized

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2002, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704
Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004                            ABN-S-02

     INSTITUTIONAL
     MONEY MARKET
     FUNDS

     CLASS Y SHARES

MARCH 1, 2002

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC       -       Veredus Asset
Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund
ABN AMRO Institutional Government Money Market Fund
ABN AMRO Institutional Treasury Money Market Fund

   [ABN AMRO FUNDS LOGO]

          Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

                                 ABN AMRO FUNDS

TABLE OF CONTENTS


                                                                    Page
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks
    MONEY MARKET FUNDS
    ABN AMRO Institutional Prime Money Market Fund                    3
    ABN AMRO Institutional Government Money Market Fund               5
    ABN AMRO Institutional Treasury Money Market Fund                 6
FUND EXPENSES                                                         7
INVESTMENT TERMS                                                      8
MORE ABOUT ABN AMRO FUNDS                                             9
    RISK SUMMARY                                                      9
    OTHER INVESTMENT STRATEGIES                                       9
MANAGEMENT OF THE FUNDS                                              11
    THE ADVISER                                                      11
SHAREHOLDER INFORMATION                                              12
    Purchasing Shares                                                12
    Minimum Investment                                               12
    Selling Shares                                                   12
    General Policies                                                 12
    Distributions and Taxes                                          12
    Investor Services Exchange Privilege                             13
    Account Statements                                               13
    Shareholder Mailings                                             13
    Instructions for Account Transactions                            13
FINANCIAL HIGHLIGHTS                                                 15
GENERAL INFORMATION                                             Back Cover


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

- money market fund yields will fluctuate

- you could lose money
- you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.
INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to change in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE


The Institutional Shares of ABN AMRO Institutional Prime Money Market Fund were reorganized into Class Y of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Institutional Shares of the predecessor fund.



The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.


                           CALENDAR YEAR TOTAL RETURN
[BAR CHART]

                                                                             TOTAL RETURN
                                                                             ------------
2000                                                                             6.32
2001                                                                             4.12


  Best quarter:          12/00   1.64%
  Worst quarter:         12/01   0.61%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Index. Previously, the Fund's returns were compared to the iMoneyNet Taxable Institutional Index. The Adviser believes that the iMoneyNet First Tier Institutional Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)


                                                            Since
                                               1 Year    Inception(1)
-------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market
  Fund:                                        4.12%         5.22%
-------------------------------------------------------------------------
iMoneyNet Taxable Institutional Index
  (reflects no deduction for fees,
  expenses, or taxes)                          3.79%         4.91%
-------------------------------------------------------------------------
iMoneyNet First Tier Institutional Index
  (reflects no deduction for fees,
  expenses, or taxes)                          3.89%         5.03%
-------------------------------------------------------------------------



(1)Fund's inception: December 28, 1999. iMoneyNet First Tier Institutional Index and iMoneyNet Taxable Institutional Index data computed from December 31, 1999.



To obtain the Fund's current yield, please call 888 838-5132 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Institutional Government Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2002 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

MONEY MARKET FUNDS

ABN AMRO Institutional Treasury Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2002 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with the Funds, you do not incur any sales loads, exchange fees or redemption fees.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(1)                                                          FEES      EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Institutional Prime Money Market(2)                     0.10%       0.09%     0.19%      --       0.19%
ABN AMRO Institutional Government Money Market                   0.10        0.15(3)   0.25       --       0.25
ABN AMRO Institutional Treasury Money Market                     0.10        0.15(3)   0.25       --       0.25


(1)Each Fund offers two classes of shares that invest in the same portfolio of securities, Class Y and Class YS Shares. Class YS are subject to a shareholder service fee: therefore expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate to Y Shares, which are offered in this prospectus. Class YS Shares are offered in a separate prospectus.


(2)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2001. The Adviser is contractually obligated to waive management fees and/or reimburse expenses at least through September 30, 2002 at the rates shown in the table.



(3)Since the Fund has not commenced operations as of March 1, 2002, other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.



FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market                      $19             $61            $107             $243
ABN AMRO Institutional Government Money Market                  26              80             n/a              n/a
ABN AMRO Institutional Treasury Money Market                    26              80             n/a              n/a

Investment Terms


The following is a list of terms with definitions that you may find helpful as you read this prospectus.


EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.


IMONEYNET FIRST TIER INSTITUTIONAL INDEX: The iMoneyNet First Tier Institutional Index includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Government Agency Securities, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes, and Asset Backed Commercial Paper.


MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee does not extend to the market prices for such securities, which can fluctuate.

YIELD: A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                               CREDIT    FOREIGN   INTEREST  MANAGER        US
                                                                        SECURITIES   RATE              GOVERNMENTAL
                                                                                                          AGENCY
                                                                                                        SECURITIES
ABN AMRO Institutional Prime Money Market Fund                   X         X          X         X          X
ABN AMRO Institutional Government Money Market Fund              X                    X         X          X
ABN AMRO Institutional Treasury Money Market Fund                X                    X         X

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Institutional Government Money Market
Fund) of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in the summaries, there may be times when a Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.


More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).



                                                              COMMERCIAL  REPURCHASE  RULE 144A      U.S.
                                                                PAPER     AGREEMENTS  SECURITIES  GOVERNMENT
                                                                                                  SECURITIES

ABN AMRO Institutional Prime Money Market Fund                    X           XP         X           XP
ABN AMRO Institutional Government Money Market Fund                           XP                     XP
ABN AMRO Institutional Treasury Money Market Fund                             XP                     XP


P = components of a fund's principal investment strategy

Management of the Funds

THE ADVISER

The Adviser provides management services to each Fund. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to each Fund. As of December 31, 2001, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 North Clark Street, 12th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator.


Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave, Managing Director, joined the Adviser in January 1994. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Shareholder Information

PURCHASING SHARES


Shares are purchased at a Fund's net asset value (NAV). The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) typically 4:00 p.m., ET by dividing a class' net assets by the number of shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund receives the order. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. If accurate market quotations are not available, fair value prices may be determined by the Adviser in good faith using methods approved by the Board of Trustees.


Orders in proper form placed prior to 4:00 p.m., ET and for which payments are received in or converted into Federal Funds and orders which are confirmed by telephonic confirmation, will become effective at the NAV determined on that day. The shares purchased will receive the dividend declared on that day.


Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


MINIMUM INVESTMENT

The minimum initial investment in Class Y is $5,000,000. There is no minimum subsequent investment amount. A Fund may waive or lower purchase minimums in other circumstances including:
- for affiliates, Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or
- with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  - clients of a financial consultant
  - immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  - a corporation or other legal entity

SELLING SHARES


Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent receives the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.


Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES

The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Funds have the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations
- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
-  suspend redemptions as permitted by law (e.g., emergency situations)

Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

DISTRIBUTIONS AND TAXES

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

INVESTOR SERVICES EXCHANGE PRIVILEGE

An investor may exchange Class Y shares of any Fund for Class Y shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN


-  The account number and Fund name are included


-  The amount of the transaction is specified in dollars or shares


-  Signatures of all owners appear exactly as they are registered on the account


-  Any required medallion signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present, including such requirements for written requests.


ACCOUNT STATEMENTS

Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

SHAREHOLDER MAILINGS


To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single address by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 888 838-5132.


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO ESTABLISH AN ACCOUNT
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts
  - ABN AMRO Institutional Prime Money Market Fund DDA #24-4481
  - ABN AMRO Institutional Government Money Market Fund DDA #24-4481
  - ABN AMRO Institutional Treasury Money Market Fund DDA #24-4481

-  the Institutional Share class

-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable
-  account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts
-  ABN AMRO Institutional Prime Money Market Fund DDA 24-4481
-  ABN AMRO Institutional Government Money Market Fund DDA 24-4481
-  ABN AMRO Institutional Treasury Money Market Fund DDA 24-4481
-  the Institutional Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable

TO SELL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder account access on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 888-838-5132. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You also need to have bank account information, Automated Clearing-House (ACH) instructions or other options established on your account.


ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

Financial Highlights


These financial highlights tables are to help you understand the Fund's financial performance. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND had not yet commenced operations as of October 31, 2001.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND



                                                              Ten Months      Year        Period
                                                                Ended        Ended         Ended
                                                               10/31/01     12/31/00    12/31/99(a)
                                                              ----------    --------    -----------
Net Asset Value, Beginning of Period                          $     1.00   $     1.00    $    1.00
                                                              ----------   ----------    ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.04         0.06         0.00(b)
                                                              ----------   ----------    ---------
  Less Distributions from net investment income                    (0.04)       (0.06)        0.00(b)
                                                              ----------   ----------    ---------
Net Assets Value, End of Period                               $     1.00   $     1.00    $    1.00
                                                              ==========   ==========    =========
TOTAL RETURN(1)                                                     3.73%        6.32%        0.05%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $1,651,104   $1,445,394       $5,000
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                    0.19%        0.20%        3.39%
  After reimbursement of expenses by Adviser(2)                     0.19%        0.20%        0.20%
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Adviser(2)                     4.37%        6.46%        1.22%
  Before reimbursement of expenses by Adviser(2)                    4.37%        6.46%        4.40%


(1)Not Annualized
(2)Annualized
(a) Commenced investment operations on December 28, 1999.
(b) Per share was less than $0.005.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated in this prospectus by reference and dated March 1, 2002, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS

You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:


Address:   ABN AMRO Funds
           P.O. Box 9765
           Providence, RI 02940

Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 597-9704

Web site:  www.abnamrofunds.com
           www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004                            ABN-Y-02

     INSTITUTIONAL
     MONEY MARKET
     FUNDS

     CLASS YS SHARES

MARCH 1, 2002

[ABN AMRO ASSET MANAGEMENT FUNDS LOGO]

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC       -       Veredus Asset
Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund
ABN AMRO Institutional Government Money Market Fund
ABN AMRO Institutional Treasury Money Market Fund

    [ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                 ABN AMRO FUNDS

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks
    MONEY MARKET FUNDS
    ABN AMRO Institutional Prime Money Market Fund                    3
    ABN AMRO Institutional Government Money Market Fund               5
    ABN AMRO Institutional Treasury Money Market Fund                 6
FUND EXPENSES                                                         7
INVESTMENT TERMS                                                      8
MORE ABOUT ABN AMRO FUNDS
    RISK SUMMARY                                                      9
    OTHER INVESTMENT STRATEGIES                                       9
MANAGEMENT OF THE FUND
    THE ADVISER                                                      11
SHAREHOLDER INFORMATION
    Purchasing Shares                                                12
    Minimum Investment                                               12
    Selling Shares                                                   12
    General Policies                                                 12
    Shareholder Service Fee                                          12
    Distribution and Taxes                                           13
    Investor Services Exchange Privilege                             13
    Account Statements                                               13
    Shareholder Mailings                                             13
    Instructions for Account Transactions                            13
FINANCIAL HIGHLIGHTS                                                 15
GENERAL INFORMATION                                             Back Cover


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

- money market fund yields will fluctuate

- you could lose money
- you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
 -  are denominated in U.S. dollars
 -  have high credit quality and minimal credit risk
 -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to change in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE


The Institutional Service Shares of ABN AMRO Institutional Prime Money Market Fund were reorganized into Class YS of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Institutional Service Shares of the predecessor fund.



The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.


                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2001                                                                             3.86


  Best quarter:          12/00   1.58%
  Worst quarter:         12/01   0.54%

MONEY MARKET FUNDS
ABN AMRO Institutional Prime Money Market Fund (continued)


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Index. Previously, the Fund's returns were compared to the iMoneyNet Taxable Institutional Index. The Adviser believes that the iMoneyNet First Tier Institutional Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2001)




                                   Since
                      1 Year    Inception(1)
------------------------------------------------
ABN AMRO
 Institutional
  Prime Money
  Market Fund:        3.86%        4.72%
------------------------------------------------
iMoneyNet
  Taxable
 Institutional
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.79%        4.64%
------------------------------------------------
iMoneyNet
  First Tier
 Institutional
  Index
  (reflects no
  deduction
  for fees,
  expenses, or
  taxes)              3.89%        4.75%
------------------------------------------------



(1)Fund's inception: June 29, 2000. iMoneyNet First Tier Institutional Index and iMoneyNet Taxable Institutional Index data computed from June 30, 2000.



To obtain the Fund's current yield, please call 888 838-5132 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Institutional Government Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
 - are denominated in U.S. dollars
 - have high credit quality and minimal credit risk
 - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2002 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

MONEY MARKET FUNDS

ABN AMRO Institutional Treasury Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions the Fund invests at least 80% all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
 - are denominated in U.S. dollars
 - have high credit quality and minimal credit risk
 - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2002 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with the Funds, you do not incur any sales loads, exchange fees or redemption fees.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                          TOTAL                NET
                                                              MANAGEMENT      OTHER      EXPENSE     FEE     EXPENSE
FUND(1)                                                          FEES      EXPENSES(1)    RATIO    WAIVERS    RATIO
ABN AMRO Institutional Prime Money Market(2)                     0.10%         0.34%      0.44%      --       0.44%
ABN AMRO Institutional Government Money Market                   0.10          0.40(3)    0.50       --       0.50
ABN AMRO Institutional Treasury Money Market                     0.10          0.40(3)    0.50       --       0.50



(1)Each Fund offers two classes of shares that invest in the same portfolio of securities, Class Y and Class YS. Class YS shares are subject to a shareholder service fee which is included in "Other Expenses"; therefore expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate to Class YS shares, which are offered in this prospectus. Class Y shares are offered in a separate prospectus.



(2)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2001. The Adviser is contractually obligated to waive management fees and/or reimburse expenses at least through September 30, 2002 at the rates shown in the table.



(3)Since the Fund has not commenced operations as of March 1, 2002, other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market                      $45            $141            $246             $555
ABN AMRO Institutional Government Money Market                 $51            $160             N/A              N/A
ABN AMRO Institutional Treasury Money Market                   $51            $160             N/A              N/A

Investment Terms


The following is a list of terms with definitions that you may find helpful as you read this prospectus.


EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.


IMONEYNET FIRST TIER INSTITUTIONAL INDEX: The iMoneyNet First Tier Institutional Index includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. Government Agency Securities, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes, and Asset Backed Commercial Paper.


MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies, U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD: A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                        CREDIT       FOREIGN      INTEREST     MANAGER          US
                                                                    SECURITIES      RATE                    GOVERNMENT
                                                                                                              AGENCY
                                                                                                            SECURITIES
ABN AMRO Institutional Prime Money Market Fund            X            X             X            X             X
ABN AMRO Institutional Government Money Market
  Fund                                                    X                          X            X             X

ABN AMRO Institutional Treasury Money Market Fund         X                          X            X

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Institutional Government Money Market
Fund) of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 day's notice of such changes.


In addition to the principal investment strategies described in the summaries, there may be times when a Fund uses secondary investment strategies in seeking to achieve its investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.


More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).



                                                                COMMERCIAL    REPURCHASE       RULE           US
                                                                  PAPER       AGREEMENTS       144A       GOVERNMENT
                                                                                            SECURITIES    SECURITIES
ABN AMRO Institutional Prime Money Market Fund                      X            X P            X            X P

ABN AMRO Institutional Government Money Market Fund                              X P                         X P

ABN AMRO Institutional Treasury Money Market Fund                                X P                         X P


P = components of a fund's principal investment strategy

Management of the Funds

THE ADVISER

The Adviser provides management services to the Funds. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to each Fund. As of December 31, 2001, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 North Clark Street, 12th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator.



Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave, Managing Director joined the Adviser in January 1994. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Shareholder Information

PURCHASING SHARES


Shares are purchased at a Fund's net asset value (NAV). The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) typically 4:00 p.m. Eastern time by dividing a class' net assets by the number of shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund receives the order. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. If accurate market quotations are not available, fair value prices may be determined by the Adviser in good faith using methods approved by the Board of Trustees.


Orders in proper form placed prior to 4:00 p.m., ET and for which payments are received in or converted into Federal Funds and orders which are confirmed by telephonic confirmation, will become effective at the NAV determined on that day. The shares purchased will receive the dividend declared on that day.


Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


MINIMUM INVESTMENT

The minimum initial investment in Class YS is $5,000,000. There is no minimum subsequent investment amount. A Fund may waive or lower purchase minimums in other circumstances including:
- for affiliates, Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or
- with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity

SELLING SHARES


Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent receives the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.


Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES

The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Funds have the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations
- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
-  suspend redemptions as permitted by law (e.g., emergency situations)

Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

SHAREHOLDER SERVICE FEE

The Funds have adopted a shareholder servicing plan for the Class YS shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class YS shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

DISTRIBUTIONS AND TAXES

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

INVESTOR SERVICES EXCHANGE PRIVILEGE

An investor may exchange Class YS shares of any Fund for Class YS shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN


-  The account number and Fund name are included


-  The amount of the transaction is specified in dollars or shares


-  Signatures of all owners appear exactly as they are registered on the account


-  Any required medallion signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present, including such requirements for written requests



ACCOUNT STATEMENTS


Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

SHAREHOLDER MAILINGS


To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 888 838-5132.


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO ESTABLISH AN ACCOUNT
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts
-  ABN AMRO Institutional Prime Money Market Fund DDA #24-4481
-  ABN AMRO Institutional Government Money Market Fund DDA #24-4481
-  ABN AMRO Institutional Treasury Money Market Fund DDA #24-4481
-  the Institutional Service Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable
-  account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts
-  ABN AMRO Institutional Prime Money Market Fund DDA 24-4481
-  ABN AMRO Institutional Government Money Market Fund DDA 24-4481

-  ABN AMRO Institutional Treasury Money Market Fund DDA 24-4481

-  the Institutional Service Share class

-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable

TO SELL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder account access on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 888-838-5132. One of our Shareholder Service Representatives will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log onto Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, Automated Clearing House (ACH) instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

Financial Highlights


These financial highlights tables are to help you understand the Fund's financial performance. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND had not yet commenced operations as of October 31, 2001.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND






                                                             Ten Months        Period
                                                               Ended            Ended
                                                              10/31/01       12/31/00(a)
                                                             ----------      -----------
Net Asset Value, Beginning of Period                            $1.00            $1.00
                                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.03             0.03
                                                              -------          -------
  Less Distributions from net investment income                 (0.03)           (0.03)
                                                              -------          -------
Net Asset Value, End of Period                                  $1.00            $1.00
                                                              =======          =======
TOTAL RETURN(1)                                                  3.52%            3.20%
RATIOS/SUPPLEMENTAL DATA:
Net Assets End of Period (in 000's)                           $92,009          $71,609
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 0.44%            0.45%
  After reimbursement of expenses by Adviser(2)                  0.44%            0.45%
Ratios of net investment income to average net assets
  Before reimbursement of expenses by Adviser(2)                 4.12%            6.23%
  After reimbursement of expenses by Adviser(2)                  4.12%            6.23%


(1)Not annualized
(2)Annualized
(a) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2002, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:   ABN AMRO Funds
           P.O. Box 9765
           Providence, RI 02940
Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 597-9704
Web site:  www.abnamrofunds.com
           www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004                           ABN-YS-02

                                                                   MARCH 1, 2002


[ABN AMRO ASSET MANAGEMENT LOGO]

   Prospectus
ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc. Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management, LLC

                                                                  ABN AMRO Funds

                                                      MONTAG & CALDWELL
                                                      INSTITUTIONAL FUNDS

                                                      CLASS I SHARES

                                                      The Securities and
                                                      Exchange Commission has
                                                      not approved or
                                                      disapproved these or any
                                                      mutual fund's shares or
                                                      determined if this
                                                      prospectus is accurate or
                                                      complete. Any
                                                      representation to the
                                                      contrary is a crime.

   [ABN AMRO ASSET MANAGEMENT LOGO]


        Thank you for your interest in ABN AMRO Funds. This prospectus pertains only to Class I shares of Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, members of the ABN AMRO Funds family.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

        --------------------------------------

        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks
    EQUITY FUND                                                       3
    Montag & Caldwell Growth Fund                                     3
    BALANCED FUND                                                     5
    Montag & Caldwell Balanced Fund                                   5
FUND EXPENSES                                                         7
INVESTMENT TERMS                                                      8
MORE ABOUT ABN AMRO FUNDS                                             9
    RISK SUMMARY                                                      9
    OTHER INVESTMENT STRATEGIES                                      10
MANAGEMENT OF THE FUNDS                                              12
    THE ADVISER                                                      12
    Montag & Caldwell, Inc.                                          12
SHAREHOLDER INFORMATION                                              13
    Opening an Account: Buying Shares                                13
    Exchanging Shares                                                14
    Selling/Redeeming Shares                                         15
    Transaction Policies                                             18
    Account Policies and Dividends                                   19
    Additional Investor Services                                     20
    Portfolio Transactions and Brokerage Commissions                 20
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   21
FINANCIAL HIGHLIGHTS                                                 22
GENERAL INFORMATION                                             Back Cover


                                   No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
                                   -  the value of fund shares will fluctuate
                                   -  you could lose money
                                   -  you cannot be certain that a fund will
                                      achieve its investment objective

EQUITY FUND: LARGE CAP


Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVE


The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:


-  have a strong history of earnings growth


- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth


-  have strong balance sheets


-  have a sustainable competitive advantage


-  are currently, or have the potential to become, industry leaders


-  have the potential to outperform during market downturns


PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund.



MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.



GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.



MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.



See pages 9 to 11 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

EQUITY FUND: LARGE CAP

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.



                           CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1997                                                                             32.17
1998                                                                             32.26
1999                                                                             22.90
2000                                                                             -7.07
2001                                                                            -13.11


  Best quarter:          12/98    27.08%
  Worst quarter:          3/01   -15.53%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index, the Lipper Large-Cap Growth Fund Index and the Lipper Large-Cap Core Fund Index. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2001)



                                                  Since
                         1 Year     5 Years    Inception(1)
---------------------------------------------------------------
ABN AMRO/Montag &
  Caldwell Growth
  Fund:
  Return Before
    Taxes                -13.11%     11.65%        13.42%
  Return After
    Taxes on
    Distributions        -13.32%     10.61%        12.41%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           -7.99%      9.73%        11.28%
---------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -11.88%     10.70%        11.91%
---------------------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -23.87%      7.50%         8.59%
---------------------------------------------------------------
Lipper Large-Cap
  Core Fund Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -12.83%      9.59%        10.58%
---------------------------------------------------------------



(1)Fund's inception: November 2, 1994. S&P 500 Index, Lipper Large-Cap Growth Fund Index and Lipper Large-Cap Core Fund Index data computed from October 31, 1994.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BALANCED FUND


Montag & Caldwell Balanced Fund

INVESTMENT OBJECTIVE


The Fund seeks long-term total return.


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:


-  have a strong history of earnings growth


- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth


-  have strong balance sheets


-  have a sustainable competitive advantage


-  are currently, or have the potential to become, industry leaders


-  have the potential to outperform during market downturns



When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.



The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:


-  U.S. government securities


-  corporate bonds normally rated A or better


-  mortgage/asset-backed securities


-  money market securities and repurchase agreements


PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund.



MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.



GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.



INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.



CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.



ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.



PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.



MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.



See pages 9 to 11 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

BALANCED FUND

FUND PERFORMANCE


The bar chart shows the Fund's performance for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.



                           CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                             13.10
2000                                                                             -0.55
2001                                                                             -5.27


  Best quarter:          12/99   10.80%
  Worst quarter:          3/01   -9.09%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of S&P 500 Index, Lehman Brothers Government Credit Bond Index, 60% S&P 500 Index/40% Lehman Brothers Government Credit Bond Index and the Lipper Balanced Fund Index. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2001)



                                       Since
                         1 Year     Inception(1)
----------------------------------------------------
Montag & Caldwell
  Balanced Fund:
  Return Before
    Taxes                 -5.27%        2.14%
  Return After
    Taxes on
    Distributions         -6.51%        0.79%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares            3.23%        1.33%
----------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)              -11.88%       -1.03%
----------------------------------------------------
Lehman Brothers
  Government
  Credit Bond
  Index (reflects
  no deduction
  for fees,
  expenses, or
  taxes)                   8.50%        5.90%
----------------------------------------------------
60% S&P 500
  Index/40%
  Lehman Brothers
  Government
  Credit Bond
  Index (reflects
  no deduction
  for fees,
  expenses, or
  taxes)                  -3.72%        1.74%
----------------------------------------------------
Lipper Balanced
  Fund Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)               -3.24%        2.59%
----------------------------------------------------



(1)Fund inception and Index data computed from December 31, 1998.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Funds, you do not incur any sales loads and generally no exchange fees or redemption fees.

If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(1)                                                          FEES      EXPENSES    RATIO    WAIVERS    RATIO
Montag & Caldwell Growth                                         0.67%       0.10%     0.77%       --      0.77%
Montag & Caldwell Balanced                                       0.75        0.12      0.87        --      0.87


(1)Each Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
Montag & Caldwell Growth                                       $79            $246            $428            $  954
Montag & Caldwell Balanced                                      89             278             482             1,073

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks that are issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MORTGAGE-BACKED SECURITIES. Securities backed by Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                             CREDIT GROWTH INTEREST ISSUER  MANAGER  MARKET    PREPAYMENT
                                                                    STOCK    RATE

Montag & Caldwell Growth Fund                                         X                        X       X
Montag & Caldwell Balanced Fund                                X      X       X       X        X       X            X

ADDITIONAL RISKS

DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES


In addition to the principal investment strategies described in our Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.


ADRS/EDRS
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The Funds have no intention of investing in unsponsored ADRs or EDRs.

Although ADRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs or EDRs rather than directly in stock of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

FIXED INCOME SECURITIES
The Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market price for such securities which can fluctuate.

More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

OTHER INVESTMENT STRATEGIES

                                                     ADRS/EDRS  ASSET/MORTGAGE    BELOW     CMOS  COMMERCIAL  CORPORATE
                                                                   - BACKED     INVESTMENT          PAPER       BONDS
                                                                  SECURITIES      GRADE              AND
                                                                                SECURITIES        SECURITIES
                                                                                  (JUNK               OF
                                                                                  BONDS)            OTHER
                                                                                                  INVESTMENT
                                                                                                  COMPANIES

      Montag & Caldwell Growth Fund                      X                                            X           X
      Montag & Caldwell Balanced Fund                    X            X             X        X        X          X P

                                                     CONVERTIBLE  DEBENTURES   DERIVATIVES    EQUITY      FIXED     PREFERRED
                                                     SECURITIES       AND       (OPTIONS,   SECURITIES    INCOME      STOCKS
                                                                  CONVERTIBLE   FORWARDS,               SECURITIES
                                                                  DEBENTURES    FUTURES,
                                                                                 SWAPS)

      Montag & Caldwell Growth Fund                      X P          X             X          X P          X           X
      Montag & Caldwell Balanced Fund                    X P          X             X          X P         X P          X

                                                     REPURCHASE     RULE        U.S.
                                                     AGREEMENTS     144A     GOVERNMENT
                                                                 SECURITIES  SECURITIES

      Montag & Caldwell Growth Fund                      X           X           X
      Montag & Caldwell Balanced Fund                    X           X          X P

P = components of a fund's primary investment strategy

Management of the Funds

THE ADVISER

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager and investment experience and the gross management fee paid by each Fund.

MONTAG & CALDWELL, INC.

Montag & Caldwell, Inc. is the Adviser to MONTAG & CALDWELL GROWTH FUND and MONTAG & CALDWELL BALANCED FUND and is located at 3455 Peachtree Road N.E. Suite 1200, Atlanta, Georgia 30326. The firm was founded in 1945 and is a member of the ABN AMRO group of companies. As of December 31, 2001, Montag & Caldwell managed approximately $24 billion in assets.



          FUND NAME                PORTFOLIO MANAGER                         INVESTMENT EXPERIENCE
Montag & Caldwell                Ronald E. Canakaris,     Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund                    CIC, CFA                 President, Chief Executive Officer and Chief Investment
Montag & Caldwell                                         Officer of Montag & Caldwell. He has been with the firm
  Balanced Fund                                           since 1972 and is responsible for developing the firm's
                                                          investment process. He has a BS and BA from the University of Florida.


                FUND NAME                           MANAGEMENT FEE
                                              First $800
Montag & Caldwell Growth Fund                 million              0.80%
                                              Over $800 million    0.60%
Montag & Caldwell Balanced Fund                                    0.75%

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of each Fund are as follows:
  o  Montag & Caldwell Growth Fund: $5 million
  o  Montag & Caldwell Balanced Fund: $1 million
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity
-  Minimum initial investment requirements may be waived:
  o for affiliates, Trustees and employees of the Adviser or its affiliated companies
  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included
-  The amount of the transaction is specified in dollars or shares
-  Signatures of all owners appear exactly as they are registered on the account

-  Any required medallion signature guarantees (if applicable) are included

-  Other supporting legal documents (as necessary) are present

                                                                            TO ADD TO AN ACCOUNT (NO MINIMUM FOR SUBSEQUENT
       BUYING SHARES                    TO OPEN AN ACCOUNT                                    INVESTMENTS)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 16). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept third party          For: ABN AMRO Funds
                                  checks, which are checks made         A/C 140414
                                  payable to someone other than         FBO "ABN AMRO Fund Number"
                                  the Funds.                            "Your Account Number"
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.

                                                                            TO ADD TO AN ACCOUNT (NO MINIMUM FOR SUBSEQUENT
       BUYING SHARES                    TO OPEN AN ACCOUNT                                    INVESTMENTS)
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765
                                  Providence, RI 02940                  Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail' above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access".


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.


HOW DOES AN EXCHANGE TAKE PLACE?


When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you.



You can exchange shares from one ABN AMRO Fund to another within the same class of shares. (For example, from Montag & Caldwell Growth Fund to Montag & Caldwell Balanced Fund.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the internet or by phone at 800 992-8151 or if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.


The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.


       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                          which the account is registered and the dollar value or
P.O. BOX 9765                                                           number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents that may be required.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17).
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9am and 7pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may incur from telephone requests.

       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access". A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
-  your address of record has changed within the past 30 days
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner


Medallion signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchange Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.


A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Medallion signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered
                                         - Medallion signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Medallion signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are decease                      - Copy of death certificate
                                         - Medallion signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Medallion signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-  Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSIONS
Generally, Class I Shares will remain Class I Shares for the life of the account. However, if the balance in Class I Shares falls below the minimum initial investment requirement due to redemptions, ABN AMRO Funds reserves the right to convert the shares to Class N Shares of the same Fund.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.



Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds. ABN AMRO Funds reserve the right to reject any purchase order and to suspend the offering of fund shares. The Funds also reserve the right to change the initial and additional investment minimums or to waive these minimums for any investor. ABN AMRO Funds reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Funds are designed for long term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)
-  after any change of name or address of the registered owner(s)

DIVIDENDS
The following table shows the Funds' distribution schedule.

                             DISTRIBUTION SCHEDULE


FUNDS                   DIVIDENDS                                  CAPITAL GAINS DISTRIBUTION
Montag & Caldwell       - Declared and paid quarterly              - Generally distributed at least once a year in
  Growth Fund                                                        December
Montag & Caldwell       -Declared and paid quarterly               -Generally distributed at least once a year in
  Balanced Fund                                                      December


DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

MAILINGS TO SHAREHOLDERS

To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
After meeting the standard minimum initial investment of the Fund, the Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
-  Include a voided check.
-  Mail to:
  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.


ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information.


TAXES


- Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends quarterly and distribute capital gains at least once a year in December. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of a fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide the ABN AMRO Funds with the complete and correct taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. The information for periods ended prior to October 31, 2001 has been audited by KPMG LLP.


MONTAG & CALDWELL GROWTH FUND



                                                          Year             Year             Year            Year           Year
                                                         Ended            Ended            Ended           Ended          Ended
                                                        10/31/01         10/31/00         10/31/99        10/31/98       10/31/97
                                                        --------         --------         --------        --------       --------
Net Asset Value, Beginning of Period                   $    31.70       $    33.46       $    26.65       $  22.75       $  17.08
                                                       ----------       ----------       ----------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.09             0.05             0.04           0.01             --(a)
  Net realized and unrealized gain (loss) on
    investments                                             (4.90)           (0.16)            7.71           4.10           5.81
                                                       ----------       ----------       ----------       --------       --------
  Total from investment operations                          (4.81)           (0.11)            7.75           4.11           5.81
                                                       ----------       ----------       ----------       --------       --------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
    income                                                  (0.07)              --               --             --             --
  Distributions from net realized gain on investments       (4.08)           (1.65)           (0.94)         (0.21)         (0.14)
                                                       ----------       ----------       ----------       --------       --------
  Total distributions                                       (4.15)           (1.65)           (0.94)         (0.21)         (0.14)
                                                       ----------       ----------       ----------       --------       --------
Net increase (decrease) in net asset value                  (8.96)           (1.76)            6.81           3.90           5.67
                                                       ----------       ----------       ----------       --------       --------
Net Asset Value, End of Period                         $    22.74       $    31.70       $    33.46       $  26.65       $  22.75
                                                       ==========       ==========       ==========       ========       ========
Total Return(1)                                            (17.16)%          (0.70)%          29.78%         18.24%         34.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                   $1,058,500       $1,334,651       $1,369,673       $738,423       $268,861
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)             0.77%            0.74%            0.76%          0.85%          0.93%
  After reimbursement of expenses by Adviser(2)              0.77%            0.74%            0.76%          0.85%          0.93%
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser(2)             0.39%            0.15%            0.14%          0.05%         (0.07)%
  After reimbursement of expenses by Adviser(2)              0.39%            0.15%            0.14%          0.05%         (0.06)%
Portfolio Turnover(1)                                       59.64%           66.71%           31.59%         29.81%         18.65%



(1)Not annualized


(2)Annualized


(a)Represents less than $.005 per share.

MONTAG & CALDWELL BALANCED FUND




                                                            Year       Year       Period
                                                           Ended      Ended        Ended
                                                          10/31/01   10/31/00   10/31/99(a)
                                                          --------   --------   -----------
Net Asset Value, Beginning of Period                      $  18.62   $  19.42    $   18.36
                                                          --------   --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.38       0.39         0.25
  Net realized and unrealized gain (loss) on investments     (1.49)      0.09         1.03
                                                          --------   --------    ---------
  Total from investment operations                           (1.11)      0.48         1.28
                                                          --------   --------    ---------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                     (0.40)     (0.40)       (0.22)
  Distributions from net realized gain on investments        (0.62)     (0.88)          --
                                                          --------   --------    ---------
  Total distributions                                        (1.02)     (1.28)       (0.22)
                                                          --------   --------    ---------
Net increase (decrease) in net asset value                   (2.13)     (0.80)        1.06
                                                          --------   --------    ---------
Net Asset Value, End of Period                            $  16.49   $  18.62       $19.42
                                                          ========   ========    =========
Total Return(1)                                              (6.13)%     2.31%        6.98%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                      $179,688   $174,795      $90,906
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)              0.87%      0.88%        0.91%
  After reimbursement of expenses by Adviser(2)               0.87%      0.88%        0.91%
Ratios of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser(2)              2.25%      2.19%        1.77%
  After reimbursement of expenses by Adviser(2)               2.25%      2.19%        1.77%
Portfolio Turnover(1)                                        44.80%     54.51%       34.79%



(1)Not annualized


(2)Annualized


(a)Montag & Caldwell Balanced Fund -- Class I commenced investment operations on December 31, 1998.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated into this prospectus by reference and dated March 1, 2002, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704
Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by emailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004                           ABN MC 02

                                 ABN AMRO FUNDS


                     CLASS N SHARES                                               CLASS I SHARES
          ABN AMRO/Chicago Capital Growth Fund                            Montag & Caldwell Growth Fund
                  ABN AMRO Growth Fund                                 ABN AMRO/Chicago Capital Growth Fund
         ABN AMRO/Montag & Caldwell Growth Fund                      ABN AMRO/Veredus Aggressive Growth Fund
          ABN AMRO/TAMRO Large Cap Value Fund                         ABN AMRO/Chicago Capital Balanced Fund
                  ABN AMRO Value Fund                                    Montag & Caldwell Balanced Fund
              ABN AMRO/Talon Mid Cap Fund                               ABN AMRO/Chicago Capital Bond Fund
     ABN AMRO/Chicago Capital Small Cap Value Fund                    ABN AMRO Government Money Market Fund
                ABN AMRO Small Cap Fund                                     ABN AMRO Money Market Fund
             ABN AMRO/TAMRO Small Cap Fund                            ABN AMRO Tax-Exempt Money Market Fund
        ABN AMRO/Veredus Aggressive Growth Fund                        ABN AMRO Treasury Money Market Fund
          ABN AMRO/Veredus Select Growth Fund
               ABN AMRO Real Estate Fund                                          CLASS S SHARES
             ABN AMRO/Veredus SciTech Fund
         ABN AMRO/Chicago Capital Balanced Fund                       ABN AMRO Government Money Market Fund
        ABN AMRO/Montag & Caldwell Balanced Fund                            ABN AMRO Money Market Fund
               ABN AMRO Asian Tigers Fund                             ABN AMRO Tax-Exempt Money Market Fund
           ABN AMRO International Equity Fund                          ABN AMRO Treasury Money Market Fund
           ABN AMRO Latin America Equity Fund
           ABN AMRO/Chicago Capital Bond Fund                                     CLASS Y SHARES
      ABN AMRO/Chicago Capital Municipal Bond Fund
       ABN AMRO/Chicago Capital Money Market Fund                 ABN AMRO Institutional Prime Money Market Fund
                                                                ABN AMRO Institutional Treasury Money Market Fund
                                                               ABN AMRO Institutional Government Money Market Fund

                                                                                 CLASS YS SHARES

                                                                  ABN AMRO Institutional Prime Money Market Fund
                                                                ABN AMRO Institutional Treasury Money Market Fund
                                                          ABN AMRO Institutional Government Money Market Fund


                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2002


         This Statement of Additional Information dated March 1, 2002 ("SAI") provides supplementary information pertaining to shares representing interests in twenty-eight investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"). As of the date of this SAI, Class I Shares of ABN AMRO/Chicago Capital Balanced Fund are not available and ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund have not commenced operations.


         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with each Fund's Prospectus dated March 1, 2002, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

         The audited financial statements for the fiscal year ended October 31, 2001 for the Funds (except for ABN AMRO/Veredus Select Growth Fund, which had not commence operations during the period) are incorporated herein by reference to the Funds' Annual Reports as filed with the Securities and Exchange Commission ("SEC").

         You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
THE FUNDS                                                                  3
INVESTMENT POLICIES AND RISK CONSIDERATIONS                                3
INVESTMENT RESTRICTIONS                                                   23
NON-FUNDAMENTAL INVESTMENT POLICIES                                       25
TRUSTEES AND OFFICERS OF THE TRUST                                        26
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                       32
INVESTMENT ADVISORY AND OTHER SERVICES                                    42
     The Investment Advisers                                              42
     The Sub-Advisers                                                     45
     The Administrator                                                    46
     The Sub-Administrator                                                48
     The Distributor                                                      48
     Distribution Plans                                                   49
     Shareholder Servicing Plan                                           50
     Custodians                                                           51
     Transfer Agent and Dividend Paying Agent                             51
     Counsel and Auditors                                                 51
BROKERAGE ALLOCATION AND OTHER PRACTICES                                  51
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                          51
DESCRIPTION OF SHARES                                                     55
NET ASSET VALUE                                                           58
DIVIDENDS                                                                 59
TAXES                                                                     59
PERFORMANCE INFORMATION                                                   63
FINANCIAL STATEMENTS                                                      76
OTHER INFORMATION                                                         76

APPENDIX A                                                               A-1


         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

         ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except ABN AMRO Real Estate Fund and ABN AMRO Latin America Equity Fund, which are classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware business trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds". As of the date of this SAI, ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund have not commenced operations.

The Funds listed below have changed their names effective September 24, 2001:


FORMER NAME                                             NEW NAME
-----------                                             --------
Alleghany/Chicago Trust Balanced Fund                   ABN AMRO/Chicago Capital Balanced Fund
Alleghany/Chicago Trust Growth & Income Fund            ABN AMRO/Chicago Capital Growth Fund
Alleghany/Chicago Trust Small Cap Value Fund            ABN AMRO/Chicago Capital Small Cap Value Fund
Alleghany/Chicago Trust Talon Fund                      ABN AMRO/Talon Mid Cap Fund
Alleghany/Montag & Caldwell Balanced Fund               ABN AMRO/Montag & Caldwell Balanced Fund
Alleghany/Montag & Caldwell Growth Fund                 ABN AMRO/Montag & Caldwell Growth Fund
Alleghany/TAMRO Large Cap Value Fund                    ABN AMRO/TAMRO Large Cap Value Fund
Alleghany/TAMRO Small Cap Fund                          ABN AMRO/TAMRO Small Cap Fund
Alleghany/Veredus Aggressive Growth Fund                ABN AMRO/Veredus Aggressive Growth Fund
Alleghany/Veredus SciTech Fund                          ABN AMRO/Veredus SciTech Fund
Alleghany/Chicago Trust Bond Fund                       ABN AMRO/Chicago Capital Bond Fund
Alleghany/Chicago Trust Municipal Bond Fund             ABN AMRO/Chicago Capital Municipal Bond Fund
Alleghany/Chicago Trust Money Market Fund               ABN AMRO/Chicago Capital Money Market Fund


                   INVESTMENT POLICIES AND RISK CONSIDERATIONS


         The following supplements the information contained in each Prospectus concerning the investment policies and risks of investing in the Funds. Except as otherwise stated in the Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" for the discussion of portfolio borrowing transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")


         ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary, EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

         Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

BORROWING

         A Fund may not borrow money or issue senior securities, except as described in this paragraph. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of a value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS

         Certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides a fund to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs", will be considered as adjustable-rate mortgage securities ("ARMs") by a Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

         RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and a Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments.


         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest and their respective policies and risks are included in this section.

DOLLAR ROLLS

         Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security.

         If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Many international equity securities in which a Fund may invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, each Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.


         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.


         Each of these Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.


FOREIGN SECURITIES

         Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

         Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund typically does not engage in hedging activities, a Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

         Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government-approved investment vehicles, including closed-end investment companies.

         Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

         In making investment decisions for a Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

         Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

         A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         A Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, a Fund's Custodian(s) will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         SWAP AGREEMENTS - A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

         Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis". Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of a Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into a swap agreement only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Fund's repurchase agreement guidelines). Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FUTURES CONTRACTS


         Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contracts may engage in such practices for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.


         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC.


         A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.


         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES


         A Fund may invest up to 15% (10% for a Money Market Fund) of its respective net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

INTEREST RATE SWAPS

         In order to help enhance the value of its respective portfolio or manage exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps", "floors" and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates but would also limit its ability to benefit from declining interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with a Fund receiving or paying only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. An amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a Fund's Custodian. Inasmuch as these transactions are entered into for good faith hedging purposes, a Fund and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile. Depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as a Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

INVESTMENT COMPANY SHARES


         Under applicable regulations, each Fund is generally prohibited from acquiring the securities of other investment companies except as permitted under the 1940 Act. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses.


         A Fund is permitted to invest in shares of the ABN AMRO Money Market Funds for cash management purposes, provided that the Adviser and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.


         It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.


LOWER-GRADE DEBT SECURITIES


         Certain Funds may invest in securities with high yields and high risks. Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds", are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.


         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET - The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which hold these securities.

         SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

MONEY MARKET INSTRUMENTS

         Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by a money market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk", pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

         BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

         COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

         EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

         FOREIGN BANKERS' ACCEPTANCES - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

         FOREIGN COMMERCIAL PAPER - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P)) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

         LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

         VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the Investment Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.


         STRIPS - Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Investment Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Investment Adviser will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Investment Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.


         YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

         The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" described below).

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts", conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac (formerly known as the Federal Home Loan Mortgage Corp.) 's or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet a Fund's quality standards.

         OTHER MORTGAGE-BACKED SECURITIES - The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

         ABN AMRO/Chicago Capital Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration of a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure. A Fund's computation of its dollar-weighted average maturity is based upon estimated factors, and there can be no assurance that the anticipated average weighted maturity will be attained. For example, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

OPTIONS

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         PURCHASING CALL OPTIONS - Each Fund may purchase call options to the extent that premiums paid by a Fund does not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium which is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

         FOREIGN CURRENCY OPTIONS - An International Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

REAL ESTATE INVESTMENT TRUST (REITS)

         REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by a Fund to the seller secured by the securities transferred to a Fund. Repurchase agreements will be fully collateralized by securities in which a Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisers or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by ABN AMRO/Chicago Capital Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

RESTRICTED SECURITIES


         Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees. With respect to a money market fund, however, the Investment Adviser is permitted to invest up to 25% of the Fund's assets in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

         A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) a Fund may call the loan at any time with proper notice and receive the securities loaned,
(3) a Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

         Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

         A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund establishes with its custodian a segregated account consisting of cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

SHORT-TERM TRADING

         Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

STRIPPED MORTGAGE SECURITIES

         A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

TEMPORARY DEFENSIVE POSITIONING


         The investments and strategies described throughout the prospectuses are those the Investment Advisers and Sub-Advisers intend to use under normal market conditions. When an Adviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.


UNIT INVESTMENT TRUSTS ("UIT")

         A UIT is a type of investment company. Investments in UITs are subject to regulations under the 1940 Act limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

         The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

         Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

         Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.


                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, each Fund may not:

(1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for ABN AMRO/Veredus SciTech Fund, which will have a concentration in the science and technology sector; and ABN AMRO Real Estate Fund, which will have a concentration in the real estate sector;

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

         Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO/Chicago Capital Growth, ABN AMRO/Montag & Caldwell Growth, ABN AMRO/TAMRO Large Cap Value, ABN AMRO/Talon Mid Cap, ABN AMRO/Chicago Capital Small Cap Value, ABN AMRO/TAMRO Small Cap, ABN AMRO/Chicago Capital Balanced, ABN AMRO/Montag & Caldwell Balanced, ABN AMRO/Veredus Aggressive Growth, ABN AMRO/Veredus Select Growth, ABN AMRO/Veredus SciTech, ABN AMRO/Chicago Capital Bond, ABN AMRO/Chicago Capital Municipal Bond and ABN AMRO/Chicago Capital Money Market Funds may not:

(4) As to 75% of the total assets of each Fund, with the exception of ABN AMRO/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(6)      Make investments in securities for the purpose of exercising control;

(7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

(10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor Trust or companies.

         Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO Real Estate, ABN AMRO Asian Tigers, ABN AMRO International Equity, ABN AMRO Latin America Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

(13) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

(14) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

(15) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

         Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO Real Estate, ABN AMRO Asian Tigers, ABN AMRO International Equity and ABN AMRO Latin America Equity Funds may not:


(16) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to ABN AMRO Latin America Equity Fund or ABN AMRO Real Estate Fund.

         Except as set forth under "INVESTMENT objectives, principal investment strategies and risks" and "OTHER INVESTMENT STRATEGIES" in the Prospectuses, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

(17) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

(18) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

         The foregoing percentages (except for the limitation on illiquid securities below) apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

         No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10% of net assets).

         For purposes of ABN AMRO Latin America Equity Fund's investment policies, Latin American issuers means companies organized in or for which the principal securities trading market is in Latin America and (ii) companies, wherever organized, that in one of the last two fiscal years derived more than 50% of their annual revenues or profits from goods produced, sales made or services performed in Latin America.

         For purposes of ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.


         ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO Real Estate, ABN AMRO Asian Tigers, ABN AMRO Latin America Equity, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

                       TRUSTEES AND OFFICERS OF THE TRUST

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


                               TERM OF                                                        NUMBER OF
                              OFFICE(1)                                                       PORTFOLIOS
                                 AND                                                           IN FUND
                               LENGTH                                                          COMPLEX          OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE AND         OF TIME                 PRINCIPAL OCCUPATION(S)                 OVERSEEN            DIRECTORSHIPS
POSITION(S) WITH TRUST         SERVED                    DURING PAST 5 YEARS                  BY TRUSTEE          HELD BY TRUSTEE
----------------------        ---------                ----------------------                 ----------        ------------------

                                                       DISINTERESTED TRUSTEES
                                                       ----------------------
Leonard F. Amari              8 years   Partner at the law offices of Amari & Locallo, a                   Director of ISBA/Mutual
c/o 161 North Clark Street              practice confined exclusively to the real estate          28       Insurance Co.
Chicago, IL  60601                      tax assessment process.                                            (malpractice insurance
Age: 59                                                                                                    carrier); Lawyers Trust
Trustee                                                                                                    Fund (Dept. of Legal
                                                                                                           Services Financial
                                                                                                           Planner); United
                                                                                                           Community Bank of Lisle
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Arnold F. Brookstone(2)      6 months   Retired. Executive Vice President, Chief Financial                 None
c/o 161 North Clark Street              Officer and Planning Officer of Stone Container           28
Chicago, IL  60601                      Corporation (pulp and paper business), 1991-1996.
Age: 71
Trustee
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Robert Feitler(2)            6 months   Retired. Former President and Director, Weyco                      Chairman of Executive
c/o 161 North Clark Street              Group, Inc., 1968-1996.                                   28       Committee, Board of
Chicago, IL  60601                                                                                         Directors, Weyco Group,
Age: 71                                                                                                    Inc. (men's footwear),
Trustee                                                                                                    since 1996.
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Robert A. Kushner             3 years   Formerly, Vice President, Secretary and General                    Vice President, Board
c/o 161 North Clark Street              Counsel at Cyclops Industries, Inc. until                 28       Member and Chairman of
Chicago, IL  60601                      retirement in April 1992.                                          Investment Committee and
Age: 66                                                                                                    Co-Chairman of Strategic
Trustee                                                                                                    Planning Committee of
                                                                                                           Pittsburgh Dance Council.
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Gregory T. Mutz               7 years   President and CEO of The UICI Companies (insurance).               Chairman of the Board of
c/o 161 North Clark Street                                                                        28       AMLI Residential
Chicago, IL  60601                                                                                         Properties Trust (a NYSE
Age: 56                                                                                                    Multifamily REIT);
Trustee                                                                                                    Chairman of the Board of
                                                                                                           AMLI Commercial
                                                                                                           Properties Trust, LP,
                                                                                                           both successor companies
                                                                                                           to AMLI Realty Co.,
                                                                                                           which he co-founded in
                                                                                                           1980.
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Robert B. Scherer             3 years   President of The Rockridge Group, Ltd., (title                     Director of Title
c/o 161 North Clark Street              insurance industry consulting services) since 1994        28       Reinsurance Company
Chicago, IL  60601                                                                                         (insurance for title
Age: 60                                                                                                    agents).
Trustee
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Nathan Shapiro                8 years   President of SF Investments, Inc. (broker/dealer                   Director of Baldwin &
c/o 161 North Clark Street              and investment banking firm) since 1971; President        28       Lyons, Inc. (financial
Chicago, IL  60601                      of New Horizons Corporation (consulting firm);                     firm).
Age: 65                                 Senior Vice President of Pekin, Singer and Shapiro
Trustee                                 (an investment advisory firm)
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Denis Springer                3 years   Consultant since 1999 and former Senior Vice                       None.
c/o 161 North Clark Street              President and Chief Financial Officer of Burlington       28
Chicago, IL  60601                      Northern Santa Fe Corp. (railroad).
Age: 56
Trustee
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------

                               TERM OF                                                        NUMBER OF
                              OFFICE(1)                                                       PORTFOLIOS
                                 AND                                                           IN FUND
                               LENGTH                                                          COMPLEX          OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE AND         OF TIME                  PRINCIPAL OCCUPATION(S)                OVERSEEN            DIRECTORSHIPS
POSITION(S) WITH TRUST         SERVED                    DURING PAST 5 YEARS                  BY TRUSTEE          HELD BY TRUSTEE
----------------------        ---------                -----------------------                ----------        ------------------
                                                      INTERESTED TRUSTEES(3)
                                                      ---------------------
Stuart D. Bilton              8 years   President and Chief Executive Officer of ABN AMRO                  Trustee, Alleghany
c/o 161 North Clark Street              Asset Management (USA) LLC since 2001; Chief              28       Foundation; Director of
Chicago, IL  60601                      Executive Officer of The Chicago Trust                             Baldwin & Lyons, Inc.
Age: 55                                 Company;Montag & Caldwell, Inc., Veredus Asset                     and the Boys and Girls
Chairman, Board of                      Management Inc. and TAMRO Capital Partners LLC;                    Clubs of Chicago.
Trustees (Chief Executive               previously, President of Alleghany Asset
Officer)                                Management, Inc.;Executive Vice President of
                                        Chicago Title and Trust Company.,
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
James Wynsma(2)              6 months   Chairman, ABN AMRO Asset Management (USA) LLC from                 Director, ABN AMRO
c/o 161 North Clark Street              January 2000 to February 2001 and President & CEO         28       Investment Fund Services,
Chicago, IL  60601                      from May 1999 to December 1999. Vice Chairman of                   Inc. since December 1999.
Age: 65                                 LaSalle Bank N.A. and head of its Trust and Asset
Trustee                                 Management department from 1992 until his
                                        retirement in March 2000.
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
                                                    OFFICER(S) WHO ARE NOT TRUSTEES
                                                    -------------------------------
Kenneth C. Anderson           8 years   President of ABN AMRO Investment Fund Services,
c/o 161 North Clark Street              Inc. (formerly known as Alleghany Investment              N/A                    N/A
Chicago, IL  60601                      Services, Inc.); Senior Vice President of The
Age: 37                                 Chicago Trust Company; Officer of the Trust since
President (Chief Operating              1993; responsible for all business activities
Officer)                                regarding mutual funds; CPA.
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Gerald F. Dillenburg          5 years   Senior Managing Director of ABN AMRO Investment
c/o 161 North Clark Street              Fund Services, Inc. (formerly known as Alleghany          N/A                    N/A
Chicago, IL  60601                      Investment Services, Inc.); Vice President of The
Age: 35                                 Chicago Trust Company; operations manager and
Senior Vice President,                  compliance officer of all mutual funds since 1996;
Secretary and Treasurer                 CPA.
(Chief Financial Officer
and Compliance Officer)
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
Debra Bunde Reams             2 years   Vice President of Montag & Caldwell, Inc., since
c/o 161 North Clark Street              1996; CFA.                                                N/A                    N/A
Chicago, IL  60601
Age: 38
Vice President
---------------------------- ---------- ----------------------------------------------------- ------------ ------------------------
William Long                 3 months   Vice President of Montag & Caldwell, Inc., since 2000;    N/A                    N/A
c/o 161 North Clark Street              former Vice President and Director of Sales for first
Chicago, IL  60601                      Capital Group, First Union National Bank.
Age: 41
Vice President



(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) This person is a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust in September 2001. Pursuant to this reorganization, the Alleghany Funds changed its name to "ABN AMRO Funds".

(3) "Interested person" of the Trust as defined in the Investment Company Act of 1940. Messr. Bilton is considered an "interested person" because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities, which act as the Funds' investment advisers. Messr. Wynsma is considered an "interested person" because of his prior positions with ABN AMRO Asset Management (USA) LLC.

         The Board of Trustees have established an Audit Committee consisting of eight members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Mutz, Shapiro, Kushner, Springer, Brookstone and Feitler. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held three meetings during the fiscal year ended October 31, 2001.



         The Trustees have also established a Nominating Committee consisting of eight members, including a Chairman of the Committee. The Nominating Committee members are Messrs. Mutz (Chairman), Amari, Shapiro, Scherer, Kushner, Springer, Brookstone and Feitler. The Nominating Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating Committee held two meetings during the fiscal year ended October 31, 2001.



         The Trustees have also established a Valuation Committee consisting of at least one Independent Trustee, an Officer of the Trust and the Portfolio Manager of the relevant Fund or an appropriate designee of the investment adviser. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held nine meetings during the fiscal year ended October 31, 2001.



         Set forth in the table below is the dollar range of equity securities held in each Fund at the end of the most recent calendar year and the aggregate dollar range of securities in the Fund complex beneficially owned by each trustee at December 31, 2001.



                                                                                               AGGREGATE DOLLAR RANGE OF
                                                                                               EQUITY SECURITIES IN ALL
                                                                                                 REGISTERED INVESTMENT
                                                                                                 COMPANIES OVERSEEN BY
                                          DOLLAR RANGE OF EQUITY                                 TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                           SECURITIES IN THE FUND                                 INVESTMENT COMPANIES
---------------                           ----------------------                               -------------------------
Stuart Bilton              Over $100,000: ABN AMRO/Chicago Capital Bond Fund                        Over $100,000
                           Over $100,000: ABN AMRO/Chicago Capital Money Market Fund
                           Over $100,000: ABN AMRO/Chicago Capital Municipal Bond Fund
                           Over $100,000: ABN AMRO/Chicago Capital Growth Fund
                           Over $100,000: ABN AMRO/Chicago Capital Small Cap Value Fund
                           Over $100,000: ABN AMRO/Chicago Capital Balanced Fund
                           Over $100,000: ABN AMRO/Veredus Aggressive Growth Fund

Leonard F. Amari           Over $100,000: ABN AMRO/Chicago Capital Bond Fund                        Over $100,000
                           Over $100,000: ABN AMRO/Chicago Capital Growth Fund

Arnold F. Brookstone       $10,001-$50,000: ABN AMRO Tax-Exempt Money Market Fund                   $10,001-$50,000

Robert Feitler             Over $100,000: ABN AMRO Money Market Fund                                Over $100,000

Robert Kushner             $10,001-$50,000: Montag & Caldwell Growth Fund                           $50,001-$100,000
                           $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund

Gregory T. Mutz            None                                                                     None

Robert Scherer             $1-$10,000: Montag & Caldwell Growth Fund                                $10,001-$50,000
                           $1-$10,000: ABN AMRO/Chicago Capital Growth Fund
                           $10,001-$50,000: ABN AMRO/Chicago Capital Money Market Fund

Nathan Shapiro             None                                                                     None

Denis Springer             $10,001-$50,000: Montag & Caldwell Growth Fund                           $50,001-$100,000
                           $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund

James Wynsma               None                                                                     None

MATERIAL RELATIONSHIPS OF THE INDEPENDENT TRUSTEES

         For purposes of the statements below:

         o the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

         o an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person.

         o a related fund is an registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which ABN AMRO Distribution Services (USA) Inc. or any of its affiliates acts as principal underwriter.

         As of December 31, 2001, none of the Independent Trustees nor any of the members of his immediate family beneficially own any securities issued by the Advisers or any other entity in a control relationship to the Advisers or ABN AMRO Distribution Services (USA) Inc. or any person in a control relationship to ABN AMRO Distribution Services (USA) Inc. During the calendar years 2000 and 2001, none of the Independent Trustees nor any member of his immediately family had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisers or any other entity in a control relationship to the Advisers or ABN AMRO Distribution Services (USA) Inc. or any person that controls ABN AMRO Distribution Services (USA) Inc. During the calendar years 2000 and 2001, none of the Independent Trustees, nor any member of his immediately family had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "fund-related party"):

         o        the Trust;

         o        an officer of the Trust;

         o        a related fund;

         o        an officer of any related fund;

         o        the Advisers;

         o        ABN AMRO Distribution Services (USA) Inc.;

         o        an officer of ABN AMRO Distribution Services (USA) Inc.;

         o any affiliate of the Advisers or ABN AMRO Distribution Services (USA) Inc.; or

         o        an officer of any such affiliate.

         During the calendar years 2000 and 2001, none of the Independent Trustees nor any members of his immediate family had any relationship (the value of which exceeded $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.

         During the calendar years 2000 and 2001, Mr. Shapiro, an Independent Trustee, and Mr. Bilton, Chairman of the Trust and an interested trustee, served as members of the board of directors of Baldwin & Lyons, Inc.

         None of the Trust's trustees or officers has any arrangement with any other person pursuant to which the trustee or officer served in that capacity. During the calendar years 2000 and 2001, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:

         o        the Trust

         o        an officer of the Trust

         o        a related fund;

         o        an officer of any related fund;

         o        Advisers;

         o        ABN AMRO Distribution (USA) Inc.; or

         o        any other entity in a control relationship to the Trust.

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS.

         The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Independent Trustees determined that the terms of the investment advisory and sub-advisory agreements are fair and reasonable and approved the investment advisory agreements as being in the best interests of the Funds. The Independent Trustees believe that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the "interested" Trustees of the Trust and any officers of the Advisers or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust.

         In evaluating the investment advisory and sub-advisory agreements, the Independent Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding the Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. The Independent Trustees discussed with each the operations of the Trust and the capabilities of the Investment Advisers and Sub-Advisers to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

         o        the investment performance of each Fund;

         o the fees charged by the Investment Advisers and Sub-Advisers for investment advisory services, as well as other compensation received by the Investment Advisers and Sub-Advisers;

         o        the projected total operating expenses of each Fund;

         o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

         o the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by the Investment Advisers and Sub-Advisers; and

         o the profitability to the Investment Advisers and Sub-Advisers of managing each Fund.

         The Independent Trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Investment Advisers and Sub-Advisers, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of the Funds since commencement of operations to comparable investment companies and unmanaged indices; and (4) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory and sub-advisory agreements.

         The Trustees of the Trust who are not affiliated with the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2002, the Trustees receive $5,000 for each Board Meeting attended and an annual retainer of $5,000. The Trustees also receive $500 per telephonic meeting and $100 per telephonic committee meeting. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees during the fiscal year ended October 31, 2001.



                             AGGREGATE             PENSION OR                                  TOTAL
                           COMPENSATION       RETIREMENT BENEFITS       ESTIMATED       COMPENSATION FROM
                           RECEIVED FROM      ACCRUED (AS PART OF    ANNUAL BENEFITS     TRUST AND FUND
       TRUSTEE               THE TRUST           FUND EXPENSES)      UPON RETIREMENT         COMPLEX
       -------             -------------      --------------------   ---------------    -----------------
Leonard F. Amari               $26,975                N/A                  N/A               $26,975
Robert A. Kushner               26,975                N/A                  N/A               26,975
Gregory T. Mutz                 22,975                N/A                  N/A               22,975
Robert B. Scherer               26,975                N/A                  N/A               26,975
Nathan Shapiro                  26,975                N/A                  N/A               26,975
Denis Springer                  26,975                N/A                  N/A               26,975
Arnold F.  Brookstone*          None                  N/A                  N/A               N/A
Robert Feitler**                None                  N/A                  N/A               N/A
James Wynsma***                 None                  N/A                  N/A               N/A




* This Trustee earned $29,850 as a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust (now known as the "ABN AMRO Funds").

** This Trustee earned $29,100 as a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust (now known as the "ABN AMRO Funds").

*** Effective September 24, 2001, Mr. Wynsma, an "interested" trustee, will be compensated in the same manner and amounts as the "non interested" trustees.

         As of January 31, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund.


CODE OF ETHICS


         The Trust, its investment advisers, sub-advisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareholders who, as of January 31, 2002, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by The Chicago Trust Company. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.


                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Stetson & Co.                                Class N             38.010
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Wells Fargo Bank                             Class N             20.330
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

Charles Schwab & Co., Inc.                   Class N             11.723
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Miter & Co.                                  Class N              6.048
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

LaSalle Bank                                 Class I             49.072
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                Class I             32.299
c/o The Chicago Trust Company
161 N. Clark Street
Chicago, IL 60601

Reliance Trust Company                       Class I              5.763
3300 N.E. Expressway, Bld. 1, Suite 200
Atlanta, GA  30341

Charles Schwab & Co.                         Class I              5.178
Attn: Mutual Funds
101 Montgomery Street



                              ABN AMRO GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             95.097
Omnibus A/C  0078H828
P.O. Box 1443
Chicago, IL 60690-1443

                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Charles Schwab & Co., Inc.                   Class N             24.705
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Stetson & Co.                                Class N             16.705
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI  53201



                          MONTAG & CALDWELL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Carn & Co.                                   Class I              6.284
ABN AMRO Group PS & Savings Plan
P.O. Box 96211
Washington, D.C. 20090-6211



                       ABN AMRO/TAMRO LARGE CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Saxon Co.                                    Class N             35.635
P.O. Box 7780-18888
Philadelphia, PA  19182

Alleghany Capital Corporation                Class N             23.706
375 Park Avenue, Suite 3201
New York, NY  10152

Stetson & Co.                                Class N             11.380
C/o MI Trust Co.,
P.O Box 2977,
Milwaukee, WI 53201



                               ABN AMRO VALUE FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             61.897
Omnibus A/C 00078H844
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co.                                   Class N             36.189
EAB/ABN AMRO
Attn: Mutual Funds
P.O. Box 96211
Washington, D.C. 20090-6211

                           ABN AMRO/TALON MID CAP FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Charles Schwab & Co., Inc.                   Class N             13.550
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                Class N             11.719
c/o M&I Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53201

National Investors Services Corp             Class N              7.771
FBO Customers
55 Water Street, 32nd Floor
New York, NY  10041-3299




                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Miter & Co.                                  Class N             31.951
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Charles Schwab & Co., Inc.                   Class N             23.632
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

LaSalle Bank                                 Class N             17.629
Omnibus A/C 00078H794
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                Class N              7.880
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601



                             ABN AMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             97.819
Omnibus A/C 00078H794
P.O. Box 1443
Chicago, IL 60690-1443

                          ABN AMRO/TAMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Stetson & Co.                                Class N             57.940
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601

Alleghany Capital Corporation                Class N             20.635
375 Park Avenue, Suite 3201
New York, NY  10152




                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Charles Schwab & Co., Inc.                   Class N             35.204
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                Class N             12.440
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601

Wells Fargo Bank                             Class N              6.540
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480



                       ABN AMRO/VEREDUS SELECT GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
ABN AMRO Asset Mgmt. Holdings                Class N             34.092
161 N. Clark Street
Chicago, IL 60601

Jewish Community Federation                  Class N             32.975
3630 Dutchman's Lane
Louisville, KY 40205

Chicago Trust Cust.                          Class N             29.532
FBO John W. O'Neil
21 Riding Ridge Road
Prospect, KY 40059-9460

Carn & Co.                                   Class I             41.150
ABN AMRO Group PS & Savings Plan
P.O. Box 96211
Washington, D.C. 20090-6211

                       ABN AMRO/VEREDUS SELECT GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Charles Schwab & Co., Inc.                   Class I             19.704
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                Class I              9.865
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601

Strafe & Co. WHG Hospital                    Class I              7.387
P.O. Box 160
Westerville, OH 43086

Sun Trust Inc.                               Class I              7.211
P.O. Box 105870
Atlanta, GA  30348-5870

National Investor Services Corp.             Class I              5.144
55 Water Street, 32nd Floor
New York, NY  10041-3299

Graceland University                         Class I              5.079
209 West Jackson Street
Chicago, IL 60606



                            ABN AMRO REAL ESTATE FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle Bank NA                              Class N             63.007
Omnibus A/C 00078H620
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co.                                   Class N             30.066
EAB/ABN AMRO
Attn: Mutual Funds
P.O. Box 96211
Washington, D.C. 20090-6211



                          ABN AMRO/VEREDUS SCITECH FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Alleghany Capital Corporation                Class N             48.453
375 Park Avenue, Suite 3201
New York, NY  10152

Charles Schwab & Co.                         Class N             13.617
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                Class N              6.610
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601

                     ABN AMRO/CHICAGO CAPITAL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Stetson & Co.                                Class N             45.500
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Wells Fargo Bank                             Class N             18.496
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

Carn & Co.                                   Class N             12.790
ABN AMRO Group Savings Plan
P.O. Box 96211
Washington, D.C.  20090-6211

State Street Bank and Trust Co.              Class N              6.395
801 Pennsylvania
Kansas City, MO  64105



                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Stetson & Co.                                Class N             57.521
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Charles Schwab & Co.                         Class N              5.542
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122



                         MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Wells Fargo Bank                             Class I             27.248
FBO Pacificare Health Systems 401k Plan
510 Marquette Ave, South
Minneapolis, MN   55479

Wilmington Trust Company                     Class I             17.083
FBO PricewaterhouseCoopers LLP
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE  19899-8971

                         MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Stetson & Co.                                Class I             12.488
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601

Branch Banking & Trust Co.                   Class I              7.096
SE Regional - Montag & Caldwell
P.O. Box 2887
Wilson, NC  27894-2887

American Express Trust Company               Class I              7.024
FBO American Express Trust Retirement
Services Plans
P.O. Box 534
Minneapolis, MN 55440-0534

Deutsche Banc/Alex Brown Inc.                Class I              5.070
P.O. Box 1346
Baltimore, MD 21203



                           ABN AMRO ASIAN TIGERS FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             86.000
Omnibus A/C 00078H737
P.O. Box 1443
Chicago, IL 60690-1443



                       ABN AMRO INTERNATIONAL EQUITY FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             80.111
Omnibus A/C 00078H778
P.O. Box 1443
Chicago, IL 60690-1443

Grange Mutual Casualty Company               Class N              6.531
650 South Front Street
Columbus, OH 43206

Stetson & Co.                                Class N              5.603
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601



                       ABN AMRO LATIN AMERICA EQUITY FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             74.114
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab Co. Inc.                      Class N             20.112
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

                       ABN AMRO/CHICAGO CAPITAL BOND FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             48.962
Omnibus A/C
P.O. Box 1443
Chicago, IL  60690-1443

Stetson & Co.                                Class N             22.116
c/o M&I Trust Co.
P.O. Box 2966
Milwaukee, WI 53201

Miter & Co.                                  Class N              8.351
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

LaSalle National Bank                        Class I             33.192
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co.                                   Class I             26.682
ABN AMRO Group PS & Savings Plan
P.O. Box 96211
Washington, D.C. 20090-6211

Stetson & Co.                                Class I             22.162
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601

Miter & Co.                                  Class I             15.929
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977



                  ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Bank as Trustee             Class N             59.404
Omnibus A/C
P.O. Box 1443
Chicago, IL  60690-1443

Davis & Company                              Class N             21.416
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                   ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
Davis & Company                              Class N             58.075
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

LaSalle Bank                                 Class N             32.335
Chicago Deferred Exchange
P.O. Box 1443
Chicago, IL 60690-1443



                      ABN AMRO GOVERNMENT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
National Financial Services                  Class S             89.122
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

ABN AMRO Chicago Corporation                 Class S             10.464
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001

LaSalle National Trust N.A.                  Class I             94.280
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443



                           ABN AMRO MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
National Financial Services                  Class S             79.181
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

ABN AMRO Chicago Corporation                 Class S             14.852
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000

ABN AMRO Securities LLC                      Class S              5.213
350 Park Avenue, 3rd Floor
New York, NY 10022

National Financial Services                  Class I             58.553
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

Susan A. Harnish                             Class I             17.615
13658 Beloit Road
Caledonia, IL  61011

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
National Financial Services                  Class S             66.236
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

ABN AMRO Chicago Corporation                 Class S             31.367
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000

LaSalle National Trust NA                    Class I             99.444
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443



                       ABN AMRO TREASURY MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
ABN AMRO Securities LLC                      Class S             72.838
350 Park Avenue, 3rd Floor
New York, NY  10022

National Financial Services                  Class S             26.178
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

LaSalle National Bank                        Class I             99.574
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443



                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                  CLASS        PERCENTAGE OWNED (%)
----------------------------                  -----        --------------------
LaSalle National Trust N.A.                  Class Y             73.315
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.

         On May 11, 2001, Chicago Capital Management, Inc. ("CCM") replaced Chicago Trust as Adviser to ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund. Chicago Capital Management is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601.

         Chicago Capital Management has entered into an Expense Limitation Agreement with the Trust for ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Bond Fund - Class N and ABN AMRO/Chicago Capital Bond Fund - Class I, effective January 1, 2002, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 0.74% and 0.49% of net assets, respectively, for a period of one year. Chicago Capital Management may from time to time voluntarily waive a portion of its advisory fees with respect to ABN AMRO/Chicago Capital Municipal Bond Fund and/or reimburse a portion of the Fund's expenses.

         Montag & Caldwell, Inc. ("Montag & Caldwell") is the Investment Adviser for ABN AMRO/Montag & Caldwell Growth Fund and ABN AMRO/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Street NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell may from time to time voluntarily waive a portion of their advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         Veredus Asset Management LLC ("Veredus") is the Investment Adviser for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, KY 40205. Veredus has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2002, whereby it has agreed to reimburse the ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund to the extent necessary to maintain total annual operating expenses at 1.40%, 1.30 % and 1.50% of net assets, respectively, for a period of one year.

         TAMRO Capital Partners LLC ("TAMRO") is the Investment Adviser for ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Chicago Capital Small Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2002, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.20%, 1.40% and 1.30% of net assets, respectively, until December 31, 2002.

         ABN AMRO Asset Management (USA) LLC, 161 North Clark Street, Chicago, Illinois 60601, is the Investment Adviser to ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO International Equity, ABN AMRO Asian Tigers, ABN AMRO Latin America Equity, ABN AMRO Real Estate, ABN AMRO Treasury Money Market, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Institutional Prime Money Market Funds. ABN AMRO Asset Management (USA) LLC is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc. The Administrator and Advisor are affiliated and under the common control of ABN AMRO Holding N.V.

         Effective September 26, 2001, ABN AMRO Asset Management (USA) LLC has entered into an Expense Limitation Agreement with the Trust, through September 30, 2003, for the following Funds:


                     FUND                        CLASS I    CLASS S    CLASS N    CLASS Y    CLASS YS
                     ----                        -------    -------    -------    -------    --------
ABN AMRO Value Fund                                 --         --       1.08%*       --         --
ABN AMRO Growth Fund                                --         --       1.05%        --         --
ABN AMRO Small Cap Fund                             --         --       1.18%        --         --
ABN AMRO Real Estate Fund                           --         --       1.37%        --         --
ABN AMRO International Equity Fund                  --         --       1.41%        --         --
ABN AMRO Asian Tigers Fund                          --         --       2.48%        --         --
ABN AMRO Latin America Equity Fund                  --         --       2.80%        --         --

                     FUND                        CLASS I    CLASS S    CLASS N    CLASS Y    CLASS YS
                     ----                        -------    -------    -------    -------    --------
ABN AMRO Treasury Money Market Fund               0.36%      0.61%        --         --         --
ABN AMRO Government Money Market Fund             0.31%      0.63%        --         --         --
ABN AMRO Money Market Fund                        0.37%      0.73%        --         --         --
ABN AMRO Tax-Exempt Money Market Fund             0.33%      0.58%        --         --         --
ABN AMRO Institutional Prime Money Market Fund      --         --         --       0.18%**    0.43%***



*    Effective January 1, 2002, the expense limitation changed to 0.94%

**   In effect until September 30, 2002. After that date, rate will be 0.20%

***  In effect until September 30, 2002. After that date, rate will be 0.45%



         The investment advisory fees earned and waived by the Investment Advisers for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.



FISCAL YEAR ENDED OCTOBER 31, 2001



                                                     GROSS ADVISORY FEES       WAIVED FEES AND      NET ADVISORY FEES
                      FUND*                           EARNED BY ADVISERS     REIMBURSED EXPENSES    AFTER FEE WAIVERS
                      -----                          -------------------     -------------------    -----------------
ABN AMRO/Chicago Capital Growth Fund                      $ 3,899,474            $        --          $ 3,899,474
ABN AMRO Growth Fund                                        1,370,976                 21,997            1,348,979
ABN AMRO/Montag & Caldwell Growth Fund                     14,870,628                     --           14,870,628
ABN AMRO/TAMRO Large Cap Value Fund                            23,249                 23,249                   --
ABN AMRO Value Fund                                           910,487                 13,882              896,605
ABN AMRO/Talon Mid Cap Fund                                   277,578                 41,612              235,966
ABN AMRO/Chicago Capital Small Cap Value Fund                 424,850                 43,295              381,555
ABN AMRO/TAMRO Small Cap Fund                                  13,384                 61,811             (48,427)
ABN AMRO Small Cap Fund                                       461,242                  5,510              455,732
ABN AMRO/Veredus Aggressive Growth Fund                     2,393,687                106,965            2,286,722
ABN AMRO/Montag & Caldwell Balanced Fund                    2,412,608                     --            2,412,608
ABN AMRO/Chicago Capital Balanced Fund                      2,125,058                     --            2,125,058
ABN AMRO Asian Tigers Fund                                    140,192                     --              140,192
ABN AMRO International Equity Fund                            884,389                  7,574              876,815
ABN AMRO Latin America Equity Fund                            137,029                    250              136,779
ABN AMRO Real Estate Fund                                     149,343                 45,865              103,478
ABN AMRO/Veredus SciTech Fund                                  25,456                 25,456                   --
ABN AMRO/Chicago Capital Bond Fund                          1,253,858                466,964              786,894
ABN AMRO/Chicago Capital Municipal Bond Fund                  152,358                152,358                   --
ABN AMRO/Chicago Capital Money Market Fund                  1,662,270                     --            1,662,270
ABN AMRO Money Market Fund                                    549,407                230,524              318,883
ABN AMRO Government Money Market Fund                       1,117,664                  5,498            1,112,166
ABN AMRO Treasury Money Market Fund                           725,008                301,049              423,959
ABN AMRO Tax-Exempt Money Market Fund                       1,377,708                577,243              800,465
ABN AMRO Institutional Prime Money Market Fund              1,619,732                     --            1,619,732



*    ABN AMRO/Veredus Select Growth Fund commenced operations on
     December 31, 2001.


FISCAL YEAR ENDED OCTOBER 31, 2000

                                                     GROSS ADVISORY FEES       WAIVED FEES AND      NET ADVISORY FEES
                      FUND                            EARNED BY ADVISERS     REIMBURSED EXPENSES    AFTER FEE WAIVERS
                      -----                          -------------------     -------------------    -----------------
ABN AMRO/Montag & Caldwell Growth Fund                    $20,110,532            $        --          $20,110,532
ABN AMRO/Chicago Capital Growth Fund                        3,822,871                     --            3,822,871
ABN AMRO/Talon Mid Cap Fund                                   175,902                 39,493              136,409
ABN AMRO/Chicago Capital Small Cap Value Fund                 464,754                 36,464              428,290
ABN AMRO/Veredus Aggressive Growth Fund                     1,478,512                 91,005            1,387,507
ABN AMRO/Veredus SciTech Fund*                                  8,668                 40,452                   --
ABN AMRO/Montag & Caldwell Balanced Fund                    2,441,000                     --            2,441,000
ABN AMRO/Chicago Capital Balanced Fund                      2,139,983                     --            2,139,983
ABN AMRO/Chicago Capital Bond Fund                            773,197                267,750              505,447
ABN AMRO/Chicago Capital Municipal Bond Fund                  100,946                179,242                   --
ABN AMRO/Chicago Capital Money Market Fund                  1,573,389                     --            1,573,389

*    ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

FISCAL YEAR ENDED OCTOBER 31, 1999
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                      FUND                            EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                      -----                          -------------------    -------------------    -----------------
ABN AMRO/Montag & Caldwell Growth Fund                    $16,451,953            $      --            $16,451,953
ABN AMRO/Chicago Capital Growth Fund                        3,230,163                   --              3,230,163
ABN AMRO/Talon Mid Cap Fund                                   164,312               40,814                123,498
ABN AMRO/Chicago Capital Small Cap Value Fund                 358,830               52,755                306,075
ABN AMRO/TAMRO Large Cap Value Fund*                          n/a                    n/a                   n/a
ABN AMRO/TAMRO Small Cap Fund*                                n/a                    n/a                   n/a
ABN AMRO/Veredus Aggressive Growth Fund                       312,271               52,934                259,337
ABN AMRO/Montag & Caldwell Balanced Fund                    1,585,840                   --              1,585,840
ABN AMRO/Chicago Capital Balanced Fund                      1,861,258                   --              1,861,258
ABN AMRO/Chicago Capital Bond Fund                            840,813              199,795                641,018
ABN AMRO/Chicago Capital Municipal Bond Fund                   95,352              174,679                     --
ABN AMRO/Chicago Capital Money Market Fund                  1,215,190                   --              1,215,190

* ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund commenced operations on November 30, 2000.

         For the fiscal years ended December 31, 1999 and 2000, the Funds set forth below paid the following advisory fees:

                                                            NET FEES PAID             FEES WAIVED
                                                    ------------------------    ------------------------
                     FUND                              1999          2000          1999          2000
                     ----                           ----------    ----------    ----------    ----------
ABN AMRO Money Market Fund                          $2,597,590    $1,522,042    $1,948,193    $1,141,531
ABN AMRO Government Money Market Fund                1,028,041     1,194,973            --            --
ABN AMRO Treasury Money Market Fund                    622,076     1,538,473       466,556       403,855
ABN AMRO Tax-Exempt Money Market Fund                  617,977       977,206       463,483       732,904
ABN AMRO Value Fund                                  1,364,643     1,114,717            --            --
ABN AMRO Growth Fund                                 1,537,139     1,760,348            --            --
ABN AMRO Small Cap Fund                                343,663       553,315            --            --
ABN AMRO International Equity Fund                   1,546,932     2,032,331            --            --
ABN AMRO Asian Tigers Fund                             387,885       360,836            --            --
ABN AMRO Latin America Equity Fund                     207,485       287,549            --            --
ABN AMRO Real Estate Fund                               51,781       100,481        22,191            --
ABN AMRO Institutional Prime Money Market Fund              55       812,251             *            --

*    Not in operation during the period.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested trustees, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodians, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings, (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

         Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which was the parent company of the Trust's Advisers. On October 18, 2000 ABN AMRO Bank N.V. and Alleghany Corporation announced that ABN AMRO had agreed to acquire Alleghany Asset Management, Inc., the parent company to the Trust's Advisers. The transaction closed on February 1, 2001. The transaction constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the transaction at a meeting of shareholders held on January 17, 2001.

THE SUB-ADVISERS

         Talon Asset Management, Inc. ("Talon") provides sub-investment advisory services for ABN AMRO/Talon Mid Cap Fund pursuant to a Sub-Advisory Agreement. Talon is located at One North Franklin, Chicago, IL 60601. For the services it provides, Talon receives a fee from Chicago Capital Management equal to 68.75% of the advisory fee of 0.80% on average daily net assets greater than $18 million. Talon receives no fee on average daily net assets less than $18 million. For the past three fiscal years, Talon received the following fees:


YEAR ENDED 10/31      FEE RECEIVED
----------------      ------------
      1999              $ 79,437
      2000                87,936
      2001               162,227


         ABN AMRO Asset Management (USA) LLC ("AAAM"), on behalf of the Trust, has entered into sub-advisory agreements with MFS Institutional Advisors, Inc. ("MFS") and Delaware Management Company ("Delaware") on behalf of the ABN AMRO Value Fund and the ABN AMRO Small Cap Fund, respectively. Prior to December 31, 2001, Mellon Equity Associates, LLP ("Mellon"), served as sub-adviser to ABN AMRO Value Fund since December 6, 1999.

         MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.


         For services provided and expenses incurred pursuant to its Sub-Advisory Agreement, MFS is entitled to receive a fee from the Adviser equal to 0.40 of 1% per annum on the first $250 million of the Fund's average daily net assets; 0.35 of 1% per annum on the next $250 million of the Fund's average daily net assets; and 0.325 of 1% per annum on the Fund's average daily net assets over $500 million.

         Effective March 25, 2002, ABN AMRO Asset Management (USA) LLC, (the "Adviser"), on behalf of ABN AMRO Small Cap Fund, will terminate the sub-advisory agreement with Delaware Management Company. Delaware is located at 2005 Market Street, Philadelphia, PA 19103. For services provided and expenses incurred pursuant to its Sub-Advisory Agreement, Delaware is entitled to receive a fee from the Adviser, which is computed daily and paid monthly, at the annual rate of 0.550 of 1% (.00550) per annum on the first $50 million of ABN AMRO Small Cap Fund's average daily net assets and 0.450 of 1% (.00450) per annum thereafter of the average daily net assets of the Fund.


         Under each Sub-Advisory Agreement, the Sub-Adviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Adviser. The Delaware Sub-Advisory Agreement provides that if the Adviser reduces its fee rate for ABN AMRO Small Cap Fund because of excess expenses, the Sub-Adviser shall reduce its fee rate by an amount equal to one-half of the amount by which the Adviser reduced its fee rate. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Adviser may, in its discretion and from time to time, waive a portion of its fee.

         For the fiscal years ended December 31, 1999, December 31, 2000 and ten months ended October 31, 2001, AAAM paid the following sub-advisory fees:

                                   1999                  2000                 2001
                           ------------------    ------------------    ------------------
                           NET FEES     FEES     NET FEES    FEES      NET FEES     FEES
          FUND               PAID      WAIVED      PAID      WAIVED      PAID      WAIVED
          ----             --------    ------    --------    ------    --------    ------
ABN AMRO Small Cap Fund    $ 24,428    $   --    $361,240    $   --    $301,093    $   --
ABN AMRO Value Fund          50,347        --     537,689        --     439,982        --


THE ADMINISTRATOR

         As Administrator, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), formerly known as Alleghany Investment Services, 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodians and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the Officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodians to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------
          0.06%                        Up to $2 billion
          0.05%       At least $2 billion but not more than $12.5 billion
         0.045%                       Over $12.5 billion

     CUSTODY LIAISON FEES

          FEE                AVERAGE DAILY NET ASSETS (EACH FUND)
          ---                ------------------------------------
        $10,000                       Up to $100 million
        $15,000      At least $100 million but not more than $500 million
        $20,000                       Over $500 million

         The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:



                                                     ADMINISTRATIVE FEES
                                                    --------------------
FUND*                                               FYE OCTOBER 31, 2001
-----                                               --------------------
ABN AMRO/Chicago Capital Growth Fund                      $  304,320
ABN AMRO Growth Fund                                         270,266
ABN AMRO/Montag & Caldwell Growth Fund                     1,202,373
ABN AMRO/TAMRO Large Cap Value Fund                            4,355
ABN AMRO Value Fund                                          193,225
ABN AMRO/Talon Mid Cap Fund                                   20,756
ABN AMRO/Chicago Capital Small Cap Value Fund                 25,525
ABN AMRO/TAMRO Small Cap Fund                                  3,582
ABN AMRO Small Cap Fund                                      115,128
ABN AMRO/Veredus Aggressive Growth Fund                      132,652
ABN AMRO/Montag & Caldwell Balanced Fund                     181,108
ABN AMRO/Chicago Capital Balanced Fund                       183,993
ABN AMRO Asian Tigers Fund                                    58,490
ABN AMRO International Equity Fund                           160,409
ABN AMRO Latin America Equity Fund                            51,322
ABN AMRO Real Estate Fund                                     38,519
ABN AMRO/Veredus SciTech Fund                                  2,841
ABN AMRO/Chicago Capital Bond Fund                           149,576
ABN AMRO/Chicago Capital Municipal Bond Fund                  24,883
ABN AMRO/Chicago Money Market Fund                           226,816
ABN AMRO Money Market Fund                                   247,497
ABN AMRO Government Money Market Fund                        804,730
ABN AMRO Treasury Money Market Fund                          314,163
ABN AMRO Tax-Exempt Money Market Fund                        576,251
ABN AMRO Institutional Prime Money Market Fund               813,845




*    ABN AMRO/Veredus Select Growth Fund commenced operations on
     December 31, 2001.


                                                                ADMINISTRATIVE FEES
                                                   --------------------------------------------
FUND                                               FYE OCTOBER 31, 1999    FYE OCTOBER 31, 2000
-----                                              --------------------    --------------------
ABN AMRO/Montag & Caldwell Growth Fund                 $1,357,663               $1,672,936
ABN AMRO/Chicago Capital Growth Fund                      254,852                  297,648
ABN AMRO/Talon Mid Cap Fund                                13,011                   13,738
ABN AMRO/Chicago Capital Small Cap Value Fund              22,122                   27,513
ABN AMRO/TAMRO Large Cap Value Fund*                          n/a                      n/a
ABN AMRO/TAMRO Small Cap Fund*                                n/a                      n/a
ABN AMRO/Veredus Aggressive Growth Fund                    18,568                   82,947
ABN AMRO/Veredus SciTech Fund*                                n/a                      860
ABN AMRO/Montag & Caldwell Balanced Fund                  122,384                  183,095
ABN AMRO/Chicago Capital Balanced Fund                    157,773                  178,014
ABN AMRO/Chicago Capital Bond Fund                         93,681                   85,456
ABN AMRO/Chicago Capital Municipal Bond Fund               15,839                   15,895
ABN AMRO/Chicago Capital  Money Market Fund               167,945                  213,556

* ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000. ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO Small Cap Fund commenced operations November 30, 2000.

                                                                 ADMINISTRATIVE FEES
                                                   ----------------------------------------------
FUND                                               FYE DECEMBER 31, 1999    FYE DECEMBER 31, 2000
-----                                              ---------------------    ---------------------
ABN AMRO Value Fund                                       $296,825                $253,521
ABN AMRO Growth Fund                                       329,450                 370,077
ABN AMRO Small Cap Fund                                    106,521                 149,095
ABN AMRO International Equity Fund                         280,317                 352,751
ABN AMRO Asian Tigers Fund                                 107,810                 105,803
ABN AMRO Latin America Equity Fund                          75,075                  87,054
ABN AMRO Real Estate Fund                                    7,837                  36,115
ABN AMRO Treasury Money Market Fund                        255,449                 226,187
ABN AMRO Government Money Market Fund                      398,131                 456,427
ABN AMRO Money Market Fund                                 948,217                 571,319
ABN AMRO Tax-Exempt Money Market Fund                      255,469                 381,145
ABN AMRO Institutional Prime Money Market Fund                  11                 405,980


THE SUB-ADMINISTRATOR


         PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAFS pursuant to a Sub-Administration and Accounting Services Agreement dated April 1, 2000, as amended to date. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.


         As Sub-Administrator PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

         As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

     SUB-ADMINISTRATION FEES

       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------
         0.045%                        Up to $2 billion
          .04%         At least $2 billion but not more than $3 billion
          .03%         At least $3 billion but not more than $8 billion
        0.025%         At least $8 billion but not more than $12 billion
         0.02%                         Over $12 billion


         The Sub-Administrator also receives custody liaison fees paid by the Administrator in the amount of $10,000 per portfolio per year.


THE DISTRIBUTOR

         ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001. Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. Effective January 2, 2001, PFPC Distributors, Inc., an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.

         The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least sixty days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the

1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).


DISTRIBUTION PLANS

         The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N and Class S shares of each Fund, with the exception of ABN AMRO/Chicago Capital Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

         Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

         To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plans. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plans.


         Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2001, are set forth below.


                                                                          12b-1 PLAN EXPENSES
                                                        --------------------------------------------------------------
                                                                     DISTRIBUTION    COMPENSATION TO   COMPENSATION TO
              FUND - CLASS N SHARES*                    PRINTING       SERVICES      BROKER DEALERS    SALES PERSONNEL
              ---------------------                     --------     ------------    ---------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund                   $31,112         $52,897        $1,895,094         $ 356,352
ABN AMRO/Chicago Capital Growth Fund                      20,177          39,319           595,247           123,376
ABN AMRO/Talon Mid Cap Fund                                2,084           3,282            25,604             3,860
ABN AMRO/Chicago Capital Small Cap Value Fund              2,559           4,244            36,308             9,808
ABN AMRO/TAMRO Large Cap Value Fund                          121             198               560             2,633
ABN AMRO/TAMRO Small Cap Fund                                 67             107               730               972
ABN AMRO/Veredus Aggressive Growth Fund                   14,111          20,394           301,119            66,196
ABN AMRO/Veredus SciTech Fund                                119             212               943               783
ABN AMRO/Montag & Caldwell Balanced Fund                   4,627          11,707           207,996            53,947
ABN AMRO/Chicago Capital Balanced Fund                    17,935          34,518           302,020            35,995
ABN AMRO/Chicago Capital Bond Fund                         4,706          10,296           176,279            58,941
ABN AMRO/Chicago Capital Municipal Bond Fund               1,203           1,862             6,282                 1
ABN AMRO Treasury Money Market Fund                           --              --            32,061                --
ABN AMRO Government Money Market Fund                         --              --            96,856                --
ABN AMRO Money Market Fund                                    --              --           325,281                --
ABN AMRO Tax-Exempt Money Market Fund                         --              --            84,905                --
ABN AMRO Value Fund                                           --              --            28,298               203
ABN AMRO Growth Fund                                          --              --            43,145               290
ABN AMRO Small Cap Fund                                       --              --            12,975               104

                                                                     DISTRIBUTION    COMPENSATION TO   COMPENSATION TO
              FUND - CLASS N SHARES*                    PRINTING       SERVICES      BROKER DEALERS    SALES PERSONNEL
              ---------------------                     --------     ------------    ---------------   ---------------
ABN AMRO International Equity Fund                            --              --            19,599               135
ABN AMRO Real Estate Fund                                     --              --               313                28
ABN AMRO Asian Tigers Fund                                    --              --               559                20
ABN AMRO Latin America Equity Fund                            --              --               564                17




              FUND - CLASS N SHARES*                 MARKETING     SERVICE PROVIDERS        TOTAL
              ----------------------                 ---------     -----------------     ----------
ABN AMRO/Montag & Caldwell Growth Fund                $323,683          $11,624          $2,670,762
ABN AMRO/Chicago Capital Growth Fund                   457,123           47,207           1,282,449
ABN AMRO/Talon Mid Cap Fund                             50,777            1,137              86,744
ABN AMRO/Chicago Capital Small Cap Value Fund           45,168            8,125             106,212
ABN AMRO/TAMRO Large Cap Value Fund                      3,742               11               7,265
ABN AMRO/TAMRO Small Cap Fund                            1,833                9               3,718
ABN AMRO/Veredus Aggressive Growth Fund                176,560           19,555             597,935
ABN AMRO/Veredus SciTech Fund                            4,301                6               6,364
ABN AMRO/Montag & Caldwell Balanced Fund                79,385            3,833             361,495
ABN AMRO/Chicago Capital Balanced Fund                 284,628           75,164             750,260
ABN AMRO/Chicago Capital Bond Fund                     117,152           13,323             380,697
ABN AMRO/Chicago Capital Municipal Bond Fund             9,538               --              18,886
ABN AMRO Treasury Money Market Fund                         86               --              32,147
ABN AMRO Government Money Market Fund                       86               --              96,942
ABN AMRO Money Market Fund                                  86               --             325,367
ABN AMRO Tax-Exempt Money Market Fund                       86               --              84,991
ABN AMRO Value Fund                                      3,069               --              31,570
ABN AMRO Growth Fund                                     3,228               --              46,663
ABN AMRO Small Cap Fund                                  2,888               --              15,967
ABN AMRO International Equity Fund                       2,945               --              22,679
ABN AMRO Real Estate Fund                                3,389               --               3,730
ABN AMRO Asian Tigers Fund                               2,736               --               3,315
ABN AMRO Latin America Equity Fund                       1,768               --               2,349



*    ABN AMRO/Veredus Select Growth Fund commenced operations on
     December 31, 2001.


SHAREHOLDER SERVICING PLAN

         The Trust has adopted a shareholder servicing plan for the Class S and Class YS Shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub- accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. Currently, the Distributor is waiving, on a voluntary basis, its shareholder servicing fee for the following Money Market Funds. After waivers, the Funds are paying shareholder servicing fees in the following amounts:


FUND                                                    NET FEES
----                                                    --------
ABN AMRO Money Market Fund                              $141,705

ABN AMRO Government Money Market Fund                     27,971

ABN AMRO Tax-Exempt Money Market Fund                         --

ABN AMRO Treasury Money Market Fund                           --

ABN AMRO Institutional Prime Money Market Fund           176,137

         It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

CUSTODIANS

         Deutsche Bank/Bankers Trust Company ("Deutsche Bank"), 130 Liberty Street, New York, New York 10006 serves as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund.


         J.P. Morgan Chase & Company ("J.P. Morgan Chase") 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245, serves as custodian of the Trust's assets, pursuant to a Custodian Agreement for ABN AMRO Growth Fund, ABN AMRO Value Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund, ABN AMRO Real Estate Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund.


         Under such Agreements, Deutsche Bank and J.P. Morgan Chase each: (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND AUDITORS

         Vedder, Price, Kaufman & Kammholz, with offices at 222 North LaSalle Street, Chicago, IL 60601, serve as counsel to the Trust.


         Ernst & Young, LLP, with offices at Sears Tower, 233 South Wacker Drive, Chicago, IL 60606, are the Trust's independent auditors.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisers or Sub-Advisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Advisers or Sub-Advisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.


         The Trust attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Advisers or Sub-Advisers, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.


         The Investment Advisers or Sub-Advisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisers or Sub-Advisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisers or Sub-Advisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisers or Sub-Advisers, however, the results of such procedures will generally be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.



                                                    BROKERAGE COMMISSIONS
                                                    ---------------------
                  FUND                              FYE OCTOBER 31, 2001
                  ----                              --------------------
ABN AMRO/Chicago Capital Growth Fund                     $  290,205
ABN AMRO Growth Fund                                        125,358
ABN AMRO/Montag & Caldwell Growth Fund                    3,019,938
ABN AMRO/TAMRO Large Cap Value Fund                          16,186
ABN AMRO Value Fund                                         170,961
ABN AMRO/Talon Mid Cap Fund                                 144,174
ABN AMRO/Chicago Capital Small Cap Value Fund               318,478
ABN AMRO/TAMRO Small Cap Fund                                16,683
ABN AMRO Small Cap Fund                                      97,492
ABN AMRO/Veredus Aggressive Growth Fund                   1,062,545
ABN AMRO/Montag & Caldwell Balanced Fund                    248,482
ABN AMRO/Chicago Capital Balanced Fund                       84,327
ABN AMRO Asian Tigers Fund                                   42,498
ABN AMRO International Equity Fund                          146,122
ABN AMRO Latin America Equity Fund                          109,212
ABN AMRO Real Estate Fund                                    11,481
ABN AMRO/Veredus SciTech Fund                                 5,391
ABN AMRO/Chicago Capital Bond Fund                              n/a
ABN AMRO/Chicago Capital Municipal Bond Fund                    n/a
ABN AMRO/Chicago Money Market Fund                              n/a
ABN AMRO Money Market Fund                                      n/a
ABN AMRO Government Money Market Fund                           n/a
ABN AMRO Treasury Money Market Fund                             n/a
ABN AMRO Tax-Exempt Money Market Fund                           n/a

         For the fiscal year ended October 31, 2000 and October 31, 1999, the Funds listed below paid the following brokerage fees:

                                                                        BROKERAGE COMMISSIONS
                                                               ------------------------------------------
                            FUND                               FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999
                            ----                               --------------------   --------------------
ABN AMRO/Montag & Caldwell Growth Fund                              $3,003,964            $1,716,450
ABN AMRO/Chicago Capital Growth Fund                                   141,627               256,176
ABN AMRO/Talon Mid Cap Fund                                            112,852                94,685
ABN AMRO/Chicago Capital Small Cap Value Fund                          416,369               285,009
ABN AMRO/Veredus Aggressive Growth Fund                                371,995                52,394
ABN AMRO/Veredus SciTech Fund*                                           1,066                   N/a
ABN AMRO/Montag & Caldwell Balanced Fund                               257,298               103,697
ABN AMRO/Chicago Capital Balanced Fund                                  57,711                80,255
ABN AMRO/Chicago Capital Bond Fund                                         n/a                   n/a
ABN AMRO/Chicago Capital Municipal Bond Fund                               n/a                   n/a
ABN AMRO/Chicago Capital Money Market Fund                                 n/a                   n/a

*    ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

         For the fiscal year ended December 31, 2000, the Funds listed below paid the following brokerage fees:

                                                                                        % OF TOTAL
                                                           TOTAL $                        BROKERAGE        TOTAL $
                                                          AMOUNT OF     % OF TOTAL OF    TRANSACTIONS       AMOUNT
                                          TOTAL $         BROKERAGE       BROKERAGE        EFFECTED      OF BROKERAGE
                                         AMOUNT OF       COMMISSIONS     COMMISSIONS       THROUGH       COMMISSIONS
                                         BROKERAGE         PAID TO         PAID TO        AFFILIATED       PAID FOR
                                        COMMISSIONS      AFFILIATES      AFFILIATES        BROKERS        RESEARCH
                FUND                    PAID IN 2000       IN 2000         IN 2000         IN 2000         IN 2000
                ----                    ------------     -----------    -------------   -------------    -------------
ABN AMRO Value Fund                       $237,822          $  --            0.00%           0.00%         $311,082
ABN AMRO Growth Fund                       121,152             --            0.00%           0.00%          225,128
ABN AMRO Small Cap Fund                    135,803             --            0.00%           0.00%+         100,920
ABN AMRO International Equity Fund         284,630             --            0.00%           0.00%          156,883
ABN AMRO Asian Tigers Fund                 231,050             --            0.00%           0.00%          193,362
ABN AMRO Latin America Equity Fund         174,919             --            0.00%           0.00%          100,151
ABN AMRO Real Estate Fund                   27,308             --            0.00%           0.00%            4,520
ABN AMRO Money Market Fund                      --             --            0.00%           0.00%               --
ABN AMRO Government Money Market Fund           --             --            0.00%           0.00%               --
ABN AMRO Treasury Money Market Fund             --             --            0.00%           0.00%               --
ABN AMRO Tax-Exempt Money Market Fund           --             --            0.00%           0.00%               --

+    Less than 1%.

         For the fiscal year ended December 31, 1999 the Funds listed below paid the following brokerage fees:

                                               TOTAL $ AMOUNT OF       TOTAL $ AMOUNT OF
                                             BROKERAGE COMMISSION    BROKERAGE COMMISSIONS
                                                    PAID IN          PAID TO AFFILIATES IN
                                             ---------------------   ----------------------
              FUND                                   1999                     1999
              ----                           ---------------------   ----------------------
ABN AMRO Value Fund                                $349,120                 $   --
ABN AMRO Growth Fund                                295,818                     --
ABN AMRO Small Cap Fund                             114,492                     --
ABN AMRO International Equity Fund                  198,322                     --
ABN AMRO Asian Tigers Fund                          226,807                     --
ABN AMRO Latin America Equity Fund                  176,092                     --
ABN AMRO Real Estate Fund                             6,465                     --
ABN AMRO Money Market Fund                               --                     --
ABN AMRO Government Money Market Fund                    --                     --
ABN AMRO Treasury Money Market Fund                      --                     --
ABN AMRO Tax-Exempt Money Market Fund                    --                     --

         The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of a Fund's Adviser are brokers in the ABN AMRO International brokerage network. In addition, certain Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.


         As of October 31, 2001, the following Funds owned securities of the their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:



                 FUND                                        BROKER DEALER                  MARKET VALUE
                 ----                                        -------------                  ------------
ABN AMRO/Chicago Capital Growth Fund                Bank One Corp.                          $ 25,640,000
                                                    Mellon Financial Corp.                  $  8,568,000
                                                    Charles Schwab Corp.                    $  4,360,923

ABN AMRO Growth Fund                                J.P. Morgan Chase & Co.                 $ 10,326,297
                                                    State Street Bank & Trust               $  3,552,120
                                                    Wachovia Bank                           $  3,043,040
                                                    Morgan Stanley Dean Witter & Co.        $  2,964,552
                                                    Lehman Brothers Holdings Inc.           $  1,836,324

ABN AMRO/Montag & Caldwell Growth Fund              Bank of New York                        $ 53,212,046

ABN AMRO/TAMRO Large Cap Value Fund                 Morgan Stanley Dean Witter & Co.        $     78,272
                                                    Merrill Lynch & Co.                     $     60,101

ABN AMRO Value Fund                                 J.P. Morgan Chase & Co.                 $  3,427,663
                                                    Bank of America                         $  2,442,186
                                                    Merrill Lynch & Co.                     $  1,403,091
                                                    Wachovia Bank                           $    929,500
                                                    Bank One Corp.                          $    750,094
                                                    Morgan Stanley Dean Witter & Co.        $    719,124
                                                    Lehman Brothers Holdings Inc.           $    712,044

ABN AMRO/Chicago Capital Small Cap Value Fund       Bank One Corp.                          $  3,976,000

ABN AMRO/Veredus Aggressive Growth Fund             Morgan Stanley Dean Witter & Co.        $ 15,243,770

ABN AMRO Real Estate Fund                           Morgan Stanley Dean Witter & Co.        $    172,776

ABN AMRO/Veredus SciTech Fund                       Morgan Stanley Dean Witter & Co.        $      4,917

ABN AMRO/Chicago Capital Balanced Fund              Bank One Corp.                          $ 41,129,000
                                                    Mellon Financial Corp.                  $  3,326,400
                                                    Charles Schwab Corp.                    $  2,270,744

ABN AMRO/Montag & Caldwell Balanced Fund            Bank of New York                        $  5,030,079
                                                    Merrill Lynch & Co.                     $  4,618,067
                                                    Salomon Smith Barney Inc.               $    512,613

ABN AMRO/Chicago Capital Bond Fund                  Bank One Corp.                          $ 23,262,000

ABN AMRO/Chicago Capital Municipal Bond Fund        Goldman Sachs Group, Inc.               $  1,776,435

ABN AMRO Institutional Prime Money Market Fund      J.P. Morgan Chase & Co.                 $299,351,684
                                                    Morgan Stanley Dean Witter & Co.        $ 88,730,895

ABN AMRO Government Money Market Fund               UBS Warburg                             $119,987,410
                                                    J.P. Morgan Chase & Co.                 $ 87,353,169
                                                    Morgan Stanley Dean Witter & Co.        $ 67,094,634

ABN AMRO Money Market Fund                          J.P. Morgan Chase & Co.                 $  8,269,730
                                                    Morgan Stanley Dean Witter & Co.        $  7,880,974
                                                    UBS Warburg                             $  4,745,880

ABN AMRO Treasury Money Market Fund                 Morgan Stanley Dean Witter & Co.        $ 49,103,718
                                                    J.P. Morgan Chase & Co.                 $ 37,840,912
                                                    UBS Warburg                             $ 29,856,115

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO Small Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are generally treated as capital gain dividends for Federal income tax purposes.

         The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                              DESCRIPTION OF SHARES

The table below summarizes that class(es) of shares that each Fund offers.


FUND                                                    CLASS N     CLASS I     CLASS S     CLASS Y     CLASS YS
----                                                    -------     -------     -------     -------     --------
ABN AMRO/Montag & Caldwell Growth Fund                     o           o
ABN AMRO/Chicago Capital Growth Fund                       o           o
ABN AMRO/TAMRO Large Cap Value Fund                        o
ABN AMRO Talon Mid Cap Fund                                o
ABN AMRO/Veredus Aggressive Growth Fund                    o           o
ABN AMRO/Veredus Select Growth Fund                        o
ABN AMRO/Chicago Capital Small Cap Value Fund              o
ABN AMRO/TAMRO Small Cap Fund                              o
ABN AMRO/Veredus SciTech Fund                              o
ABN AMRO/Montag & Caldwell Balanced Fund                   o           o
ABN AMRO/Chicago Capital Balanced Fund (1)                 o           o
ABN AMRO/Chicago Capital Bond Fund                         o           o
ABN AMRO/Chicago Capital Municipal Bond Fund               o
ABN AMRO/Chicago Capital Money Market Fund                 o
ABN AMRO Growth Fund                                       o
ABN AMRO Value Fund                                        o
ABN AMRO Small Cap Fund                                    o
ABN AMRO International Equity Fund                         o
ABN AMRO Asian Tigers Fund                                 o
ABN AMRO Latin America Equity Fund                         o
ABN AMRO Real Estate Fund                                  o
ABN AMRO Treasury Money Market Fund                                    o           o
ABN AMRO Government Money Market Fund                                  o           o
ABN AMRO Tax-Exempt Money Market Fund                                  o           o
ABN AMRO Money Market Fund                                             o           o
ABN AMRO Institutional Prime Money Market Fund                                                 o           o
ABN AMRO Institutional Treasury Money Market Fund(2)                                           o           o
ABN AMRO Institutional Government Money Market Fund(2)                                         o           o



(1) As of the date of this SAI, sales of shares of ABN AMRO/Chicago Capital Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

(2)  This Fund has not commenced operations.

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are five classes of shares issued by the Funds of the Trust. Class N, I, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class Y and Class YS shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS

                                                             MINIMUM INITIAL
CLASS N SHARES                                                  INVESTMENT
                                                             ---------------
ABN AMRO/Montag & Caldwell Growth Fund                             $2,500
ABN AMRO/Montag & Caldwell Balanced Fund                           $2,500
ABN AMRO/Chicago Capital Growth Fund                               $2,500
ABN AMRO/Talon Mid Cap Fund                                        $2,500
ABN AMRO/Chicago Capital Small Cap Value Fund                      $2,500
ABN AMRO/Chicago Capital Balanced Fund                             $2,500
ABN AMRO/Chicago Capital Bond Fund                                 $2,500
ABN AMRO/Chicago Capital Municipal Bond Fund                       $2,500
ABN AMRO/Chicago Capital Money Market Fund                         $2,500
ABN AMRO/Veredus Aggressive Growth Fund                            $2,500
ABN AMRO/Veredus Select Growth Fund                                $2,500
ABN AMRO/Veredus SciTech Fund                                      $2,500
ABN AMRO/TAMRO Large Cap Value Fund                                $2,500
ABN AMRO/TAMRO Small Cap Fund                                      $2,500
ABN AMRO Growth Fund                                               $2,500
ABN AMRO Value Fund                                                $2,500
ABN AMRO Small Cap Fund                                            $2,500
ABN AMRO International Equity Fund                                 $2,500
ABN AMRO Asian Tigers Fund                                         $2,500
ABN AMRO Latin America Equity Fund                                 $2,500
ABN AMRO Real Estate Fund                                          $2,500

                                                             MINIMUM INITIAL
CLASS I SHARES                                                 INVESTMENT
                                                             ---------------
Montag & Caldwell Growth Fund                                    $5 million
Montag & Caldwell Balanced Fund                                  $1 million
ABN AMRO/Chicago Capital Bond Fund                               $2 million
ABN AMRO/Chicago Capital Growth Fund                             $5 million
ABN AMRO/Chicago Capital Balanced Fund*                          $1 million
ABN AMRO/Veredus Aggressive Growth Fund                          $2 million
ABN AMRO Treasury Money Market Fund                              $1 million
ABN AMRO Government Money Market Fund                            $1 million
ABN AMRO Tax-Exempt Money Market Fund                            $1 million
ABN AMRO Money Market Fund                                       $1 million

                                                             MINIMUM INITIAL
CLASS S SHARES                                                 INVESTMENT
                                                             ---------------
ABN AMRO Treasury Money Market Fund                                $2,500
ABN AMRO Government Money Market Fund                              $2,500
ABN AMRO Tax-Exempt Money Market Fund                              $2,500
ABN AMRO Money Market Fund                                         $2,500

                                                             MINIMUM INITIAL
CLASS Y SHARES                                                 INVESTMENT
                                                             ---------------
ABN AMRO Institutional Prime Money Market Fund                 $5 million
ABN AMRO Institutional Government Money Market Fund            $5 million
ABN AMRO Institutional Treasury Money Market Fund              $5 million

                                                             MINIMUM INITIAL
CLASS YS SHARES                                                INVESTMENT
                                                             ---------------

ABN AMRO Institutional Prime Money Market Fund                 $5 million
ABN AMRO Institutional Government Money Market Fund*           $5 million
ABN AMRO Institutional Treasury Money Market Fund*             $5 million

*    Currently, not an active class for this Fund


         For Class N shares, there is a $50 minimum subsequent investment. There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

VOTING RIGHTS

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N and Class S shares have exclusive voting rights with respect to the distribution plans. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

         The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

         Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to:

insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers", costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, SEC registration fees and state "blue sky" fees incurred by a specific class, litigation or other legal expenses relating to a specific class, expenses incurred as a result of issues relating to a specific class and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.


                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         The securities held in the portfolio of the Money Market Funds, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.


         A Money Market Fund's use of amortized cost and the maintenance of such Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.



         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Sub-Advisers in accordance with guidelines adopted by the Board of Trustees.


                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.


         Dividends paid by Funds with more than one class of shares are calculated in the same manner and at the same time for each class. Each class of shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.


                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

         The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

         In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION


         Income received by ABN AMRO International Equity Fund, ABN AMRO Asian Tigers Fund and ABN AMRO Latin America Equity Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.


         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes. The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

TAX-EXEMPT FUNDS

         ABN AMRO Tax-Exempt Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Funds' net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

         Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

         Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

         Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATIONS

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                            1
                                           ---
Average Annual Total Return =       (ERV)   n    - 1
                                     ---
                                      P

Where:         ERV   =  ending redeemable value at the end of the period
                        covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

               P     =  hypothetical initial payment of $1,000

               n     =  period covered by the computation, expressed in terms
                        of years

               T     =  average annual total return

         The Funds that compute their average annual total return - after taxes on distributions for a class of shares do so by determining the average annual compounded rate of return after taxes and distributions during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions but not after taxes on redemption according to the following formula:
                                                                      n
Average Annual Total Return - After Taxes on Distributions =  P(1 + T) = ATV
                                                                            D


Where:         P     =  a hypothetical initial payment of $1,000

               T     =  average annual total return (after taxes on
                        distributions)

               n     =  period covered by the computation, expressed in terms
                        of years

               ATV   =  ending value of a hypothetical $1,000 payment made at
                  D     the beginning of the 1-, 5-, 10-year periods or at
                        the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

         The Funds that compute their average annual total return - after taxes on distributions and redemptions for a class of shares do so by determining the average annual compounded rate of return after taxes and distributions and sale of Fund shares during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions and redemptions but not after taxes on redemption according to the following formula:

Average Annual Total Return - After                       n
Taxes on Distributions and Sale of Fund Shares =  P(1 + T)  = ATV
                                                                 DR

Where:         P     =  a hypothetical initial payment of $1,000

               T     =  average annual total return (after taxes on
                        distributions and sale of Fund shares)

               n     =  period covered by the computation, expressed in terms
                        of years

               ATV   =  ending value of a hypothetical $1,000 payment made at
                  DR    the  beginning of the 1-, 5-, 10-year periods or at
                        the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions and sale of Fund shares

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                    ---
                                     P

Where:         ERV   =  ending redeemable value at the end of the period
                        covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

               P     =  hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds that quote such performance were as follows for the periods shown:


                          AVERAGE ANNUAL TOTAL RETURNS (%)
                          --------------------------------
                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
      FUND BY CLASS+        INCEPTION DATE     10/31/01      10/31/01       10/31/01
      --------------        --------------     --------      ----------     --------
ABN AMRO/CHICAGO
CAPITAL GROWTH FUND -
CLASS N                        12/13/93

Return Before Taxes:                            (25.95)%        12.17%       14.72%

Return After Taxes on
Distributions:                                  (27.56)%        10.60%       13.55%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (13.66)%        10.06%       12.51%

                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO/CHICAGO CAPITAL
GROWTH FUND - CLASS I          7/31/00

Return Before Taxes:                           (25.78)%       (16.09)%

Return After Taxes on
Distributions:                                 (27.38)%       (17.53)%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                (13.56)%       (12.27)%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
ABN AMRO GROWTH
FUND - CLASS N                 1/4/93

Return Before Taxes:                           (36.53)%         4.32%          8.04%

Return After Taxes on
Distributions:                                 (37.23)%         2.27%          6.06%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                (21.24)%         3.56%          6.31%




                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
ABN AMRO/MONTAG &
CALDWELL GROWTH
FUND - CLASS N                  11/2/94

Return Before Taxes:                           (17.37)%        10.80%         16.22%

Return After Taxes on
Distributions:                                 (19.57)%         9.77%         15.42%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (7.84)%         9.08%         14.00%

                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
MONTAG & CALDWELL
GROWTH FUND - CLASS I           6/28/96

Return Before Taxes:                           (17.16)%        11.13%         12.31%

Return After Taxes on
Distributions:                                 (19.44)%        10.07%         11.31%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (7.75)%         9.34%         10.38%



                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO/TAMRO LARGE CAP
VALUE FUND - CLASS N          11/30/00

Return Before Taxes:                              N/A            N/A

Return After Taxes on
Distributions:                                    N/A            N/A

Return After Taxes on
Distributions and Sale
of Fund Shares:                                   N/A            N/A



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
ABN AMRO VALUE
FUND - CLASS N                  1/4/93

Return Before Taxes:                           (19.62)%         5.31%          8.72%

Return After Taxes on
Distributions:                                 (19.90)%         2.14%          6.08%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                (11.84)%         3.88%          6.57%

                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
ABN AMRO/TALON MID CAP
FUND - CLASS N                 9/19/94

Return Before Taxes:                             3.42%          11.93%        15.04%

Return After Taxes on
Distributions:                                  (0.90)%          9.27%        12.68%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                  4.83%           8.91%        11.79%



                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01
                            --------------     --------      ---------
ABN AMRO/CHICAGO
CAPITAL SMALL CAP
VALUE FUND - CLASS N          11/10/98

Return Before Taxes:                             7.59%          5.60%

Return After Taxes on
Distributions:                                   5.70%          4.86%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                  4.66%          4.15%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
ABN AMRO SMALL CAP
FUND - CLASS N                1/4/93

Return Before Taxes:                           (16.88)%         4.96%          6.66%

Return After Taxes on
Distributions:                                 (17.65)%         2.84%          5.22%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (9.95)%         3.35%          5.02%

                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO/TAMRO SMALL CAP
FUND - CLASS N                 11/30/00

Return Before Taxes:                              N/A           N/A
                                                  N/A           N/A
Return After Taxes on
Distributions:
                                                  N/A           N/A
Return After Taxes on
Distributions and Sale of
Fund Shares:



                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO/VEREDUS
AGGRESSIVE FUND -CLASS N        6/30/98

Return Before Taxes:                           (10.08)%        28.24%

Return After Taxes on
Distributions:                                 (14.80)%        24.41%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (5.75)%        21.74%



                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO REAL
ESTATE FUND - CLASS N         12/30/97

Return Before Taxes:                             7.89%          2.04%

Return After Taxes on
Distributions:                                   6.20%          0.31%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                  4.80%          0.72%

                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO/VEREDUS SCITECH
FUND - CLASS N                 6/30/00

Return Before Taxes:                           (14.49)%       (18.21)%

Return After Taxes on
Distributions:                                 (14.75)%       (18.44)%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (8.81)%       (14.57)%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
ABN AMRO/CHICAGO CAPITAL
BALANCED FUND - CLASS N        9/21/95
Return Before Taxes:                           (13.41)%        10.66%         11.70%

Return After Taxes on
Distributions:                                 (16.02)%         8.42%          9.64%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (6.24)%         8.14%          9.09%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01       10/31/01
                            --------------     --------      ----------     --------
ABN AMRO/MONTAG
& CALDWELL BALANCED
FUND - CLASS N                 11/2/94

Return Before Taxes:                            (6.34)%         9.88%         13.24%

Return After Taxes on
Distributions:                                  (7.74)%         7.92%         11.53%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (3.20)%         7.47%         10.53%

                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
MONTAG & CALDWELL
BALANCED FUND - CLASS I        12/31/98

Return Before Taxes:                            (6.13)%         0.96%

Return After Taxes on
Distributions:                                  (7.63)%        (0.37)%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                 (3.07)%         0.45%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     ---------
ABN AMRO ASIAN
TIGERS FUND - CLASS N           1/3/94

Return Before Taxes:                           (29.96)%        (14.95)%        (8.25)%

Return After Taxes on
Distributions:                                 (29.96)%        (15.00)%        (8.35)%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                (18.24)%         11.08%        (6.17)%



                                                                                SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED          THROUGH
                            INCEPTION DATE     10/31/01       10/31/01       10/31/01
                            --------------     --------      ----------     ---------
ABN AMRO INTERNATIONAL
EQUITY FUND - CLASS N          1/4/93

Return Before Taxes:                           (32.41)%        0.49%           5.57%

Return After Taxes on
Distributions:                                 (34.14)%       (0.83)%          4.69%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                (17.30)%        0.76%           4.80%

                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     ---------
ABN AMRO LATIN AMERICA
EQUITY FUND - CLASS N          6/28/96

Return Before Taxes:                           (30.91)%       (1.58)%        (1.95)%

Return After Taxes on
Distributions:                                 (31.50)%       (2.37)%        (2.68)%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                (17.96)%       (1.40)%        (1.67)%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     ---------
ABN AMRO/CHICAGO CAPITAL
BOND FUND - CLASS N           12/13/93

Return Before Taxes:                            13.09%         7.45%          6.84%

Return After Taxes on
Distributions:                                  10.37%         4.83%          4.27%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                  7.86%         4.65%          4.17%



                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO/CHICAGO CAPITAL
BOND FUND - CLASS I            7/31/00

Return Before Taxes:                            13.36%        12.83%

Return After Taxes on
Distributions:                                  10.53%         9.98%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                  8.02%         8.80%

                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     --------
ABN AMRO/CHICAGO CAPITAL
MUNICIPAL BOND FUND -
CLASS N                       12/13/93

Return Before Taxes:                            10.09%          5.31%          4.72%

Return After Taxes on
Distributions:                                  10.09%          5.31%          4.72%

Return After Taxes on
Distributions and Sale
of Fund Shares:                                  8.04%          5.15%          4.60%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     --------
ABN AMRO/CHICAGO
CAPITAL MONEY MARKET
FUND - CLASS N                 12/14/93          4.40%         5.09%          4.99%




                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     --------
ABN AMRO GOVERNMENT MONEY
MARKET FUND - CLASS I           1/4/93           4.66%         5.19%          4.83%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     --------
ABN AMRO GOVERNMENT MONEY
MARKET FUND - CLASS S          4/22/93           4.32%         4.87%          4.60%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     --------
ABN AMRO MONEY MARKET
FUND - CLASS I                 1/4/93            4.75%         5.29%          4.91%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     --------

ABN AMRO MONEY MARKET
FUND - CLASS S                 3/31/93           4.37%         4.93%          4.64%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     --------
ABN AMRO TAX-EXEMPT MONEY
MARKET FUND - CLASS I          1/4/93            2.85%         3.23%          3.03%

                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     ---------
ABN AMRO TAX-EXEMPT MONEY
MARKET FUND - CLASS S          3/24/93           2.60%         2.98%          2.79%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     ---------
ABN AMRO TREASURY MONEY
MARKET FUND - CLASS I          1/4/93            4.46%         4.91%          4.53%



                                                                              SINCE
                                               ONE YEAR      FIVE YEARS     INCEPTION
                                                ENDED          ENDED         THROUGH
                            INCEPTION DATE     10/31/01       10/31/01      10/31/01
                            --------------     --------      ----------     ---------
ABN AMRO TREASURY MONEY
MARKET FUND - CLASS S          3/25/93           4.20%         4.65%          4.31%



                                                               SINCE
                                               ONE YEAR      INCEPTION
                                                ENDED         THROUGH
                            INCEPTION DATE     10/31/01      10/31/01
                            --------------     --------      ---------
ABN AMRO INSTITUTIONAL
PRIME MONEY MARKET
FUND - CLASS Y                 12/28/99          4.85%         5.48%

ABN AMRO INSTITUTIONAL
PRIME MONEY MARKET
FUND - CLASS YS                06/30/00          4.59%         5.07%



+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to "ABN AMRO Funds". Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund and ABN AMRO Real Estate Fund received Class N shares. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively. Performance figures above prior to September 27, 2001 reflect the performance of each predecessor fund.

YIELD AND TAX-EQUIVALENT YIELD

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed

YIELDS OF MONEY MARKET FUNDS

         The yield of ABN/Chicago Capital Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of the money market Funds will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

YIELDS OF BOND FUNDS

         The yield of ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

                               6
         YIELD = 2 [(a - b + 1)  - 1]
                     -----
                      cd

Where:         a   =    dividends and interest earned during the period

               b   =    expenses accrued for the period (net of reimbursements)

               c   =    the average daily number of shares outstanding during
                        the period that were entitled to receive dividends

               d   =    maximum offering price per share on the last day of
                        the period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.


         For the seven-day period ended October 31, 2001, the ABN AMRO Money Market Funds' current, effective and tax-equivalent yields were as follows:



                                                                                7-DAY TAX             7-DAY TAX
                                                                  7-DAY      EQUIVALENT YIELD    EQUIVALENT EFFECTIVE
                                                      7-DAY     EFFECTIVE    AT A TAX RATE OF    YIELD AT A TAX RATE
                FUND                      CLASS+      YIELD       YIELD             36%                 OF 36%
ABN AMRO/Chicago Capital Money
Market Fund                                 N         2.13%       2.16%             N/A                  N/A

ABN AMRO Money Market Fund                  I         2.36%       2.39%             N/A                  N/A
                                            S         2.00%       2.02%             N/A                  N/A

ABN AMRO Government Money
Market Fund                                 I         2.47%       2.50%             N/A                  N/A
                                            S         2.13%       2.15%             N/A                  N/A


ABN AMRO Treasury Money
Market Fund                                 I         2.16%       2.19%             N/A                  N/A
                                            S         1.91%       1.93%             N/A                  N/A

ABN AMRO Tax-Exempt Money
Market Fund                                 I         1.85%       1.87%            2.89%                2.92%
                                            S         1.60%       1.62%            2.50%                2.53%

ABN AMRO Institutional Prime
Money Market Fund                           Y         2.58%       2.61%             N/A                  N/A
                                           YS         2.33%       2.35%             N/A                  N/A

ABN AMRO Institutional Treasury
Money Market Fund                           Y            *           *              N/A                  N/A
                                           YS            *           *              N/A                  N/A
ABN AMRO Institutional
Government Money Market Fund                Y            *           *              N/A                  N/A
                                           YS            *           *              N/A                  N/A




N/A-Not Applicable

+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to the "ABN AMRO Funds". Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively.

*    Not in operation during the period.

TAX-EQUIVALENT YIELD OF ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND

         The "tax-equivalent yield" of ABN AMRO/Chicago Capital Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from ABN AMRO/Chicago Capital Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment - tax free or taxable - will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield/(1.00 - 0.36 Tax Rate) = 5%/0.64 = 7.81% Tax Equivalent Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.


         For the 30-day period ended October 31, 2001, ABN AMRO/Chicago Capital Municipal Bond Fund had a tax-equivalent yield of 5.89% based on the tax-free yield of 3.77% shown above, and assuming a shareholder is at the 36% Federal income tax rate.


         Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

         ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund and ABN AMRO Real Estate Fund may also advertise a 30- day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period.

         For the thirty-day period ended October 31, 2001, the yield for ABN AMRO Real Estate Fund - Class N was 4.79%.

                              FINANCIAL STATEMENTS

         The Funds' audited Financial Statements for the fiscal year ended October 31, 2001 (except for ABN AMRO/Veredus Select Growth Fund, which did not commence operations during the period), including the report of Ernst & Young LLP, independent auditors, are incorporated by reference to the Trust's Annual Report as filed with the Securities and Exchange Commission. The Trust's Annual and Semi-Annual Reports are available upon request and without charge.

                                OTHER INFORMATION

         The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

    (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

    (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(b) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(c)      Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (5) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (6) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (7) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (8) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Small Cap Value Fund and TAMRO Capital Partners LLC are incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (9) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment
         No. 36 to the Registration Statement filed on December 28, 2001.

   (10) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (11) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Small Cap Fund is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (12) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO International Equity Fund is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (13) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Asian Tigers Fund is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (14) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Latin America Equity Fund is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (15) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on
         December 28, 2001.

   (16) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (17) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (18) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (19) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (20) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (21) Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 28, 2001 is filed herein as Exhibit (d)(21).


   (22) Sub-Investment Advisory Agreement for ABN AMRO/Chicago Trust Talon Fund between Chicago Capital Management, Inc. and Talon Asset Management, Inc. dated May 11, 2001 is incorporated herein by reference to Exhibit
         (d)(23) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (23) Sub-Investment Advisory Agreement for ABN AMRO Small Cap Fund between ABN AMRO Asset Management (USA) LLC and Delaware Management Company dated September 27, 2001 is incorporated herein by reference to Exhibit
         (d)(24) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.




   (25) Form of Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


(e)(1) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit
         (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(f)      Not applicable.

(g)(1) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated herein by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed on February 27, 1998.

   (2) Amendment No. 2 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 3 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (4) Form of Amendment No. 4 to the Custodian Agreement between Deutsche Bank/Bankers Trust Company and ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on September 28, 2001.


   (5) Global Custody Agreement between ABN AMRO Funds and The Chase Manhattan Bank, dated August 13, 1998, including all amendments is filed herein as Exhibit (g)(4).


(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (4) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (5) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 36 to the Registration Statement as filed on September 28, 2001.

   (6) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

   (7) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (8) Amendment No. 2 to the Administration is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (9) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (10) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (11) Amendment No. 5 to the Administration Agreement is filed herein as Exhibit(h)(11).


   (12) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (13) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (14) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (15) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (16) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit
         (h)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


(i)      (1)  Opinion of Vedder, Price, Kaufman and Kammholz is filed herein as
              Exhibit (i).

(j)      (1)  Consent of Ernst & Young LLP is filed herein as Exhibit (j)(1).

         (2)  Consent of KPMG LLP is filed herein as Exhibit (j)(2).



(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3)   Amended and Restated Distribution and Services Plan pursuant to
         Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (4) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (5) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(n)(1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(p)(1) Codes of Ethics of Montag & Caldwell, Inc., Talon Asset Management, Inc. and Veredus Asset Management LLC are incorporated by reference to Exhibit (p) to the Registration Statement as filed on April 14, 2000.

   (2) Code of Ethics of Alleghany Funds are incorporated by reference to Exhibit (p)(1) to the Registration Statement as filed on December 29, 2000.

   (3) Code of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (4) Code of Ethics of ABN AMRO Global Asset Management Directorate, ABN AMRO Global Asset Management Directorate - Netherlands and ABN AMRO Asset Management S.A. (Brazil) are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001

   (5) Code of Ethics of Massachusetts Financial Services Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (6) Code of Ethics of Delaware Management Company will be filed by amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

           Section 10.2 of the Registrant's Trust Instrument provides as follows:

           10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

           The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
           Section 10.2.

           Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

           Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

           10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  CHICAGO CAPITAL MANAGEMENT, INC.

           Chicago Capital Management, Inc. ("Chicago Capital Management") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Chicago Capital Management are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Chicago Capital Management during the past two years is incorporated by reference to Form ADV filed by Chicago Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).


         -------------------------------------------------------------------------------------------------------------
         NAME                         TITLE/                     OTHER BUSINESS
                              POSITION WITH ADVISER
         -------------------------------------------------------------------------------------------------------------
         Stuart D. Bilton             Chairman                   President and Director, Alleghany Asset Management,
                                                                 Inc.; President and Director, The Chicago Trust
                                                                 Co.; Director of each of the following entities:
                                                                 Montag & Caldwell, Inc., The Chicago Trust Company
                                                                 of California, Chicago Deferred Exchange
                                                                 Corporation, Chicago Deferred Exchange Corporation
                                                                 - CA, Alleghany Investment Services, Inc.;
                                                                 President and Chief Executive Officer, Blairlogie
                                                                 International LLC; Trustee, Alleghany Foundation;
                                                                 Manager, TAMRO Capital Partners LLC

         Seymour A. Newman            Executive Vice President   Executive Vice President and Chief Financial
                                      and Treasurer              Officer, Alleghany Asset Management, Inc.; Senior
                                                                 Vice President and Treasurer, The Chicago Trust
                                                                 Company; Director, Chief Financial Officer and
                                                                 Treasurer, Chicago Deferred Exchange Corporation;
                                                                 Director, Vice President, Chief Financial Officer,
                                                                 Secretary and Treasurer, The Chicago Trust Company
                                                                 of California; Director, Vice President, Chief
                                                                 Financial Officer, Secretary and Treasurer, Chicago
                                                                 Deferred Exchange Corporation - CA; Treasurer and
                                                                 Secretary, Alleghany Investment Services Inc.;
                                                                 Assistant Treasurer, Montag & Caldwell, Inc.;
                                                                 Senior Vice President, Chief Financial Officer and
                                                                 Treasurer, Blairlogie International LLC

         Frederick W. Engimann        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director

         Bernard F. Myszkowski        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director

         Carla Straeten Vorhees       Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director



B.  MONTAG & CALDWELL, INC.

           Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

           Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).



         Sandra M. Barker                 Vice President

         Janet B. Bunch                   Vice President

         Debra Bunde Reams                Vice President

         Ronald E. Canakaris              President, Chief Executive Officer, Chief Investment Officer and Director

         Elizabeth C. Chester             Senior Vice President and Secretary

         Tom Cross Brown                  Director

         Jane R. Davenport                Vice President

         James L. Deming                  Vice President

         Helen M. Donahue                 Vice President

         Marcia C. Dubs                   Assistant Vice President

         Katherine E. Ryan                Assistant Vice President

         Brion D. Friedman                Vice President

         Charles Jefferson Hagood         Vice President

         Richard W. Haining               Vice President

         Mark C. Hayes                    Vice President

         Lana M. Jordan                   Vice President and Director of Marketing

         Andrew W. Jung                   Vice President

         Rebecca M. Keister               Vice President

         William E. Long III              Vice President

         Charles E. Markwalter            Vice President

         Grover C. Maxwell III            Vice President

         Michael A. Nadal                 Vice President

         Solon P. Patterson               Chairman of the Board

         Carla T. Phillips                Assistant Vice President

         Brian W. Stahl                   Vice President and Treasurer

         M. Scott Thompson                Vice President

         Debbie J. Thomas                 Assistant Vice President

         David L. Watson                  Vice President

         William A. Vogel                 Senior Vice President

         Homer W. Whitman, Jr.            Senior Vice President

         John S. Whitney, III             Vice President


C.  VEREDUS ASSET MANAGEMENT LLC

           Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

           The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).



         Kenneth C. Anderson                Director

         Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                           Management, Inc.; Chairman, Chicago
                                                                           Capital Management, Inc.; Director of
                                                                           each of the following entities: Montag &
                                                                           Caldwell, Inc., The Chicago Trust Company
                                                                           of California, Chicago Deferred Exchange
                                                                           Corporation, Chicago Deferred Exchange
                                                                           Corporation - CA, Alleghany Investment
                                                                           Services, Inc.; President and




                                                                           Chief Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC

         James Houlton                      Vice President

         James R. Jenkins                   Director, Vice President and
                                            Chief Operating Officer

         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager

         Charles F. Mercer, Jr.             Vice President and Director
                                            of Research

         John S. Poole                      Vice President of Business
                                            Development

         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer


D. TAMRO CAPITAL PARTNERS LLC

           TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc..

           The directors and officers of the Trust's Investment Advisers and Sub-Investment Advisers are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).


           Ronald A. Marsilia                 Chief Executive Officer

           Philip Tasho                       Chief Investment Officer

           Danna Maller Rocque                Director of Marketing


E.  TALON ASSET MANAGEMENT, INC.

           Talon Asset Management, Inc. ("Talon") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Talon are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).



         NAME                         TITLE/
                                      POSITION WITH ADVISER
         Terry D. Diamond             Chairman and Director

         Sophia A. Erskine            Corporate Secretary & Assistant Portfolio Manager

         Barbara L. Rumminger         Treasurer

         Alan R. Wilson               President and Director

F.    MFS INSTITUTIONAL ADVISORS, INC.

           MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Arnold D. Scott                        Director and Senior Executive Vice
                                       President
James C. Baillie                       Director and President
Kevin R. Parke                         Director and Executive Vice
                                       President and CEO
Thomas J. Cashman, Jr.                 Director and Executive Vice
                                       President
Joseph W. Dello Russo                  Director, Executive Vice President
                                       and CFO and CAO
William W. Scott                       Director and Vice Chairman
Donald A. Stewart                      Director
C. James Prieur                        Director
William W. Stinson                     Director
Jeffrey L. Shames                      Chairman and CEO

G.    ABN AMRO ASSET MANAGEMENT (USA)

           ABN AMRO Asset Management (USA) LLP is a registered investment adviser providing investment management services to the Registrant. ABN AMRO Asset Management (USA) LLP is a member of the ABN AMRO group of companies.

           The directors and officers of ABN AMRO Asset Management (USA) LLP are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


NAME AND POSITION                   NAME OF                                             CONNECTION WITH
WITH INVESTMENT ADVISOR             OTHER COMPANY                                       OTHER COMPANY
-----------------------             -------------                                       -------------
Randall C. Hampton                  LaSalle Bank N.A.                           Executive Vice President
Board Member                        ABN AMRO Funds                              President, CEO
                                    ABN AMRO Fund Services, Inc.                Director, President

Robert Quinn                        None
Board Member

Daniel Shannon                      None
Board Member

Stuart Bilton                       ABN AMRO North America Newco                President
President, CEO                      The Chicago Trust Company                   President

Jon T. Ender                        None
Executive Vice President



Frederick Engimann                  Chicago Capital Management, Inc.            President
Senior Managing Director                                                        Managing Director, Fixed
                                                                                Income
                                    The Chicago Trust Company                   Senior Vice President

Carla Straeten Vorhees              Chicago Capital Management, Inc.            Executive Vice President
Senior Managing Director,                                                       Managing Director, Marketing
Marketing

Gary Anetsberger                    ABN AMRO Funds                              Group Senior Vice President
Group Senior Vice President         ABN AMRO Fund Services, Inc.                Director, Group Senior Vice President

Paul Becker                         LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President

William Finley                      LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President         Chicago Capital Management, Inc.            Group Senior Vice President

John Anderson                       Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Robert Antognoli                    LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

Patrick Bauer                       None
Senior Vice President

A.Wade Buckles                      None
Senior Vice President

Jac A. Cerney                       None
Senior Vice President

Nancy J. Holland                    None
Senior Vice President

Thomas Marthaler                    Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Kathryn L. Martin                   ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Senior Vice President

George S. McElroy, Jr.              None
Senior Vice President

Thomas F. McGrath                   None
Senior Vice President

Scott Moore                         None
Senior Vice President

Louis Pasquale                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Steven A. Smith                     ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Director, Senior Vice President




Daniel Strumphler                   None
Senior Vice President

Karen L. Van Cleave                 LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

David Valenti                       LaSalle Bank N.A.                           Senior Vice President
Senior Vice President

Todd Youngberg                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Michael T. Castino                  ABN AMRO Funds                              Vice President
First Vice President                ABN AMRO Fund Services, Inc.                First Vice President


John Erickson                       LaSalle Bank N.A.                           First Vice President
First Vice President

John Finley                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Rebecca Garces                      None
First Vice President

Frank Germack                       Chicago Capital Management, Inc.            First Vice President
First Vice President

Steve Haldi                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Susan Hudson                        None
First Vice President

Kevin Kehres                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Simon Reeves                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Tim Scanlan                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Roger Sullivan                      LaSalle Bank N.A.                           First Vice President
First Vice President

Edward Thommes                      None
First Vice President

Donald Wampach                      LaSalle Bank N.A.                           First Vice President
First Vice President

Larry Babyar                        LaSalle Bank N.A.                           Vice President
Vice President

James J. Baudendistel               LaSalle Bank N.A.                           Vice President
Vice President




Thomas Corr                         LaSalle Bank N.A.                           Vice President
Vice President

Dawn Daggy-Mangerson                Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Craig Dickson                       LaSalle Bank N.A.                           Vice President
Vice President

Martin L. Eisenberg                 ABN AMRO Bank N.V.                          Vice President
Vice President                      ABN AMRO Capital Markets Holding, Inc.      Vice President
                                    ABN AMRO Incorporated                       Vice President
                                    ABN AMRO Mortgage Corp.                     Vice President
                                    Netherlands Trading Society East, Inc.      Vice President
                                    Pine Tree Capital Holdings, Inc.            Vice President
                                    AMRO Securities, Inc.                       Vice President
                                    ABN AMRO North America Finance, Inc.        Vice President
                                    DBI Holdings, Inc.                          Vice President
                                    ABN AMRO North America, Inc.                Senior Vice President
                                    ABN AMRO Resource Management, Inc.          Vice President
                                    Danic Asset Management Corp.                Vice President
                                    National Asset Management                   Vice President
                                    SFH, Inc.                                   Vice President
                                    ABN AMRO Acceptance Corp.                   Vice President
                                    ABN AMRO Credit Corp.                       Vice President
                                    ABN AMRO Investment Services, Inc.          Vice President
                                    ABN AMRO Leasing, Inc.                      Vice President
                                    Cragin Financial Corp.                      Vice President
                                    Cragin Service Corp.                        Vice President
                                    Cumberland & Higgins, Inc.                  Vice President
                                    LaSalle  Bank, F.S.B.                       Vice President
                                    Lease Plan Illinois, Inc.                   Vice President
                                    LaSalle Financial Services, Inc.            Vice President
                                    LaSalle Home Mortgage Corporation           Vice President
                                    LaSalle National Corporation                Vice President
                                    ABN AMRO Capital (USA) Inc.                 Vice President
                                    Lease Plan North America, Inc.              Vice President
                                    ABN AMRO Information Technology             Vice President
                                    Services Company
                                    Lisle Corporation                           Vice President
                                    ABN AMRO Services Company, Inc.             Vice President
                                    LaSalle Bank National Association           Vice President
                                    LaSalle National Bancorp, Inc.              Vice President
                                    Amsterdam Pacific Corporation               Vice President
                                    LaSalle Trade Services Limited              Vice President
                                    CNBC Bancorp, Inc.                          Vice President
                                    ChiCorp. Commodity Finance, Inc.            Vice President
                                    ChiCorp. Commodities, Inc.                  Vice President
                                    Bluestone Private Equity Management, Inc.   Vice President
                                    Columbia Financial Services, Inc.           Vice President
                                    CNBC Development Corporation                Vice President
                                    CNBC Investment Corporation                 Vice President
                                    CNBC Leasing Corporation                    Vice President
                                    Sky Mortgage Company                        Vice President
                                    Sky Finance Company                         Vice President
                                    CNB Property Corporation                    Vice President
                                    Union Realty Mortgage Co., Inc.             Vice President
                                    ABN AMRO Fund Services, Inc.                Vice President


                                    LaSalle Bank N.A.                           Vice President
                                    LaSalle Distributors, Inc.                  Vice President
                                    LaSalle Community Development Corporation   Vice President
                                    Rob-Wal Investment Co.                      Vice President
                                    ENB Realty Co., Inc.                        Vice President
                                    LaSalle Trade Services Corporation          Vice President
                                    LaSalle National Leasing Corporation        Vice President
                                    LaSalle Business Credit, Inc.               Vice President
                                    European American Bank                      Vice President
                                    Cityspire Realty Corp.                      Vice President
                                    EA Debt Corp.                               Vice President
                                    EA Land Corp.                               Vice President
                                    EAB Land Company, Inc.                      Vice President
                                    EAB Mortgage Company, Inc.                  Vice President
                                    EAB Realty Corp.                            Vice President
                                    EAB Realty of Florida, Inc.                 Vice President
                                    EAB Securities, Inc.                        Vice President
                                    Ashland Properties, Inc.                    Vice President
                                    Discount Brokers International, Inc.        Vice President
                                    Kany Long Island City Corp.                 Vice President
                                    Cragin Service Development Corp.            Vice President
                                    Wasco Funding Corp.                         Vice President
                                    Island Abodes Corp.                         Vice President
                                    Lyric Holdings, Inc.                        Vice President
                                    EAB Credit Corp.                            Vice President
                                    ORE Realty Inc.                             Vice President
                                    Texas Holdings, Inc.                        Vice President
                                    Twelve Polo Realty Inc.                     Vice President
                                    Vail at North Salem Inc.                    Vice President
                                    81 Lee Avenue Corp.                         Vice President
                                    169 East Flagler Corp.                      Vice President
                                    EAB Plaza, Inc.                             Vice President
                                    117 Seaman Realty, Inc.                     Vice President
                                    Garden City Marble Corp.                    Vice President
                                    Huntington Bay Development Corp.            Vice President
                                    Plaza Homes Inc. (Metrofund)                Vice President
                                    LSR Realty Inc.                             Vice President
                                    Beckman Hospitality Corp.                   Vice President
                                    Colony at Sayerville, Corp.                 Vice President
                                    Corners Estates at Hauppauge Inc.           Vice President
                                    Corona 114 Apartments Inc.                  Vice President
                                    Country Knolls at Manorville Inc.           Vice President
                                    Cove Townhouses at Southold Inc.            Vice President
                                    Crystal Domiciles Inc.                      Vice President
                                    Eastern Shores at Northampton Corp.         Vice President
                                    Forestwood at North Hills Inc.              Vice President
                                    Garden State Convention Center at Somerest
                                     County, Inc.                               Vice President
                                    Half Acre on 347 at Nesoonset Inc.          Vice President
                                    Horse Race Lane at Nissequogue Inc.         Vice President
                                    Jericho 969 Turnpike Inc.                   Vice President
                                    Fairfield Avenue Corp.                      Vice President
                                    Amsterdam Development Corp.                 Vice President
                                    Brownstone Apts. Inc.                       Vice President
                                    Central Cedarhurst Corp.                    Vice President
                                    GSC Land Corp.                              Vice President
                                    East 91st Street Development Corp.          Vice President
                                    East 92nd Street Development Corp.          Vice President
                                    LLPA Corporation                            Vice President


                                    Lake Front Land Corp.                       Vice President
                                    Lattingtown Mansion, Inc.                   Vice President
                                    Lowell Acquisition Corp.                    Vice President
                                    Ludlow Development Corp.                    Vice President
                                    Maspeth 56-25 58th Street Corp.             Vice President
                                    Metro Case Corp.                            Vice President
                                    Montauk Hospitality Corp.                   Vice President
                                    Montauk YC Corp.                            Vice President
                                    Moreland Hauppauge Corp.                    Vice President
                                    North Hills Links Corp.                     Vice President
                                    Plaza Boulevard Equities Corp.              Vice President
                                    Plaza Boulevard Properties Corp.            Vice President
                                    Plaza Uniondale Properties, Inc.            Vice President
                                    Remington Ronkonkoma Corp.                  Vice President
                                    Rendezvous Realty Corp.                     Vice President
                                    S E at Commack Inc.                         Vice President
                                    S E at Commack II Inc.                      Vice President
                                    S E at Commack III Inc.                     Vice President
                                    S E at Commack IV Inc.                      Vice President
                                    Scholar Estates at Commack Inc.             Vice President
                                    Seaman Shares at Inwood Corp.               Vice President
                                    Showcase Estates at Dix Hills Inc.          Vice President
                                    Southampton Settlers Corporation            Vice President
                                    Southeast Ridgefield Land Corp.             Vice President
                                    Steinway 18-50 Astoria Corp.                Vice President
                                    Sterling DTVA Corp.                         Vice President
                                    T E at Dix Hills Inc.                       Vice President
                                    T E at Dix Hills II Inc.                    Vice President
                                    T E at Dix Hills III Inc.                   Vice President
                                    Thornwood Estates at Dix Hills Inc.         Vice President
                                    W.M. Seaman at Inwood Corp.                 Vice President
                                    Welcome Center at Manorville Inc.           Vice President
                                    West End 700 Inc.                           Vice President
                                    Westminster Downs at Dix Hills, Inc.        Vice President
                                    Westwood Hills at Middletown, Inc.          Vice President
                                    Ziegfeld Villas Corp.                       Vice President
                                    41 East Sunrise Highway Corporation         Vice President
                                    55 Commerce, Inc.                           Vice President
                                     (Sold to EMI 1/20/92)
                                    Seventh Street Development Corp.            Vice President
                                    Fourteenth Street Development Corp.         Vice President
                                    West 51st Street Development Corp.          Vice President
                                    West 73rd Street Development Corp.          Vice President
                                    Lemark Land in Setauket, Inc.               Vice President
                                    Ludlow Street Development Corp.             Vice President
                                    Milestone Square Corp.                      Vice President
                                    Oceanside 35-05 Hampton Road Inc.           Vice President
                                    Oceanside 35-39 Hampton Road Inc.           Vice President
                                    Sangeo 709 Merrick Road Corp.               Vice President
                                    Sherwood Plaza Corp.                        Vice President
                                    Syosset 240 Jericho, Inc.                   Vice President

Nancy A. Ellefson                   LaSalle Bank N.A.                           Vice President
Vice President

Frank  J. Haggerty                  None
Vice President



Lisa Kirkwood                       LaSalle Bank N.A.                           Vice President
Vice President

Scott Marinko                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Phillip P. Mierzwa                  LaSalle Bank N.A.                           Vice President
Vice President

Kurt Moeller                        LaSalle Bank N.A.                           Vice President
Vice President

Michael Mosher                      LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Eric Nilles                         Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Marc Peirce                         ABN AMRO Funds                              Vice President
Vice President                      ABN AMRO Fund Services, Inc.                Vice President

Mary E. Ras                         LaSalle Bank N.A.                           Vice President
Vice President

David Rothweiler                    LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Fred Senft                          Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Stephen Smart                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Ann Weis                            None
Vice President

Susan M. Wiemeler                   None
Vice President

Daniel Zaldivar                     Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Jeff Cook                           None
Assistant Vice President

Christine Dragon                    None
Assistant Vice President

Thom Forsha                         None
Assistant Vice President

Timothy Kelly                       None
Assistant Vice President

Todd Larson                         LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President



Patrick Lawlor                      LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President

Laurie Lynch                        ABN AMRO Funds                              Vice President
Assistant Vice President            ABN AMRO Fund Services, Inc.                Assistant Vice President

Joseph Pavnica                      None
Assistant Vice President

Kim Phillips                        None
Assistant Vice President

Marcia Roth                         None
Assistant Vice President

Gerco Goote                         ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Wiepke Postma                       ABN AMRO NSM International Funds
Senior Vice President               Management B.V.                             Director
                                    ABN AMRO Bank N.V.                          Senior Vice President

Wouter van der Veen                 ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Philip Kiewiet de Jonge             ABN AMRO Bank N.V.                          Vice President
Vice President

Jan Lamme                           ABN AMRO Bank N.V.                          Vice President
Vice President

Patrick Lemmens                     ABN AMRO Bank N.V.                          Vice President
Vice President

Edward Niehoff                      ABN AMRO Bank N.V.                          Vice President
Vice President

Henk Rozendaal                      ABN AMRO Bank N.V.                          Vice President
Vice President

Garrit-Jan ten Doesschate           ABN AMRO Bank N.V.                          Vice President
Vice President

Jaap van der Geest                  ABN AMRO Bank N.V.                          Vice President
Vice President

Wijgert Verstoep                    ABN AMRO Bank N.V.                          Vice President
Vice President

Anton Wouters                       ABN AMRO Bank N.V.                          Vice President
Vice President

Maarten Bloemen                     ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Lucien Carton                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager


Stefan de Maar                      ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Arjen Dibbets                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Felix Lanters                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Theo Maas                           ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Jacco Maters                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Edward Moolenburgh                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Wim Mur                             ABN AMRO Bank N.V..                         Portfolio Manager
Portfolio Manager

Martine Paap                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Loes Pals - de Groot                ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Carlos Rodriguez                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Guido ven der Burg                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Bas Verlaat                         ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Holger Weeda                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Daniel Lof                          ABN AMRO Bank N.V.                          Junior Portfolio Manager
Junior Portfolio Manager

Anna Simone                         ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Jan van Vulpen                      ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Luiz Eduardo Passos Maia            ABN AMRO Asset Management S.A.              Chief Executive Officer
Executive Officer

Mailson Hykavei                     ABN AMRO Asset Management S.A.              Chief Trader
Trader

Fernando Meibak                     ABN AMRO Asset Management S.A.              Chief Sales Officer
Sales Officer

Sergio Angelim                      ABN AMRO Asset Management S.A.              Senior Sales Officer
Sales Officer


Teruo Monobe                        ABN AMRO Asset Management S.A.              Compliance Officer
Compliance Officer

Eduardo Castro                      ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Sylvio De Castro                    ABN AMRO Asset Management S.A.              Assistant Portfolio Mgr.
Assistant Portfolio Mgr.

Alexandre Povoa                     ABN AMRO Asset Management S.A.              Chief Investment Officer
Investment Officer

Rodolfo Froes                       ABN AMRO Asset Management S.A.              Senior Trader
Trader

Ricardo Schneider                   ABN AMRO Asset Management S.A.              Trader
Trader

Antonio Grisi Neto                  ABN AMRO Asset Management S.A.              Trader
Trader

Pedro Villani                       ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Elisabeth Lerner                    ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Maria Cristina Paganini             ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Hugo Penteado                       ABN AMRO Asset Management S.A.              Chief Economist
Economist

Aquiles Mosca                       ABN AMRO Asset Management S.A.              Economist
Economist

Cesar Ferraz                        ABN AMRO Asset Management S.A.              Trader
Trader

Eduardo Mendonca                    ABN AMRO Asset Management S.A.              Trader
Trader

Niels Haslund                       ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales

Cristiano Pardi                     ABN AMRO Asset Management S.A.              Risk Manager
Risk Manager

Maria Helena Valio                  ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales

Juan Katz                           ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Glaucia Castro Quinto               ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst


Luiz Ribeiro                        ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Ronaldo Ferreira                    ABN AMRO Asset Management S.A.              Head of AM Operations
Operations

Caterina Grassa                     ABN AMRO Asset Management S.A.              Coordinator, Foreign Funds
Coordinator, Foreign Funds

Franciscus Lucas Kusse              ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    Asia Pacific                                CEO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Australia) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Kim Guan Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    ABN AMRO NSM International Funds
                                    Management B.V.                             Portfolio Manager
                                    Asia Pacific                                CIO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Singapore) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Chi Keung Edmond Leung              ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Paritosh Thakore                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hak Kau Karl Lung                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Solange Rouschop                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ming Fai Larry Yuen                 ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ka Lok Carol Wong                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Yim Mui Bridget Yu                  ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hau Cho Joe Pun                     ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President


ITEM 27.   PRINCIPAL UNDERWRITER.

(a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)      Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:


ADVISERS
CHICAGO CAPITAL MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3455 Peachtree Road, N.E., Suite 1200, Atlanta, GA 30326 VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314
ABN AMRO ASSET MANAGEMENT (USA) LLC, 161 North Clark Street, Chicago, IL 60601


SUB-ADVISERS
TALON ASSET MANAGEMENT, INC., One North Franklin, Chicago, IL 60606
DELAWARE MANAGEMENT COMPANY, 2005 Market Street, Philadelphia, PA  19103
MFS INSTITUTIONAL ADVISORS, 500 Boylston Street, Boston, Massachusetts 02116

CUSTODIANS
DEUTSCHE BANK/BANKERS TRUST COMPANY, 130 Liberty Street, New York, New York
10006
J.P. MORGAN CHASE AND COMPANY, 270 Park Avenue, New York, New York  10017

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTION SERVICES (USA), INC., 3200 Horizon Drive, King of Prussia, PA 19406

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.   UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 28th day of February 2002.


                                          ABN AMRO FUNDS
                                          (FORMERLY KNOWN AS ALLEGHANY FUNDS)

                                          By:  /s/ Kenneth C. Anderson
                                               ------------------------------
                                               Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of ABN AMRO FUNDS (FORMERLY KNOWN AS ALLEGHANY FUNDS) has been signed below by the following persons in his capacity on the 28th day of February 2002.




Signature                                   Capacity

STUART D. BILTON*                   Chairman, Board of Trustees                 February 28, 2002
---------------------------
Stuart D. Bilton

NATHAN SHAPIRO*                     Trustee                                     February 28, 2002
---------------------------
Nathan Shapiro

GREGORY T. MUTZ*                    Trustee                                     February 28, 2002
---------------------------
Gregory T. Mutz

LEONARD F. AMARI*                   Trustee                                     February 28, 2002
---------------------------
Leonard F. Amari

ROBERT A. KUSHNER*                  Trustee                                     February 28, 2002
---------------------------
Robert A. Kushner

ROBERT B. SCHERER*                  Trustee                                     February 28, 2002
---------------------------
Robert B. Scherer

DENIS SPRINGER*                     Trustee                                     February 28, 2002
---------------------------
Denis Springer

ARNOLD F. BROOKSTONE*               Trustee                                     February 28, 2002
---------------------------
Arnold F. Brookstone

JAMES WYNSMA*                       Trustee                                     February 28, 2002
---------------------------
James Wynsma

ROBERT FEITLER*                     Trustee                                     February 28, 2002
---------------------------
Robert Feitler

/s/ Kenneth C. Anderson             President                                   February 28, 2002
---------------------------         (Principal Executive Officer)
Kenneth C. Anderson

/s/ Gerald F. Dillenburg            Secretary, Treasurer and Senior Vice        February 28, 2002
---------------------------         President (Principal Accounting
Gerald F. Dillenburg                & Financial Officer)



*   By:  /s/ Gerald F. Dillenburg
         -----------------------------------
         GERALD F. DILLENBURG,
         Attorney-in-Fact

                                 ABN AMRO FUNDS

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of ABN AMRO Funds (Formerly known as Alleghany Funds), a business trust organized under the laws of The State of Delaware (the "Trust"), does hereby make, constitute and appoint Gerald F. Dillenburg, Laura Hlade, and Michael Cozzi and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 21st day of September 2001.


             /s/Stuart D. Bilton                  /s/Leonard F. Amari
             ----------------------               -----------------------
             Stuart D. Bilton                     Leonard F. Amari


             /s/Robert Kushner                    /s/Gregory T. Mutz
             ----------------------               -----------------------
             Robert Kushner                       Gregory T. Mutz


             /s/Robert Scherer                    /s/Nathan Shapiro
             ----------------------               -----------------------
             Robert Scherer                       Nathan Shapiro


             /s/Denis Springer
             ----------------------
             Denis Springer

                                 ABN AMRO FUNDS

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of ABN AMRO Funds (formerly known as Alleghany Funds), a business trust organized under the laws of The State of Delaware (the "Trust"), does hereby make, constitute and appoint Gerald F. Dillenburg, Laura Hlade, and Michael Cozzi and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed his name this 20th day of December 2001.


             /s/ Arnold F. Brookstone
             ----------------------
             Arnold F. Brookstone


             /s/ Robert Feitler
             ----------------------
             Robert Feitler


             /s/ James Wynsma
             ----------------------
             James Wynsma

                                  EXHIBIT INDEX


Item 23
Exhibits                            Document
(d)(21)  Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund
         dated December 28, 2001.

(g)(5)   Global Custody Agreement between ABN AMRO Funds and The Chase Manhattan
         Bank, dated August 13, 1998, including all amendments.

(h)(11)  Amendment No. 5 to the Administration Agreement.

(i)      Opinion of Vedder, Price, Kaufman and Kammholz.

(j)(1)   Consent of Ernst & Young LLP.

(j)(2)   Consent of KPMG LLP.
